As filed with the Securities and Exchange Commission on ^ December 30, 1996

                                                                File Nos. 33-500
                                                                        811-4418



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
             Registration Statement Under the Securities Act of 1933

                       Post-Effective Amendment No. ^ 21 X
                                                        ---
                                       and
         Registration Statement Under the Investment Company Act of 1940
                              Amendment No. ^ 23 X


                                  -------------


                         CALIFORNIA INVESTMENT TRUST II
               (Exact Name of Registrant as Specified in Charter)


                        44 Montgomery Street, Suite 2100
                         San Francisco, California 94104
                     (Address of Principal Executive Office)

                                 (415) 398-2727
                         (Registrant's Telephone Number)


                               RICHARD F. SHELTON
                        44 Montgomery Street, Suite 2100
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                 --------------


                          It is proposed that this filing will become effective:


                      ___ ^  immediately  upon filing  pursuant to Rule  485(b)
                      ^ X    on  December  31,  ^ 1996 pursuant to Rule 485(b)
                      ---
                      ___    60 days after filing  pursuant to Rule 485(a)(1)
                      ___ ^  75  days after filing pursuant to Rule 485(a)(2)
                      ___ on ________________ pursuant to Rule 485(a)


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, ^ 1996 was filed on October 30, ^ 1996.


                                     -------


                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              KERRIE A. WALSH, ESQ.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104
                                 (415) 772-6000

                         CALIFORNIA INVESTMENT TRUST II

                      CONTENTS OF POST-EFFECTIVE AMENDMENT


This post-effective amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of Post-Effective Amendment


         Cross-Reference Sheet ^

         Part A - Prospectus
^
         Part B - Statement of Additional Information ^


         Part C - Other Information

         Signature Page

                         CALIFORNIA INVESTMENT TRUST II


                         U.S. GOVERNMENT SECURITIES FUND
                        THE UNITED STATES TREASURY TRUST
                               S&P 500 INDEX FUND
                             S& P MIDCAP INDEX FUND
                             S&P SMALLCAP INDEX FUND
                               EQUITY INCOME FUND


                              CROSS REFERENCE SHEET
                                    FORM N-1A


N-1A                                                        Location in
Item No.              Item                                  Registration Statement
--------              ----                                  ----------------------
                   Part A: Information Required in Prospectus

1.                    Cover Page                            Cover Page

2.                    Synopsis                              "Fees and Expenses of the Fund"


3.                    Condensed Financial                   ^"Financial Highlights," "Cumulative Dividend
                      Information                           Reinvestment Performance," "Discussion of the
                                                            Bond Funds' Performances," "Discussion of the
                                                            Stock Funds' Performances"

4.                    General Description                   "What is ^ California Investment Trust Fund
                      of Registrant                         Group?," " ^ What are the Investment
                                                            Objectives and Policies of our Government
                                                            Fund?," "What are the Investment Objectives
                                                            and Policies of our Treasury Trust?," "What are
                                                            the Investment Objectives and Policies of our
                                                            Stock Funds?," "Miscellaneous Information"

5.                    Management of the Fund                "About Our Management," back page of
                                                            Prospectus, "Miscellaneous Information," " ^
                                                            What are the Investment Objectives and Policies
                                                            of Our Government Fund?," "What are the
                                                            Investment Objectives and Policies of our
                                                            Treasury Trust?," "What are the Investment
                                                            Objectives and Policies of our Stock Fund?"
                                                            "Portfolio Transactions"


5A.                   Management Discussion and             ^"Discussion of the Bond Funds'
                      Analysis                              Performances," "Discussion of the Stock Funds'
                                                            Performances"

6.                    Capital Stock and Other               Cover Page, " ^ U.S. Government Securities
                      Securities                            Fund," "The  United  States  Treasury  Trust,"
                                                            "The S&P 500 Index  Fund"  and the S&P  MidCap
                                                            Index   Fund,"   "What   Are  the   Investment
                                                            Objectives  and  Policies  of  our  Government
                                                            Fund?--General   Policies,"   "What   are  the
                                                            Investment  Objectives  and  Policies  of  our
                                                            Stock  Funds?--Investment  Limitations," "What
                                                            Are the Investment  Objectives and Policies of
                                                            our Treasury  Trust?--General  Policies," "How
                                                            Are   Distributions   and   Taxes   Handled?,"
                                                            "Opening    an    Account,^"    "Miscellaneous
                                                            Information"


7.                    Purchase of Securities Being          "How to Buy Shares," "Shareholder Services,"
                      Offered                               "Administrative Information"

8.                    Redemption or Repurchase              "How To Redeem Shares"

9.                    Pending Legal Proceedings             Not Applicable

                                       iii


                         Part B: Information Required in
                       Statement of Additional Information


10.                   Cover Page                            Cover Page

11.                   Table of Contents                     "Table of Contents"

12.                   General Information and               "About the California Investment Trust Fund
                      History                               Group," "Miscellaneous Information"


13.                   Investment Objective and              "Investment ^ Objectives and Policies of the ^
                      Policies                              Government Fund and Treasury Trust,"
                                                            "Investment Objectives and Policies of the Stock
                                                            Funds," "Description of Investment Securities
                                                            and Portfolio Techniques," "Investment
                                                            Restrictions," "Appendix"


14.                   Management of the Registrant          "Trustees and Officers," "Investment
                                                            Management and Other Services"

15.                   Control Persons and Principal         "Trustees and Officers," "Miscellaneous
                      Holders of Securities                 Information"

16.                   Investment Advisory and Other         "Investment Management and Other Services"
                      Services

17.                   Brokerage Allocation                  "The Trust's Policies Regarding Broker-Dealers
                                                            Used for Portfolio Transactions"

18.                   Capital Stock and Other               "About the California Investment Trust Fund
                      Securities                            Group," "Miscellaneous Information"

19.                   Purchase, Redemptions and             "Additional Information Regarding Purchases
                      Pricing of Securities Being           and Redemptions of Fund Shares"
                      Offered

20.                   Tax Status                            "Taxation," "Miscellaneous Information"

21.                   Underwriters                          "Investment Management and Other Services
                                                            --Principal Underwriter"

22.                   Calculation of Performance            "Yield Disclosure and Performance Information"
                      Data


23.                   Financial Statements                  ^"Financial Statements"



                         CALIFORNIA INVESTMENT TRUST II


                                    FORM N-1A

                         -------------------------------

                                     PART A
                                   PROSPECTUS


                         U.S. GOVERNMENT SECURITIES FUND
                        THE UNITED STATES TREASURY TRUST
                               S&P 500 INDEX FUND
                              S&P MIDCAP INDEX FUND
                             S&P SMALLCAP INDEX FUND
                               EQUITY INCOME FUND


                         -------------------------------

Prospectus


January 1, 1997


CALIFORNIA INVESTMENT TRUST FUND GROUP 44 Montgomery Street, Suite 2100 San Francisco, California 94104

For Information Call:  (415) 398-2727
For Shareholder Servicing Call: (800) 225-8778
or FAX: (415) 421-2019


The following nine mutual funds (individually, a "Fund" and collectively, the "Funds") are offered in this Prospectus:

o California Tax-Free Income Fund            o S&P 500 Index Fund
o California Insured Intermediate Fund       o S&P MidCap Index Fund
o California Tax-Free Money Market Fund      o S&P SmallCap Index Fund
o U.S. Government Securities Fund            o Equity Income Fund
o The United States Treasury Trust



Our Funds have no sales charges, redemption fees, dividend reinvestment charges or 12b-1 fees.

Each Fund has its own investment objectives and policies. As is the case for all mutual funds, attainment of each Fund's investment objective cannot be assured.


This Prospectus is designed to provide you with basic information before investing. You should read and retain this document for future reference. A Statement of Additional Information about the Funds, which are part of California Investment Trust and California Investment Trust II, dated January 1, 1997, as may be revised from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy is available without charge from the Funds by calling 1(800) 225-8778.


AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

The share prices of the Funds, other than the California Tax-Free Money Market Fund and The United States Treasury Trust, vary over time as interest rates and the value of their securities vary. The California Tax-Free Money Market Fund and The United States Treasury Trust attempt to maintain a constant net asset value of $1.00 per share. THERE CAN BE NO ASSURANCE THAT THE CALIFORNIA TAX-FREE MONEY MARKET FUND OR THE UNITED STATES TREASURY TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. The California Tax-Free Money Market Fund may invest a significant percentage of its assets in a single issue and therefore an investment in such fund may be riskier than an investment in other types of Money Market Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CALIFORNIA INVESTMENT TRUST FUND GROUP

The investment objectives and policies of each Fund are described below:

The Tax-Free Funds:

California Tax-Free Income Fund ("Income Fund") seeks as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. This Fund will usually invest in intermediate and long-term municipal bonds and will invest only in securities in the four highest rating categories.

California Insured Intermediate Fund ("Insured Fund") seeks as high a level of income exempt from federal and California income taxes as is consistent with prudent investment management and safety of capital. This Fund invests primarily in intermediate and long-term municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest and will invest only in securities in the two highest rating categories. Previously called:
California Insured Tax-Free Income Fund.

California Tax-Free Money Market Fund ("Money Fund") has the objectives of capital preservation, liquidity, and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. This Fund invests in short-term securities rated in the two highest rating categories.


The Stock Funds:

The S&P MidCap Index Fund (the "MidCap Fund") is a diversified mutual fund that seeks to provide investment results that correspond to the total return of publicly traded common stocks of medium-size domestic companies, as represented by the Standard & Poor's MidCap 400 Index.

The S&P 500 Index Fund (the "500 Fund") is a diversified mutual fund that seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

The S&P SmallCap Index Fund (the "SmallCap Fund") is a diversified mutual fund that seeks to provide investment results that correspond to the total return of publicly traded common stocks of small sized companies, as represented by the Standard & Poor's S&P" 600 SmallCap Index.

The Equity Income Fund (the "Equity Fund") is a diversified mutual fund that seeks a high level of current income by investing primarily in income producing equity securities. As a secondary objective, the Fund will also consider the potential for price appreciation when consistent with seeking current income.

We will attempt to manage the Equity Income Fund so that the average income yield of the common stocks held by the Equity Income Fund will be at least 50% greater that the yield of the S&P 500 Composite Stock Price Index. Because of our strategies, we expect that the Fund will have less price volatility that the S&P 500 Index.

The Stock Funds are designed as long-term investments. Short-term trading in shares of these Funds, which could adversely impact the Funds and their other shareholders, is discouraged.


The Government Fund:

U.S. Government Securities Fund ("Government Fund") seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily Government National Mortgage Association ("GNMA") Certificates. A portion of its income may be exempt from California and other states' personal income taxes.

The Treasury Trust:

The United States Treasury Trust ("Treasury Trust") seeks preservation of capital, safety, liquidity, and, consistent with these objectives, the highest attainable current income exempt from state income taxes. The Treasury Trust will invest its assets only in short-term U.S. Treasury securities and its income will be exempt from California (and most other states') personal income taxes.


CALIFORNIA INVESTMENT TRUST FUND GROUP(TM)


CONTENTS

                                                                            Page


Fees and Expenses of the Funds ............................................    4
Financial Highlights ......................................................    6
Comparison of fund expenses ...............................................   12
Discussion of Bond Fund Performances ......................................   12
Discussion of Index Funds' performances ...................................   15
What is California Investment Trust Fund Group ............................   17
What are the investment objectives and policies
   of the Tax-Free Funds ..................................................   18
What are the investment objectives and policies
   of the Government Fund .................................................   25
What are the investment objectives and policies
   of the Treasury Trust ..................................................   27
What are the investment objectives and policies
   of the Stock Funds .....................................................   28
Portfolio Transactions ....................................................   36
How are dividends, distributions and taxes handled? .......................   37
About our management ......................................................   40
Opening an account ........................................................   43
How to buy shares .........................................................   43
Shareholder services ......................................................   45
Administrative information ................................................   47
How to redeem shares ......................................................   51
Miscellaneous information .................................................   53
Glossary ..................................................................   54



FEES AND EXPENSES OF THE FUNDS

The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by an investment in each Fund:



                                      California                                        The
                                      Tax-Free   California   California    U.S.        United     S&P      S&P     S&P
                                      Money      Tax-Free     Insured       Government  States     500      MidCap  SmallCap  Equity
                                      Market     Income       Intermediate  Securities  Treasury   Index    Index   Income    Income
                                      Fund       Fund         Fund          Fund        Trust      Fund     Fund    Fund      Fund
Shareholder Transaction Expenses
Sales Charges imposed on purchases ...None       None         None          None        None       None     None    None      None
Sales Charges imposed on
     reinvested dividends ............None       None         None          None        None       None     None    None      None
Deferred Sales Charges ...............None       None         None          None        None       None     None    None      None
Redemption Fees ......................None       None         None          None        None       None     None    None      None
Exchange Fees ........................None       None         None          None        None       None     None    None      None

Estimated Annual Fund Operating
     Expenses+
Management Fee ......................0.29%       0.48%        0.36%         0.44%       0.28%      0.00%   0.10%   0.00%     0.00%
12b-1 Fees ..........................None        None         None          None        None       None    None    None      None
Other Expenses ......................0.11%       0.13%        0.19%         0.21%       0.16%      0.20%   0.30%   0.65%     0.80%
Total Fund Operating Expenses
   (after fee reduction)* ...........0.40%       0.61%        0.55%         0.65%       0.43%      0.20%   0.40%   0.65      0.80%

Account Maintenance Fee (per account)                                                            $10.00  $10.00



Example of Fund Expenses

Let's say that a Fund's annual return is 5% and that its operating expenses are as described. For every $1,000 invested, here's how much you would pay in total expenses if you closed your account after the number of years indicated:



                                 California                                          The
                                 Tax-Free   California     California    U.S.        United     S&P      S&P     S&P
                                 Money      Tax-Free       Insured       Government  States     500      MidCap  SmallCap  Equity
                                 Market     Income         Intermediate  Securities  Treasury   Index    Index   Income    Income
                                 Fund       Fund           Fund          Fund        Trust      Fund     Fund    Fund      Fund
1 Year .................         $  4        $  6           $  6          $  7        $  5       $ 12     $ 14     $  7    $  8
3 Years ................         $ 13        $ 20           $ 18          $ 21        $ 14       $ 36     $ 43     $ 21    $ 26
5 Years ................         $ 22        $ 34           $ 31          $ 36        $ 25       $ 61     $ 72
10 Years ...............         $ 51        $ 76           $ 69          $ 81        $ 55       $126     $151




These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.


*  A $10.00 fee is charged for redemptions made by wire.
+ The management fee represents the net amount expected to be received by the Manager from each Fund after fee waivers and reimbursements during the fiscal year ended August 31, 1997. The expense information for the Funds has been restated to reflect management fees and estimated operating expenses after planned fee waivers and expense reimbursements by the Manager to the Funds. For the fiscal year ending August 31, 1996, the total fund operating expenses for the Money Fund, the Income Fund, the Insured Fund, the Government Fund, the Treasury Trust, the 500 Fund, and the MidCap Fund as a percentage of their average net assets after reimbursements, were 0.40%, 0.60%, 0.55%, 0.65%, 0.43%, 0.20% and 0.40% respectively. If no waivers or reimbursements had been made, the total fund operating expenses for the Funds during that period would have been 0.61%, 0.60%, 0.70%, 0.71%, 0.66%, 0.57%, and 0.71%, respectively. For the
SmallCap and Equity Income Funds, the Manager agrees to reimburse or absorb expenses of the Funds to limit the expenses to shareholders to 0.65% and 0.80% respectively, through August 31, 1997. Absent fee waivers and reimbursements, total fund operating expenses for the SmallCap and Equity Income Fund are expected to be approximately 1.85%, which includes 0.50% for the management fee.


FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)


The Financial Highlights for the prior five years have been selected from the Funds' financial statements, which have been examined by Tait, Weller & Baker, independent certified public accountants, whose unqualified report thereon appears in the Funds' Annual Report to Shareholders for the year ended August
31, 1996 and are incorporated by reference in this Prospectus.

                                                                       Year Ended August 31,
California Tax-Free Money Market Fund              1996            1995            1994            1993            1992
Net asset value, beginning of year ............   $1.000          $1.000          $1.000          $1.000          $1.000
INCOME FROM INVESTMENT OPERATIONS
        Net investment income .................    0.032           0.032           0.022           0.022           0.031
LESS DISTRIBUTIONS
        Dividends from net
           investment income ..................   (0.032)         (0.032)         (0.022)         (0.022)         (0.031)
        Net asset value, end of year ..........   $1.000          $1.000          $1.000          $1.000          $1.000

        Total return ..........................     3.26%           3.27%           2.18%           2.27%           3.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
     (in 000's) ............................... $103,402         $80,412         $85,935         $58,754         $92,913
Ratio of expenses to average
     net assets
        Before expense reimbursements .........     0.61%           0.66%           0.68%           0.39%           0.15%
        After expense reimbursements ..........     0.40%           0.40%           0.35%           0.24%           0.15%
Ratio of net investment income to
     average net assets
        Before expense reimbursements .........     2.90%           2.97%           1.83%           2.10%           3.05%
        After expense reimbursements ..........     3.11%           3.23%           2.16%           2.25%           3.05%




                                                                          Year Ended August 31
California Tax-Free Money Market Fund              1991            1990            1989            1988            1987
Net asset value, beginning of year ............   $1.000          $1.000          $1.000          $1.000          $1.000
INCOME FROM INVESTMENT OPERATIONS
        Net investment income .................    0.046           0.056           0.059           0.047           0.040
LESS DISTRIBUTIONS
        Dividends from net
           investment income ..................   (0.046)         (0.056)         (0.059)         (0.047)         (0.040)
        Net asset value, end of year ..........   $1.000          $1.000          $1.000          $1.000          $1.000

        Total return ..........................     4.62%           5.77%           6.04%           4.95%           4.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
     (in 000's) ...............................  $75,316         $85,910         $81,577         $59,870         $32,262
Ratio of expenses to average
     net assets
        Before expense reimbursements .........     0.32%           0.67%           0.69%           0.70%           0.81%
        After expense reimbursements ..........     0.21%           0.27%           0.18%           0.26%           0.25%
Ratio of net investment income to
     average net assets
        Before expense reimbursements .........     4.44%           5.17%           5.41%           4.30%           3.44%
        After expense reimbursements ..........     4.55%           5.57%           5.92%           4.74%           4.00%




                                                                       Year Ended August 31,
California Tax-Free Income Fund                  1996            1995             1994           1993            1992
Net asset value, beginning of year ..........   $12.22          $12.17          $13.39          $12.42          $11.85
INCOME FROM INVESTMENT OPERATIONS
        Net investment income ...............     0.62            0.61            0.65            0.69            0.73
        Net gain (loss) on securities
          (both realized and
          unrealized) .......................     0.09            0.30           (0.92)           1.04            0.57

        Total from investment
          operations ........................     0.71            0.91           (0.27)           1.73            1.30

LESS DISTRIBUTIONS
        Dividends from net
          investment income .................    (0.62)          (0.66)          (0.66)          (0.68)          (0.73)
        Distribution from
          capital gains .....................      --            (0.20)          (0.29)          (0.08)            --
        Total distributions .................    (0.62)          (0.86)          (0.95)          (0.76)          (0.73)
        Net asset value,
          end of year .......................   $12.31          $12.22          $12.17          $13.39          $12.42

Total return ................................     5.40%           8.01%          (2.15)%         14.55%          11.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in 000's) ................................ $194,926        $196,046        $225,087        $274,325        $217,321
Ratio of expenses to average
  net assets
        Before expense reimbursements .......     0.60%           0.62%           0.60%           0.60%           0.60%
        After expense reimbursements ........     0.60%           0.62%           0.60%           0.60%           0.60%
Ratio of net investment income to
  average net assets
        Before expense reimbursements .......     4.96%           5.13%           5.09%           5.41%           5.98%
        After expense reimbursements ........     4.96%           5.13%           5.09%           5.41%           5.98%
Portfolio Turnover ..........................    10.34%          32.21%          31.27%          25.42%          45.43%



                                                                            Year Ended August 31,

California Tax-Free Income Fund                   1991           1990           1989           1988           1987
Net asset value, beginning of year ..........    $11.30         $11.44         $11.06         $11.25         $11.72
INCOME FROM INVESTMENT OPERATIONS
        Net investment income ...............      0.75           0.77           0.80           0.82           0.84
        Net gain (loss) on securities
          (both realized and
          unrealized) .......................      0.55          (0.13)
                                                                                 0.39          (0.20)         (0.46)
        Total from investment
          operations ........................      1.30           0.64
                                                                                 1.19           0.62           0.38
LESS DISTRIBUTIONS
        Dividends from net
          investment income .................     (0.75)         (0.78)         (0.81)         (0.81)         (0.85)
        Distribution from
          capital gains .....................       --             --             --             --             --
        Total distributions .................     (0.75)         (0.78)         (0.81)         (0.81)         (0.85)
        Net asset value,
          end of year .......................    $11.85         $11.30         $11.44         $11.06         $11.25

Total return ................................     11.87%          5.69%         11.20%          5.72%          3.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in 000's) ................................  $136,594        $85,461        $70,248        $39,329        $37,350
Ratio of expenses to average
  net assets
        Before expense reimbursements .......      0.67%          0.69%          0.73%          0.80%          0.78%
        After expense reimbursements ........      0.60%          0.59%          0.60%          0.61%          0.39%
Ratio of net investment income to
  average net assets
        Before expense reimbursements .......      3.36%          6.57%          6.93%          7.24%          6.83%
        After expense reimbursements ........      6.43%          6.67%          7.06%          7.43%          7.22%
Portfolio Turnover ..........................     44.12%         42.24%         47.59%        102.35%         87.36%


*       Commencement of operations
**      Annualized


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)-cont.



                                                                             Year Ended August 31,
U.S. Government Securities Fund                    1996           1995           1994           1993           1992            1991
Net asset value, beginning of year ............   $10.66         $10.30         $11.76         $10.52          $9.80          $9.41
INCOME FROM INVESTMENT OPERATIONS
        Net investment income .................     0.66           0.70           0.67           0.71           0.72           0.83
        Net gain (loss) on securities
          (both realized and unrealized) ......    (0.51)          0.41          (1.40)          1.29           0.73           0.39
        Total from investment operations ......     0.15           1.11          (0.73)          2.00           1.45           1.22
LESS DISTRIBUTIONS
        Dividends from net investment
          income ..............................    (0.66)         (0.75)         (0.67)         (0.71)         (0.73)         (0.83)
        Distribution from capital gains .......      --             --           (0.06)         (0.05)           --             --
        Total distributions ...................    (0.66)         (0.75)         (0.73)         (0.76)         (0.73)         (0.83)
        Net asset value, end of year ..........   $10.15         $10.66         $10.30         $11.76         $10.52          $9.80

        Total return ..........................     1.26%         11.42%         (6.44)%        20.09%         15.46%         13.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in 000's) ..................................  $29,088        $29,884        $30,228        $35,787        $79,858        $21,188
Ratio of expenses to average
  net assets
        Before expense reimbursements .........     0.71%          0.75%          0.73%          0.75%          0.63%          0.85%
        After expense reimbursements ..........     0.65%          0.64%          0.62%          0.52%          0.38%          0.60%
Ratio of net investment income to
  average net assets
        Before expense reimbursements .........     6.10%          6.72%          5.99%          6.32%          6.87%          8.48%
        After expense reimbursements ..........     6.16%          6.83%          6.10%          6.55%          7.12%          8.73%
Portfolio Turnover ............................    89.11%        169.83%        129.06%         52.30%        122.14%         53.00%




                                                                             Year Ended August 31,
U.S. Government Securities Fund                            1990            1989          1988            1987
Net asset value, beginning of year ............            $9.57          $9.46          $9.62          $10.26
INCOME FROM INVESTMENT OPERATIONS
        Net investment income .................             0.82           0.87           0.88            0.90
        Net gain (loss) on securities
          (both realized and unrealized) ......            (0.15)          0.11          (0.17)          (0.63)
        Total from investment operations ......             0.67           0.98           0.71            0.27
LESS DISTRIBUTIONS
        Dividends from net investment
          income ..............................             (.083)        (0.87)         (0.87)           (.091)
        Distribution from capital gains .......              --             --             --              --
        Total distributions ...................            (0.83)         (0.87)         (0.87)          (0.91)
        Net asset value, end of year ..........            $9.41          $9.57          $9.46           $9.62

        Total return ..........................             7.24%         10.78%          7.77%           2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in 000's) ..................................          $11,809        $11,181        $10,406         $13,074
Ratio of expenses to average
  net assets
        Before expense reimbursements .........             0.81%          0.96%          1.04%           1.00%
        After expense reimbursements ..........             0.60%          0.61%          0.59%           0.34%
Ratio of net investment income to
  average net assets
        Before expense reimbursements .........             8.43%          8.83%          8.79%           7.61%
        After expense reimbursements ..........             8.64%          9.18%          9.24%           8.27%
Portfolio Turnover ............................            78.32%         78.29%        109.64%         114.56%








                                                                             Year Ended August 31,
The United States Treasury Trust                    1996            1995            1994            1993            1992

Net asset value, beginning of year .............   $1.000          $1.000          $1.000          $1.000          $1.000
INCOME FROM INVESTMENT OPERATIONS
        Net investment income ..................    0.050           0.050           0.031           0.028           0.041
LESS DISTRIBUTIONS
        Dividends from net
investment income ..............................   (0.050)         (0.050)         (0.031)         (0.028)         (0.041)
        Net asset value, end
          of year ..............................   $1.000          $1.000          $1.000          $1.000          $1.000
        Total return ...........................     5.11%           5.10%           3.11%           2.86%           4.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in 000's) ...................................  $37,903         $29,797         $19,268         $28,449         $16,799
Ratio of expenses to average net assets
        Before expense reimbursements ..........     0.66%           0.72%           0.75%           0.65%           0.73%
        After expense reimbursements ...........     0.43%           0.50%           0.52%           0.32%           0.25%
Ratio of net investment income to
   average net assets
        Before expense reimbursements ..........     4.60%           4.75%           2.62%           2.43%           3.66%
        After expense reimbursements ...........     4.83%           4.97%           2.85%           2.76%           4.14%




                                                                                  Apr. 26,
                                                                                  1989* to
                                                                                   Aug.31,
The United States Treasury Trust                     1991            1990           1989
Net asset value, beginning of year .............    $1.000          $1.000         $1.000
INCOME FROM INVESTMENT OPERATIONS
        Net investment income ..................     0.064           0.077          0.029
LESS DISTRIBUTIONS
        Dividends from net
investment income ..............................    (0.064)         (0.077)        (0.029)
        Net asset value, end
          of year ..............................    $1.000          $1.000         $1.000
        Total return ...........................      6.59%           8.02%          8.49%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in 000's) ...................................   $23,460         $19,168         $1,848
Ratio of expenses to average net assets
        Before expense reimbursements ..........      0.73%           0.70%          2.71%**
        After expense reimbursements ...........      0.26%           0.25%          0.00%**
Ratio of net investment income to
   average net assets
        Before expense reimbursements ..........      5.88%           7.31%          5.60%**
        After expense reimbursements ...........      6.35%           7.76%          8.31%**


*       Commencement of operations
**      Annualized



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)-cont.

                                                                    S&P 500 Index Fund
                                                                                                         Apr. 20
                                                                                                        1992* to
                                                                   Year Ended August 31,                August 31,
                                                1996           1995           1994            1993         1992
Net asset value, beginning of year .........   $13.31         $11.38         $11.25          10.09        $10.00
INCOME FROM INVESTMENT OPERATIONS
        Net investment income ..............     0.36           0.39           0.30           0.30          0.10
        Net gain (loss) on securities
          (both realized and
          unrealized) ......................     2.05           1.94           0.26           1.16          0.03
        Total from investment
          operations .......................     2.41           2.33           0.56           1.46          0.13
LESS DISTRIBUTIONS
        Dividends from net
          investment income ................    (0.37)         (0.37)         (0.30)         (0.30)        (0.04)
        Distribution from
          capital gains ....................    (0.54)         (0.03)         (0.13)       --            --
        Total distributions ................    (0.91)         (0.40)         (0.43)         (0.30)        (0.04)
        Net asset value,
          end of year ......................   $14.81         $13.31         $11.38         $11.25        $10.09
        Total return .......................    18.63%         21.06%          5.17%         14.77%         3.66%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in 000's) ...............................  $43,849        $21,800        $14,830        $11,352        $4,380
Ratio of expenses to average
  net assets
        Before expense
          reimbursements ...................     0.57%          1.04%          1.01%          1.41%         2.71%**
        After expense
          reimbursements ...................     0.20%          0.20%          0.20%          0.09%         0.00%**
Ratio of net investment income
 to average net assets
        Before expense
          reimbursements ...................     2.13%          2.40%          1.95%          1.54%         0.94%**
        After expense
          reimbursements ...................     2.50%          3.24%          2.76%          2.86%         3.65%**
Portfolio turnover .........................     1.87%          3.68%          1.22%          8.46%           --
Average commission rate paid ...............   $0.028(1)




                                                                        S&P MidCap Index Fund
                                                                                                            Apr. 20
                                                                                                            1992* to
                                                                        Year Ended August 31,               August 31,

                                                  1996           1995           1994           1993           1992
Net asset value, beginning of year .........     $13.82         $12.21         $12.23         $10.12        $10.00
INCOME FROM INVESTMENT OPERATIONS
        Net investment income ..............       0.24           0.26           0.22           0.25          0.09
        Net gain (loss) on securities
          (both realized and
          unrealized) ......................       1.33           2.04           0.22           2.11          0.07
        Total from investment
          operations .......................       1.57           2.30           0.44           2.36          0.16
LESS DISTRIBUTIONS
        Dividends from net
          investment income ................      (0.25)         (0.25)         (0.22)         (0.25)        (0.04)
        Distribution from
          capital gains ....................      (0.69)         (0.44)         (0.24)           --            --
        Total distributions ................      (0.94)         (0.69)         (0.46)         (0.25)        (0.04)
        Net asset value,
          end of year ......................     $14.45         $13.82         $12.21         $12.23        $10.12
        Total return .......................      11.77%         20.24%          3.75%         23.64%         4.48%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in 000's) ...............................    $33,559        $26,168        $21,789        $16,243        $3,279
Ratio of expenses to average
  net assets
        Before expense
          reimbursements ...................       0.71%          0.80%          0.97%          1.36%         3.74%**
        After expense
          reimbursements ...................       0.40%          0.40%          0.40%          0.17%         0.00%**
Ratio of net investment income
 to average net assets
        Before expense
          reimbursements ...................       1.38%          1.70%          1.30%          0.97%        (0.46%)**
        After expense
          reimbursements ...................       1.69%          2.10%          1.87%          2.16%         3.28%**
Portfolio turnover .........................      18.18%         11.71%         15.01%          8.16%         0.87%
Average commission rate paid ...............     $0.021(1)






                                                       S&P
                                                     SmallCap  Equity                                      California Insured
                                                      Index    Income                                      Intermediate Fund
                                                      Fund      Fund
                                                                                                                        October 20,
                                                                                                                          1992* to
                                                                                      Year Ended August 31,              August 31,
                                                                       1996            1995             1994             1993
Net asset value, beginning of year ...................                  $10.49          $10.23           $10.65           $10.00
INCOME FROM INVESTMENT OPERATIONS
        Net investment income ........................                    0.46            0.44             0.44             0.40
        Net gain (loss) on securities
(both realized and unrealized) .......................                   (0.07)           0.30            (0.42)            0.61
        Total from investment operations .............                    0.39            0.74             0.02             1.01
LESS DISTRIBUTIONS
        Dividends from net investment income .........                   (0.46)          (0.48)           (0.44)           (0.36)
        Net asset value, end of year .................                  $10.42          $10.49           $10.23           $10.65
        Total return .................................                    3.75%           7.46%            0.23%           11.91%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000's) ...................                 $24,207         $23,515          $21,800          $11,145
Ratio of expenses to average net assets
        Before expense reimbursements ................                    0.70%           0.76%            0.88%            2.00%**
        After expense reimbursements .................                    0.55%           0.60%            0.46%            0.16%**
Ratio of net investment income to
  average net assets
        Before expense reimbursements ................                    4.22%           4.19%            3.77%            2.75%**
        After expense reimbursements .................                    4.37%           4.35%            4.19%            4.59%**
Portfolio turnover ...................................   +      +        36.08%          43.56%            8.91%             --

*   Commencement of operations
**  Annualized
(1) Not required information prior to August 31, 1995 + The annual portfolio turnover is expected to be less than 100%.


COMPARISON OF FUND EXPENSES


Below is a table comparing the Funds' total fund operating expenses with average total fund operating expenses as reported by Lipper Analytical Services Inc. on September 30, 1996 for several categories of mutual funds comparable to the Funds.


Annual Fund Operating Expenses
(as a percentage of average net assets)


   Lipper Analytical Services                   CIT

   CA Tax Exempt Money Funds       0.62%*       Money Fund              0.40%*
   CA Insured Municipal Funds      1.08%*       Insured Fund            0.55%*
   CA General Municipal Funds      1.06%*       Income Fund             0.61%
   General U.S. Government Funds   1.20%*       Government Fund         0.65%*
   U.S. Treasury Money Funds       0.64%*       Treasury Trust          0.44%*
   Growth & Income                 1.26%**      500 Fund                0.20%*
   Growth                          1.42%**      Equity Income Fund      0.80%*
                                                MidCap Fund             0.40%*
                                                SmallCap Fund           0.65%*


*  After fee waivers and expense reimbursements.
** These figures are for actively managed funds which typically have higher operating expenses.

Manager's Note: We believe our annual fund operating expenses are among the lowest available. In our opinion, all other things being equal, low cost no-load funds will provide investment results that are better than funds having sales commissions, redemption fees and higher expenses.


DISCUSSION OF BOND FUNDS' PERFORMANCES


On the following pages are line graphs comparing the performances of the Income Fund, the Insured Fund and the Government Fund to a broad based securities market index from the inception of the respective Fund through the fiscal year ending August 31, 1996.

Manager's Note: The objective of the graphs is to permit you to compare the performances of the Funds with the market that prevailed over those time periods and to give perspective to market conditions, and investment strategies and techniques pursued by the Funds' investment manager that materially affected the performance of the Funds. The Lehman Brothers Indexes reflect reinvestment of "dividends" but not the expenses of the Funds. All graphs assume a $10,000 hypothetical initial investment. Also below are tables presenting each of these Funds' average annual total returns for the one-year, five-year and 10 year (or from inception) through August 31, 1996 periods. Past performance is not predictive of future performance.

The objective of the graphs is to permit you to compare the performances of the Funds with the market that prevailed over those time periods and to give perspective to market conditions, investment strategies and techniques pursued by the Funds' investment manager that materially affected the performance of the Funds.

[GRAPHIC OMITTED. LINE CHART REPRESENTING COMPARISON OF RETURNS OF CALIFORNIA TAX-FREE INCOME FUND VERSUS LEHMAN BROTHERS MUNICIPAL BOND FUND INDEX]



Average Annual Total Returns

                                                    Fiscal Year       Five Years      From Inception
                                                      Ended             Ending        (Dec. 4, 1985)
                                                 Aug. 31, 1996     Aug. 31, 1996     to Aug. 31, 1996
CIT California Tax-Free Income Fund ...........       5.86%             7.36%              7.44%
Lehman Brothers Municipal Bond Index ..........       4.87%             7.14%              7.61%


[GRAPHIC OMITTED. LINE CHART REPRESENTING COMPARISON OF RETURNS OF CALIFORNIA INSURED INTERMEDIATE FUND VERSUS THE LEHMAN BROTHERS 5 YEAR MUNICIPAL INDEX]


Average Annual Total Returns

                                                  Fiscal Year       From Inception
                                                    Ended           (Oct. 20, 1992)
                                                 Aug. 31, 1996     to Aug. 31, 1996
CIT California Insured Intermediate Fund ......       3.75%               5.56%
Lehman Brothers 5 Year Municipal Bond Index ...       3.71%               5.12%





A rising level of economic activity, a low level of unemployment and rising wages ignited bond market concerns that the future rate of inflation would increase. This led to a substantial rise in interest rates early in 1996. Given these conditions and expectations, the primary investment strategy of the Funds' investment manager was to maintain a high average coupon and decrease moderately the average maturities of all the bond funds in order to moderate decreases in bond prices. The Income Fund emphasized the purchase of fifteen year high quality bonds. The Government Fund increased the proportion of GNMA pass throughs held. The Insured Intermediate Fund emphasized purchase of bonds with maturities eight years and shorter. The investment managers' strategy, coupled with the rise in interest rates, were the primary factors producing the past years' performance results.



[GRAPHIC OMITTED. LINE CHART REPRESENTING COMPARISON OF RETURNS OF U.S. GOVERNMENT SECURITIES FUND VERSUS THE LEHMAN BROTHERS TREASURY AND GNMA INDICES]



Average Annual Total Returns


                                                    Fiscal Year      Five Years       From Inception
                                                       Ended           Ending         (Dec. 4, 1985)
                                                   Aug. 31, 1996    Aug. 31, 1996    to Aug. 31, 1996
CIT U.S. Government Securities Fund ...........         1.26%           7.92%              8.14%
Lehman Brothers Composite Treasury Index ......         3.69%           7.26%              7.60%
Lehman Brothers GNMA Treasury Index ...........         5.15%           6.23%              8.30%



DISCUSSION OF INDEX FUNDS' PERFORMANCES


On the following pages are line graphs comparing each of the Index Funds' (not including the SmallCap Fund) performance to a broad based securities market index from the inception of each Index Fund through the fiscal year ending August 31, 1996. The graphs assume a $10,000 hypothetical initial investment. The objective of the graph is to permit you to compare the performance of an Index Fund with the current market and to give perspective to market conditions and investment strategies and techniques that materially affected the performance of the Index Fund. Also below is a table presenting each of the respective Index Funds' average annual total returns for the one-year and inception through August 31, 1996 periods. Past performance is not predictive of future performance.

Manager's  Note:  The  Standard  &  Poor's  Indexes   reflect   reinvestment  of
"dividends" but not the expenses of the Funds.

The primary strategy of the Index Funds' investment manager during the past fiscal year was to invest in those stocks represented by the respective S&P index in a manner that effectively replicates the index. Portfolio turnover is kept to a minimum to reduce taxable capital gains to shareholders.

[GRAPHIC OMITTED. LINE CHART REPRESENTING COMPARISON OF RETURNS OF CIT S&P 500 INDEX FUND VERSUS S&P 500 COMPOSIT STOCK PRICE INDEX]


Average Annual Total Returns

                                                               Fiscal Year             From Inception
                                                                  Ended               (Apr. 20, 1992)
                                                              Aug. 31, 1996           to Aug. 31, 1996
CIT S&P 500 Index Fund ...................................        18.63%                   13.77%
Standard & Poor's 500 Composite Stock Price Index ........        18.72%                   14.26%




Manager's Note: The S&P 500, MidCap and SmallCap represent approximately 79%, 9%, and 4% respectively of the market value of all stocks publicly traded in the United States. Approximately 25% of the earnings of the 500 are from foreign sources so the investor has a global exposure to earnings, without the currency risks involved in direct investments in foreign securities. The Index Funds are managed to produce a minimum in taxable recognized capital gains. Under tax law, ordinary income for high bracket tax payers is taxed at a higher rate than capital gains.


[GRAPHIC OMITTED. LINE CHART REPRESENTING COMPARISON OF RETURNS OF CIT S&P MIDCAP INDEX FUND VERSUS S&P MIDCAP400 INDEX]


Average Annual Total Returns


                                                           Fiscal Year              From Inception
                                                              Ended                 (Apr. 20, 1992)
                                                          Aug. 31, 1996            to Aug. 31, 1996
CIT S&P MidCap Index Fund ........................            11.77%                     13.70%
Standard & Poor's MidCap 400 Index ...............            11.77%                     14.37%



WHAT IS CALIFORNIA INVESTMENT TRUST FUND GROUP?


The California Investment Trust Fund Group (the "Trusts" or "Funds") presently consists of two diversified, open-end management investment companies, both organized as Massachusetts business trusts in September 1985. As part of California Investment Trust, we currently offer through this Prospectus the Income Fund, Insured Fund and the Money Fund. As part of California Investment Trust II, we currently offer through this Prospectus the Government Fund and the Treasury Trust. Also part of this trust are the 500 Fund, the MidCap Fund, the SmallCap Fund (together, the "Index Funds"), and the Equity Income Fund (together with the Index Funds, the "Stock Funds").


CCM Partners, a California Limited Partnership (the "Manager"), is the investment manager of the Funds. The Manager has retained Bank of America NT&SA (Bank of America Capital Management, Inc.) (the "Sub-Adviser"), a wholly-owned subsidiary of BankAmerica Corporation, to manage the Stock Funds on a day-to-day basis.


Manager's Note: The term no-load means that you do not pay commissions to buy or sell your shares. In our opinion, all other things being equal, low cost, no-load funds will provide investment results that are better than funds having sales commissions, redemption fees and higher expenses. If you have any questions about the Funds, please call us at 1(800) 225-8778 and speak to one of our customer service representatives.

You may purchase shares of any Fund through your securities dealer or broker or directly from us. (See "How to Buy Shares" on page 43.) We charge no commissions for your purchases or sales of our shares. Accordingly, more of your money will go to work for you immediately upon investment.

For example, a $10,000 investment in a mutual fund with a 4% sales charge results in only $9,600 being invested in that fund because $400 of the investor's money goes toward payment of the sales commission. As a result, there is a negative cumulative effect on the total return over the time of the investment because the original investment is $9,600, not $10,000.


All other things being equal, a load fund having a portfolio yield of 5.00% would only provide an effective net yield to the investor of 0.8% in the first year if there is a 4% sales charge. Many service organizations that report mutual fund performance results do not deduct sales charges when reporting these figures to many publications. This is because the sales charge is an expense borne by the investor, not the fund. Thus, load funds often are measured as if they were no-load funds. This favorably distorts the reported performance of many load funds in comparison to no-load funds.


WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF OUR TAX-FREE FUNDS?

Manager's Note: The Income Fund, the Insured Fund and the Money Fund are called the "Tax-Free Funds."

In general, the Tax-Free Funds seek as high a level of income, which is exempt from federal income taxes and California personal income taxes, as is consistent with each Fund's objectives, investment characteristics, and policies.

California Tax-Free Income Fund -seeks as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. We seek to reduce, to the extent possible, the credit risks of our portfolio by investing in California municipal securities having at the time of purchase one of the top four ratings, or if unrated, being of similar quality to one of the top four ratings, of S&P Corporation S&P, Moody's Investors Service ("Moody's"), or Fitch Investors Service, Inc. ("Fitch"). These are considered to be "investment grade" securities, although bonds rated Baa in the fourth highest category are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and to have some speculative characteristics. The Income Fund does not invest in derivative securities. The Income Fund will not invest more than 20% of its total assets in securities rated in the fourth highest category. If the rating on an issue held in the Income Fund's portfolio is downgraded from investment grade, our Manager will consider such event in its evaluation of the overall investment merits of that security but such consideration will not necessarily result in an automatic sale of the security. When the Income Fund invests in securities not rated by S&P, Moody's, or Fitch, it is the responsibility of our Manager to evaluate them and determine that they have the same quality and characteristics as those described by S&P, Moody's or Fitch for their ratings. An Appendix to the Statement of Additional Information contains a description of the ratings of S&P, Moody's, and Fitch.


Manager's Note: Investments by the Income Fund will be made in securities considered to be "investment grade."

The Income Fund normally invests in intermediate and long-term bonds and its average portfolio maturity generally is five years or more. If our Manager determines that market conditions warrant a shorter average maturity, the Income Fund's portfolio will be adjusted accordingly. Since the value of debt obligations typically varies inversely with changes in interest rates, the net asset value per share of the Income Fund will also fluctuate in this manner. The Income Fund, under normal market conditions, attempts to invest 100% and, as a matter of fundamental policy, invests at least 80%, of the value of its net assets in securities the interest on which is exempt from federal income taxes and California personal income taxes. Thus, it is possible, although not anticipated, that under normal market conditions up to 20% of the Income Fund's net assets could be in municipal obligations from another state, in taxable U.S. Treasury obligations, in repurchase agreements secured by such securities, or in obligations the interest on which is subject to the federal alternative minimum tax.


Manager's Note: The Income Fund is intended for investors who can accept the probability of principal fluctuations.


For temporary defensive purposes only, the Income Fund may invest (i) more than 20% of its assets (which could be up to 100%) in obligations issued or guaranteed by the full faith and credit of the U.S. Government, the interest on which is subject to federal and may be subject to California income taxes and
(ii) more than 20% of the value of its net assets (which could be up to 100%) in instruments the interest on which is exempt from federal income taxes but not California personal income taxes, such as municipal obligations issued by other states and their agencies and instrumentalities.


California Insured Intermediate Fund ("Insured Fund")-seeks as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and safety of capital. The Insured Fund seeks to reduce, to the extent possible, the credit risks of its portfolio by investing in California municipal securities that are insured under an insurance policy obtained by the issuer or underwriters of such securities at the time of their original issuance or are insured under an insurance policy purchased by the Insured Fund. The name of this Fund previously was California Insured Tax-Free Income Fund.

The Manager determines appropriate purchases for the Insured Fund based on credit analysis, including consideration of creditworthiness and insurance. The Insured Fund does not invest in derivative securities. Insurance covering the timely payment of interest and principal on the municipal securities in which the Insured Fund invests is obtained from recognized insurers. Such insurance does not guarantee the market value of the municipal securities in which the Insured Fund invests or the value of the shares of the Insured Fund. Issuer insurance remains with the security and thereby enhances its resale value. The Insured Fund may invest more than twenty-five percent (25%) of its assets in securities insured by the same insurance company.


Manager's Note: The Insured Fund will attempt to limit the price volatility of its shares by investing a portion of its assets in intermediate term municipal securities and by the use of other investment strategies. There is no guarantee that these strategies will be successful.


The Insured Fund also may invest in uninsured California municipal securities having at the time of purchase the top two ratings or, if unrated, being of similar quality to the top two ratings (AAA or AA) of S&P, (Aaa or Aa) of Moody's, (AAA or AA) of Fitch. Securities having these credit ratings are considered to be "high quality." Under normal market conditions, the Insured Fund's investment in uninsured obligations may not exceed twenty percent (20%) of its portfolio assets. If the rating on an issue held in the Insured Fund's portfolio is downgraded, our Manager will consider such event in its evaluation of the overall investment merits of that security but such consideration will not necessarily result in an automatic sale of the security. When the Insured Fund invests in securities not rated by S&P, Moody's, or Fitch, it is the responsibility of our Manager to evaluate them and determine that they have the same quality and characteristics as those described by S&P, Moody's or Fitch for their ratings. An Appendix to the Statement of Additional Information contains a description of the ratings of S&P, Moody's, and Fitch.


Manager's Note: Under normal market circumstances, the Insured Fund will invest at least 80% of its net assets in insured California Municipal Securities. These are generally rated AAA by Standard & Poor's Corporation, Aaa by Moody's Investors Service or AAA by Fitch Investors Service, Inc.


For temporary defensive purposes only, the Insured Fund may invest (i) more than 20% of its assets (which could be up to 100%) in obligations issued or guaranteed by the full faith and credit of the U.S. Government, the interest on which is subject to federal and may be subject to California income taxes and
(ii) more than 20% of the value of its net assets (which could be up to 100%) in instruments the interest on which is exempt from federal income taxes but not California's personal income taxes, such as municipal obligations issued by other states and their agencies and instrumentalities.

California Tax-Free Money Market Fund ("Money Fund")-has the objectives of capital preservation, liquidity, and the highest achievable current income exempt from federal and California income taxes as is consistent with safety. Although no assurances can be given, the Money Fund attempts to maintain a constant net asset value of $1.00 per share.

The Money Fund seeks to achieve its investment objectives through investments limited to U.S. dollar-denominated money market instruments. The Money Fund does not invest in derivative securities. All investments by the Money Fund (i.e., 100% of the Money Fund's investments) will mature or will be deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held by the Money Fund (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held by the Money Fund will be deemed to be the longer of the period remaining until the next interest rate adjustment, or the period remaining until the principal amount can be recovered through demand, although the stated maturities may be in excess of 397 days. All investments by the Money Fund, including variable rate demand instruments and participation certificates, are determined by or on behalf of the California Investment Trust's Board of Trustees to present minimal credit risks and are of "high quality" as determined by a major rating service or, in the case of an investment which is not rated, are of comparable quality as determined by or on behalf of the California Investment Trust's Board of Trustees. However, investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments of a lower quality or with a longer term.

The Money Fund invests primarily in fixed rate and variable rate obligations issued by or on behalf of the State of California, other states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from federal income taxes ("Municipal Obligations"). The Money Fund invests in certain Municipal Obligations the interest on which, in the opinion of bond counsel, is exempt in the opinion of bond counsel from federal and California personal income taxes ("California Municipal Obligations"). To the extent suitable California Municipal Obligations are not available for investment by the Money Fund, the Money Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities, the interest income on which will be exempt from federal income tax but will be subject to California personal income taxes.


Manager's Note: We have many investors who are uncertain of the investment period for their funds and who allocate some of their assets to one of our Money Funds and some to one or more of our Bond Funds, thereby achieving their desired average maturity.

The Money Fund intends to invest, under normal circumstances, 100% of its assets in California Municipal Obligations. Except when acceptable securities are unavailable for investment by the Money Fund as determined by the Manager, the Money Fund will invest at least 65% of its assets in California Municipal Obligations, although the exact amount of the Money Fund's assets invested in such securities will vary from time to time. As a fundamental policy, the Money Fund will invest, under normal circumstances, at least 80% of its assets in Municipal Obligations and, as an operating policy, will invest at least 80% of its assets in Municipal Obligations not subject to the federal alternative minimum tax. The Money Fund may, for temporary or defensive purposes, invest up to 20% of its total assets in securities the interest on which is subject to federal and California personal income tax or to the federal alternative minimum tax. The Money Fund's investments may include "when-issued" Municipal Obligations, and stand-by commitments.


The Money Fund makes its investments primarily in: (1) municipal bonds with remaining maturities of one year or less that at the date of purchase are rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal notes with remaining maturities of one year or less that at the date of purchase are rated MIG 1 or MIG 2 by Moody's or SP-1 or SP-2 by S&P; and (3) municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P. If any of these securities are not rated, they may be acquired if they are of comparable quality as determined by or on behalf of the Board of Trustees of the California Investment Trust.



Manager's Note: We require a minimum investment of $10,000 to open an account in any of our Bond or Money Market Funds. Subsequent investments must be $250 or more.

General Policies: Each Tax-Free Fund may borrow from banks for temporary or emergency purposes and pledge its assets therefor, up to 10% of its total assets. (No securities will be purchased by a Fund while any outstanding borrowings exceed 5% of its total assets.) Each Fund may also make loans of its portfolio securities provided 100% collateral in the form of cash or U.S. Government securities is pledged and maintained with the Fund by the borrower. Each Tax-Free Fund also may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System. Generally, a repurchase agreement is an agreement under which a Fund acquires a U.S. Government security subject to resale to a bank or dealer at an agreed upon time and price which reflects a net interest gain for the Fund. A default by the other party could cause a Fund to lose the interest factor; however, the agreement is collateralized by the U.S. Government security and its value is marked to market daily in order to minimize a Fund's risks. No more than 10% of the Income Fund's or the Money Fund's total assets or more than 15% of the Insured Fund's assets will be invested in repurchase agreements with maturities in excess of seven days. (See the Statement of Additional Information for more information.)


Manager's Note: Short-term municipal obligations are issued by state and local governments and public authorities as interim financings in anticipation of tax collections, revenue receipts or bond sales.


Municipal bonds may be issued to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility-tolls from a toll-bridge, for example. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk.

Under the Internal Revenue Code of 1986, as amended (the "Code"), there are certain restrictions on the use of tax-exempt bond financing for non-governmental business activities, such as industrial development bonds. Accordingly, interest on certain types of non-essential or private activity bonds may not be exempt from federal income tax, while interest on other types of non-essential or private activity bonds, although exempt from regular federal income tax, is treated as a tax preference for taxpayers subject to the alternative minimum income tax. To the extent a Tax-Free Fund holds such bonds, the burden of the alternative minimum income tax treatment would be passed on to the shareholders as dividends are paid.

Accordingly, the Tax-Free Funds attempt to minimize their investments in such bonds, and no more than 20% of a Tax-Free Fund's net assets will be invested in bonds whose income is treated as a tax preference under the federal alternative minimum tax. However, interest on any tax-exempt obligation that is paid to a corporate shareholder will be included in the calculation of its alternative minimum tax liability, if any.


Manager's Note: Under normal circumstances, the Tax-Free Funds do not intend to invest in municipal bonds subject to the alternative minimum tax.


Each of the Tax-Free Funds may purchase a right to sell a security held by the Fund back to the issuer of the security or another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "demand features" or "puts." In addition, a Tax-Free Fund may also hold floating or variable rate obligations, including certificates of participation. Generally, we utilize the types of securities described in this paragraph (and in more detail in the Glossary) to improve the investment position of a Tax-Free Fund by enhancing its yield or liquidity, by shortening or lengthening its average portfolio maturity, or by a combination thereof. Also, other tax-exempt instruments which may become available in the future may be purchased as long as the Manager believes their quality is equivalent to a Tax-Free Fund's quality standards.


Manager's Note: The investment objectives and certain policies of the Income Fund, the Insured Fund and the Money Fund are fundamental, meaning that they can only be changed by vote of the shareholders.


Limiting Investment Risks: The ability of each Tax-Free Fund to meet its objectives is affected by the ability of municipal issuers to meet their payment obligations. Since each of the Tax-Free Funds invests primarily in obligations of California issuers, the marketability and market value of these obligations may be affected by certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives that could adversely affect the various California issuers' ability to meet their financial obligations. There are additional risks associated with an investment which concentrates in issues of one state. As a result, the value of each Tax-Free Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. An expanded discussion of risks associated with California tax-exempt securities is contained in the Statement of Additional Information.

In recent years "Proposition 13" and similar California constitutional and statutory amendments and initiatives have restricted the ability of California taxing entities to increase real property tax revenues. Other initiative measures approved by California voters, through limiting various other taxes, have resulted in a substantial reduction in state revenues. Decreased state revenues may result in reductions in allocations of state revenues to local governments. It is not possible to determine the impact of these initiatives on the ability of California issuers to pay interest or repay principal on their obligations. There is no assurance that any California issuer will make full payments of principal and interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy. In addition, from time to time, federal legislative proposals have threatened the tax-exempt status or use of municipal securities. (An expanded discussion of the risks associated with municipal securities and California issuers is contained in the Statement of Additional Information.)



Manager's Note: While an investment in the Tax-Free Funds is not without risk, the Manager follows certain policies in managing our portfolios, which may help to reduce your risk.


In addition to prudently managing our investments in California and other securities, we have adopted certain policies to limit the credit risks of concentrating in California securities. Thus, each Tax-Free Fund will not purchase a security, if as a result: (a) with respect to 75% of its assets, more than 5% of its assets would be in the securities of any single issuer, except for the U.S. Government and its agencies or instrumentalities, and except that the Insured Fund may invest more than 25% of its assets in securities insured by the same insurance company; (b) more than 5% of its assets would be in industrial development revenue bonds where the payment of principal and interest are the responsibility of a company with less than three years' operating history; and (c) 25% or more of its assets would be in industrial development revenue bonds where payment of principal and interest is the ultimate responsibility of issuers in the same industry, although we may invest 25% or more of a Tax-Free Fund's assets in the aggregate in different industrial development revenue bonds. Since we may invest up to 25% of a Tax-Free Fund's assets in a single issuer, changes in the financial condition or market assessment of such issuer may cause greater fluctuations in the per share price of the Income Fund and in the yield of the Money Fund. However, we will attempt to limit price volatility of the Income Fund and the Insured Fund by investing a portion of those Funds' assets in intermediate term municipal securities.


WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF OUR GOVERNMENT
FUND?


Manager's Note: We offer two Funds to meet the needs of both long-term and short-term investors seeking income from investment grade U.S. Government securities. Our Government Fund is offered for investors seeking the credit safety and income of GNMA and other U.S. Government securities. The Treasury Trust invests the short-term U.S. Treasury securities exempt from California (and most other states') personal income taxes.



U.S. Government Securities Fund -seeks to provide you with safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives, through investments in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. Such obligations include U.S. Treasury bills, notes, strips and bonds and GNMA Certificates. No GNMA derivatives are included in the portfolio. the Fund may not always be able to achieve its objectives.


GNMA's-Since the Government Fund began operation it has invested, and plans to continue to invest, primarily in GNMA Certificates (including variable rate certificates), popularly called "Ginnie Mae's." GNMA Certificates are GNMA mortgage-backed securities representing part ownership of a pool of mortgage loans on real property. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. The Government Fund purchases "modified pass-through" type GNMA Certificates for which the payment of principal and interest on a timely basis is guaranteed, rather than the "straight-pass through" Certificates for which such guarantee is not available. The Fund also may purchase "variable rate" GNMA Certificates or any other type which may be issued with GNMA's guarantee.

GNMA's guarantee of timely payment of principal and interest on GNMA Certificates is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.

Generally, GNMA Certificates bear a nominal "coupon rate" which represents the effective Federal Housing Administration Veterans Administration mortgage rates for the underlying pool of mortgages, less GNMA and issuer's fees. Payments to holders of GNMA Certificates, such as the Government Fund, consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by a holder is calculated by dividing such payments by the purchase price paid for the GNMA Certificate. Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates.

The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments. The assumed average life of pools of mortgages having terms of under 30 years is less than 12 years, but typically not less than 5 years. A pool's expected life may be shortened, however, by prepayments of principal and interest on the underlying mortgages. Such prepayments result from a number of factors, including interest rate levels, general economic conditions, foreclosure rates, location and age of mortgages, and other social and demographic conditions. In periods of falling interest rates, the rate of prepayment tends to increase, which shortens the actual average life of a mortgage pool. The converse generally occurs during periods of rising interest rates. Any prepayments are passed through to the Government Fund and become available for reinvestment by the Fund at the then current yields. When interest rates have fallen, reinvestment of prepayments will generally be at lower yields.


Manager's Note: The Government Fund's investment objectives and certain policies are fundamental, meaning that they can only be changed by a vote of its shareholders.


General Policies: The Government Fund, under normal market conditions, attempts to invest 100% and, as a matter of fundamental policy, invests at least 80% of the value of its net assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

The Government Fund may borrow from banks for temporary or emergency purposes and pledge for such borrowings up to 10% of its total assets. (No securities will be purchased by the Fund while the value of outstanding borrowings exceed 5% of its total assets.) The Government Fund may also loan its portfolio securities provided 100% collateral in the form of cash or U.S. Government securities is pledged and maintained with the Fund by the borrower. The Fund also may enter into repurchase agreements with Government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System. We will invest no more than 10% of the Government Fund's total assets in repurchase agreements with maturities in excess of seven days. (See the above discussion of repurchase agreements for the Tax-Free Funds, and the Statement of Additional Information for more information.)


WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF OUR TREASURY TRUST?


The United States Treasury Trust (the "Treasury Trust")-seeks preservation of capital, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes, by investing exclusively in U.S. Treasury securities, namely bills, notes or bonds which are direct obligations of the U.S. Government. The Treasury Trust does not invest in derivative securities. The Treasury Trust's net assets will at the time of investment have remaining maturities of 397 days or less. The dollar weighted average maturity of its portfolio will be 90 days or less, and it will attempt to maintain a constant net asset value of $1.00 per share.


Manager's Note: The Treasury Trust invests short-term in the safest securities available: U.S. Treasury Obligations.


Under California law, dividends paid by a mutual fund, or a series thereof, which are derived from interest income on direct obligations of the U.S. Government (provided that the fund's federal and California tax-exempt obligations constitute at least 50% of the fund's total assets at the end of each quarter of its taxable year) will be exempt from California personal income tax. Most other states have similar provisions. Accordingly, as a matter of fundamental policy, the Treasury Trust will invest 100% of its net assets in direct obligations of the U.S. Government so that all of its dividends will be exempt from California (and most other states') personal income tax. Prospective investors should consult their own tax advisers for more information.


WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF OUR STOCK FUNDS

S&P 500 Index Fund The investment objective of the 500 Fund is to seek investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price

Index (the "S&P 500"). The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 79% of the market value of all common stocks publicly traded in the United States. Companies included in the Index range from 356 million to 160 billion in assets. The Manager believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general.

S&P MidCap Index Fund The investment objective of the MidCap Fund is to seek investment results that correspond to the total return (i.e., the combination of capital changes and income) of publicly traded common stocks of medium-size domestic companies, as represented by the Standard & Poor's MidCap 400 Index (the "MidCap Index"). The MidCap Index, representing approximately 9% of the market value of all common stocks publicly traded in the United States, is composed of 400 selected common stocks of medium-size domestic companies with market capitalizations between $159 million and $6.2 billion. The median market capitalization of the stocks in the MidCap Index is approximately $1.3 billion.

S&P SmallCap Index Fund The investment objective of the SmallCap Fund is to seek investment results that correspond to the total return of publicly traded common stocks of small sized companies, as represented by the S&P SmallCap 600 Index (the "SmallCap Index").* As of November 29, 1996, the SmallCap Index, representing about 4% of the market value of all common stocks publicly traded in the United States, was composed of 600 selected domestic companies with market capitalizations between $47 million and $2.5 billion. The median market capitalization of the stocks in the SmallCap Index was $382 million.

The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analysis and investment judgment. Instead, each Index Fund, utilizing a "passive" or "indexing" investment approach, attempts to replicate the performance of S&P 500, MidCap Index or the SmallCap Index, respectively. The Index Funds are designed to keep transaction costs and other expenses low. There is no assurance that the Index Funds will achieve their investment objectives.


Manager's Note: The 500 Fund, MidCap Fund and the S&P SmallCap are called the "Index Funds."

----------
*"Standard & Poor's", "S&P", "S&P 500, "Standard & Poor's 500", "500", "Standard and Poor's MidCap 400 Index", and "Standard and Poor's SmallCap 600 Index" are service marks of Standard and Poor's Corporation and have been licensed for use by the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Funds. Each Index Fund is intended for long-term investors. The 500 Fund is intended for investors seeking investment results that correspond to the total return of publicly traded U.S. common stocks, as represented by the S&P 500*. The MidCap Fund is intended for investors seeking investment results that correspond to the total return of publicly traded common stocks of medium-sized domestic companies, as represented by the MidCap Index. The SmallCap Fund is for investors seeking investment results that correspond to the total return of publicly traded common stocks of small sized companies, as represented by the SmallCap Index. Experience has shown that the longer the period of investment, the more likely the investor is to have a profitable result. If you anticipate an investment period of less than three to five years, we suggest you consider one of our money market or bond funds.

Under normal conditions, each Index Fund will invest at least 80% of its assets (65% if an Index Fund's asset level is below $25 million) in equity securities of companies that compose the relevant index. In seeking to replicate the performance of the S&P 500, the MidCap and the SmallCap Index, respectively, the Sub-Adviser will, over time, attempt to allocate each Index Fund's portfolio among common stocks in approximately the same weightings as the relevant index, beginning with the heaviest-weighted stocks that make up a larger portion of each index's value. Over the long term, the Sub-Adviser will seek a correlation between the performance of each Index Fund and that of the relevant index of at least 95% (or between 85%-95% if an Index Fund's assets are below $25 million). A figure of 100% would indicate perfect correlation. In the unlikely event that the high correlation sought by the Sub-Adviser is not achieved, the Board of Trustees of the California investment Trust II will consider alternative arrangements.



The Sub-Adviser generally will seek to match the composition of the relevant index to the maximum extent, but may not always invest an Index Fund's stock portfolio to mirror such index exactly. Because of the difficulty and expense of executing relatively small stock transactions, an Index Fund may not always be invested in the less heavily weighted stocks comprising its relevant index, and may at times have its portfolio weighted differently from the relevant index, particularly when an Index Fund has total assets of less than $25 million. The Sub-Adviser anticipates that each Index Fund will be able to mirror the performance of the relevant index with little variance at asset levels of $25 million or more. Each Index Fund may omit or remove an index stock from the portfolio if, following objective criteria, the Sub-Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

Although the Sub-Adviser will attempt to invest as much of each Index Fund's assets as is practical in stocks comprising the relevant index, each Index Fund also will maintain a reasonable position in high quality, short-term debt securities and money market instruments to meet redemption requests and other needs for liquid assets. If the Sub-Adviser believes that market conditions warrant a temporary defensive posture (as an example, extreme market volatility), each Fund may invest without limit in high-quality, short-term debt securities and money market instruments (including shares in money market mutual funds). These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, banker's acceptances and time deposits, U.S. Government securities, and repurchase agreements.

Manager's Note: We believe that investing in index funds that represent a broad segment of the market, with dividends reinvested and compounded, will provide very competitive long-term investment results.


S&P 500, MidCap and SmallCap Indexes-The composition of the S&P 500, MidCap Index and the SmallCap Index may be changed from time to time. They are determined by S&P and are based on such factors as the market capitalization and trading activity of each stock and the extent to which each stock is representative of stocks in a particular industry. The weighting of stocks in each index is based on the relative market capitalization of each stock constituting the index; that is, its market price per share times the number of shares outstanding. Inclusion of a stock in the S&P 500, MidCap Index or the SmallCap Index in no way implies an opinion by S&P as to its attractiveness as an investment.


The ability of each Index Fund to meet its objective depends to some extent on the cash flow experienced by such Fund because investments and redemptions by shareholders will generally require the Index Funds to purchase or sell portfolio securities. The Sub-Adviser will make investment changes to accommodate cash flow in an attempt to maintain the similarity of each Fund's portfolio to the relevant index. You also should be aware that the S&P 500 and the MidCap Index are both unmanaged indices and their performance does not take into account management fees, brokerage commissions and other costs of investing that the Index Funds must bear. Finally, because each Index Fund seeks to track the relevant index, they are not managed for growth or income in the same manner as other mutual funds, and the Sub-Adviser generally will not attempt to judge the merits of any particular stock as an investment. Accordingly, you should not expect to achieve results that are potentially greater than the total return for each Index Fund's benchmark index.


Because of the weighting of stocks in the S&P 500, as of November 20, 1996, the 50 largest companies in the S&P 500 comprised 45% of the 500 Fund. The 500 Fund is comprised of the following broad sectors in approximate proportions: service 0.4%; transportation 1.5%; manufacturing 9.3%; capital goods 5.6%; consumer cyclical 7.7%; consumer non-durable 27.5%; energy 9.0%; technology 14.4%; utilities 9.8% and banking & finance 14.8%. Of the companies in the S&P 500, approximately 91% are listed on the New

York Stock Exchange ("NYSE"); 8% are quoted on the National Association of Securities Dealers Automated Quotation System; and 1% are listed on the American Stock Exchange. It is anticipated that the percentage of the 500 Fund's assets invested in each stock in the S&P 500 will be approximately the same percentage it represents in the S&P 500.

Because of the weighing of stocks in the MidCap Index, as of November 20, 1996, the 50 largest companies in the MidCap Index comprised 31% of the MidCap Fund. The MidCap Index is comprised of the following broad sectors in approximate proportions: service 3.0%; transportation 1.9%; manufacturing 9.9%; capital goods 5.9%; consumer cyclical 6.5%; consumer non-durable 20.3%; energy 7.1%; technology 17.0%; utilities 11.8% and banking & finance 16.6%. Of the companies in the MidCap Index, approximately 74% are listed on the New York Stock Exchange ("NYSE"); 25% are quoted on the National Association of Securities Dealers Automated Quotation System; and 1% are listed on the American Stock Exchange. It is anticipated that the percentage of the MidCap Fund's assets invested in each stock in the MidCap Index will be approximately the same as the percentage it represents in the MidCap Index. Because some of the stocks that comprise the MidCap Index may be thinly traded, comparatively small investments could cause relatively volatile price fluctuations.

Because of the weighting of stocks in the SmallCap Index, as of June 17, 1996, the 50 largest companies in the S&P 600 comprised 25% of the Index. The Index is comprised of the following broad sectors in approximate proportions: Basic
Materials:  5.66%, Capital goods: 12.06%,  Consumer Cyclicals:  17.68%, Consumer
Staples: 8.34%, Communications Services: .28%, Energy: 6.38%, Financial: 16.72%,
Healthcare: 11.00%, Technology: 14.72%,  Transportations:  2.76%, and Utilities:
4.41%. Of the companies in the SmallCap Index, approximately 49% are listed on the New York Stock Exchange ("NYSE"); 47% are quoted on the National Association of Securities Dealers Automated Quotation System; and 4% are listed on the American Stock Exchange. It is anticipated that the percentage of the Fund's assets invested in each stock in the Fund will be approximately the same percentage it represents in the SmallCap Index.

The Equity Income seeks a high level of current income by investing primarily in income producing equity securities. As a secondary objective, the Equity Income Fund will also consider the potential for price appreciation when consistent with seeking current income.

The Sub-Adviser will attempt to manage the Equity Income Fund so that the average income yield of the common stocks held by the Equity Income Fund will be at least 50% greater than the yield of the S&P 500 Index. Because of these strategies, we expect that the Equity Income Fund will have less price volatility than the S&P 500 Index. There is no assurance that the Equity Income Fund will achieve its stated objective.

Under normal conditions, the Equity Income Fund must invest 65% and will attempt to invest at least 80% of its total assets in income-producing common stocks. Except for necessary cash reserves, the Equity Income Fund will typically invest all of its assets in an effort to meet its investment objectives. The Equity Income Fund intends to invest in securities which generate a relatively high level of dividend income and have potential for capital appreciation. These securities will generally be stocks of high-quality U.S. corporations; however, as deemed appropriate by the Manager, the Equity Income Fund may invest in preferred stocks, equity securities which are convertible into common stocks, American Depositary Receipts, Real Estate Investment Trusts, and futures contracts based on the S&P BARRA/Value Index, the S&P 500 Index, and the S&P 400 MidCap Index. The Equity Income Fund seeks to diversify its investments over a carefully selected list in order to moderate the risks inherent in investing in equity investments.

Manager's Note: Under normal market conditions, the Sub-Adviser intends the Equity Income Fund to be fully invested at all times by using various cash management strategies outlined here and in the Statement of Additional Information. It is our belief that by being fully invested, the Fund increases the possibility of meeting the investment goals of its investors.

The Equity Income Fund invests in a company following an analysis of the issuing company. A computer program proprietary to the Sub-Adviser will be used and include, among other things, tests for dividend payout ratio and positive growth of dividends. Over time, dividend income has proved to be an important component of total return. Also, dividend income tends to be a more stable source of total return than does capital appreciation. While the price of a company's stock can be significantly affected by market fluctuations and other short-term factors, its dividend rate usually has greater stability. For this reason, securities which pay a high level of dividend income are generally less volatile in price than securities which pay a low level of dividend income.

Although the Sub-Adviser will attempt to invest as much of the Equity Income Fund's assets as is practical in income-producing stocks, the Fund may maintain a reasonable position in high-quality, short-term debt securities and money market instruments to meet redemption requests and other needs for liquid assets. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, banker's acceptances and time deposits, U.S. Government obligations, money market mutual funds, and repurchase agreements.

If the Sub-Adviser believes that market conditions warrant a temporary defensive posture (as an example, extreme market volatility) the Equity Income Fund may invest without limitation in high-quality, short-term debt securities and money market instruments (including shares in money market mutual funds).

These policies are not fundamental so they may be changed by the Board of Directors without shareholder approval. However, the Equity Income Fund will notify shareholders before any material change is made in the Fund's policies.

Investment risks

The Money Fund invests primarily in securities issued by the State of California and therefore an investment in the Fund may be riskier than an investment in other types of money market funds.

Mutual funds investing primarily in equity securities are subject to market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

All Funds except the Index Funds are managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. The Index Funds are managed passively, but attempt to replicate the performance of the applicable index. Therefore, all Funds are subject to manager risk. Manager risk refers to the possibility that the Fund's manager may fail to execute the Fund's investment strategy effectively. As a result, a Fund may fail to achieve its stated objective.


The table below shows the actual performance of the MidCap Index for 1990 through 1995 and its reconstructed performance for the years 1984 through 1989. The reconstructed performance utilizes the prices of the 400 companies comprising the MidCap Index as of May 24, 1989, the date S&P introduced the MidCap Index. The information shown for the years 1984 through 1989 does not represent actual performance results and is intended to illustrate what the approximate performance of the MidCap Index would have been in those years. The table should not be viewed as representative of the income or capital gain or loss that the MidCap Index may generate in the future, nor should this table be considered representative of the future performance of the MidCap Fund.

[GRAPHIC OMITTED. BAR CHART ILLUSTRATING S&P MIDCAP 400 INDEX PERFORMANCE, 1985-1995]


*SOURCE: Standard & Poor's Corporation. No attempt was made to adjust the reconstructed MidCap Index regarding companies that did not exist throughout the period. The reconstructed information does not, therefore, contain data for 400 companies throughout the time period.






The table on the following page shows the performance of the S&P 500 for the eleven years from 1985 through 1995. Stock prices fluctuated widely during this period but were higher at the end than at the beginning. The results shown should not be viewed as representative of the income or capital gain or loss that the S&P 500 may generate in the future, nor should this be considered representative of the future performance of the 500 Fund.

[GRAPHIC  OMITTED.   BAR  CHART  ILLUSTRATING  STOCK  PRICE  INDEX  PERFORMANCE,
1985-1995]


*SOURCE: Standard & Poor's Corporation. Total Returns for the S&P 500 include the change in price of S&P 500 stocks and assume reinvestment of all dividends paid by S&P 500 stocks.


Investment Limitations


The investment objective and status of each Stock Fund as a diversified mutual fund are fundamental features, and may not be changed without shareholder approval. The following summarizes certain other of each Stock Fund's principal investment limitations. A complete listing is contained in the Statement of Additional Information.


Manager's Note: While the Index Funds seek to duplicate the performance of the S&P 500 and MidCap Index and SmallCap index respectively, the stock portfolios may not match the indexes perfectly. The investment objectives and certain policies of the Index Funds are fundamental, meaning that they can only be changed by vote of the shareholders.


Each Stock Fund may borrow money from a bank, but only for temporary or emergency purposes. Each Stock Fund may also borrow money by engaging in reverse repurchase agreements, whereby such Fund would sell securities and agree to buy them back at a later date. Each Stock Fund may borrow up to a maximum aggregate amount equal to 15% of the market value of its assets, determined at the time of borrowing. Each Stock Fund would borrow money only to meet redemption requests prior to the settlement of securities already sold or in the process of being sold by such Stock Fund. To the extent that a Stock Fund borrows money prior to selling securities, the Stock Fund may be leveraged; at such times, the total value of the Stock Fund may appreciate or depreciate more rapidly than its benchmark index. Prior to purchasing additional portfolio securities, each Stock Fund will repay any money borrowed in excess of 5% of the market value of its total assets.

Each Stock Fund may lend its investment securities to qualified institutional investors for the purpose of realizing additional income, although it is not currently expected that any Stock Fund will do so. As collateral for the loaned securities, the Stock Fund will receive cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. Loans of securities, in the aggregate, will be limited to 10% of each Stock Fund's total assets, determined at the time of lending. This is a non-fundamental limitation, and may be changed at any time without shareholder approval.


Stock Index Futures


Each Stock Fund may buy and sell stock index futures contracts (a) provided that not more than 5% of a Stock Fund's assets (determined at the time of the transaction) are required as futures contracts deposits, and (b) only to the extent that these futures obligations would represent not more than 20% of a Stock Fund's total assets (35% if total assets are below $25 million). Each Stock Fund may engage in futures transactions for several reasons: to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index, or, in the case of the Equity Income Fund, for bonafide hedging purposes. The Stock Funds may not use futures contracts to leverage its assets.

The primary risks associated with the use of future contracts are: (i) imperfect correlation between the change in market value of the stocks held by a stock Fund and the prices of futures contracts; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position when desired. The risk of imperfect correlation may be reduced by investing only in those contracts whose behavior is expected to resemble that of a stock Fund's underlying securities. The risk that a stock Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange or board of trade with an active and liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in the pricing of futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (as well as gain) to the investor. To minimize this risk, when investing in futures contracts, a stock Fund will maintain cash or cash equivalents in the amount of the underlying obligation, less the value of the initial margin.

To the extent the MidCap Fund purchases or sells futures contracts, the Sub-Adviser currently intends to use futures contracts on the MidCap Index. The MidCap Fund may, depending upon liquidity and other considerations, use future contracts on various other indices including: the New York Stock Exchange, Composite Index, Value Line Composite Index, S&P 500, and Standard & Poor's 100 Stock Index. To the extent the SmallCap Fund purchases or sells futures contracts, the Sub-Adviser currently intends to use futures contracts on the Russell 2000. The SmallCap Fund may, depending upon liquidity and other considerations, use future contracts on various other indices including, but not limited to, the S&P 500 Index and S&P MidCap 400 Stock Index.


PORTFOLIO TRANSACTIONS

GNMA Certificates and new issues of municipal obligations are often sold on a "when-issued" or "delayed delivery" basis. While we have ownership rights to the obligations, we do not have to pay for them until they are delivered to us, normally 15 to 45 days later. To meet that payment promise, we set aside (in a separate account at our Custodian bank for the acquiring Fund) cash or securities equal to the payment that will be due. Depending on market conditions, we could experience greater fluctuations in the share prices or net asset values of the Income Fund and the Government Fund as a result of when-issued purchases. In our Manager's opinion, such purchases do not under normal circumstances affect our ability to maintain the Money Fund's or the Treasury Trust's net asset value at $1.00 per share.


Manager's Note: Our Manager chooses dealers by judging professional ability, quality of services, and reasonableness of mark-ups.


Our Manager may consider a number of factors in determining which brokers or dealers to use for our portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors may include, but are not limited to, the reasonableness of commissions or markups, the quality of services and executions, and the sale of shares of any Fund by broker-dealers.


The Sub-Adviser uses various brokerage firms to carry out the Stock Funds' portfolio transactions. Since the Sub-Adviser places a large number of transactions, each Stock Fund pays commissions lower than those paid by individual investors. Also, the Stock Funds incur lower costs than those incurred by individuals when purchasing debt securities. Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Sub-Adviser may use this research information in managing each Stock Fund's assets, as well as the assets of other clients.

Securities owned by one of the Stock Funds may be owned by other clients for which the Sub-Adviser acts as an adviser. If purchases or sales of securities for a Stock Fund and the other clients for which the Sub-Adviser acts as investment adviser arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or volume.

The majority of portfolio transactions in the Index Funds (other than those made in response to shareholder activity) will be made to adjust such Fund's portfolio to track the relevant index or to reflect occasional changes in such index's composition.



Manager's Note: The frequency of portfolio transactions will vary from year to year depending on market conditions.


HOW ARE DIVIDENDS, DISTRIBUTIONS AND TAXES HANDLED?


To the extent a Tax-Free Fund invests in California Municipal Obligations and meets certain requirements of federal income tax and California personal income tax law, the income received by the Fund is paid to you in the form of dividends by the Fund which are exempt from regular federal income taxes and California personal income tax. Distributions of income from certain stripped tax-exempt obligations and coupons, repurchase agreements, securities loans, or other taxable investments (if any) will not be exempt from federal or California income tax. Since inception of the Income Fund, Money Fund and Insured Fund (December 4, 1985 for the Income Fund and Money Fund and October 20, 1992 for the Insured Fund) 100% of the dividends paid by these Funds were exempt from federal and California personal income taxes. The Government Fund and the Treasury Trust also pay their net interest income to you as dividends. Dividends paid by the Treasury Trust are expected to be subject to federal income tax but exempt from California personal income tax. Dividends paid by the Government
Fund are expected to be subject to federal income tax and a portion of such dividends are expected to be subject to California personal income tax.


Manager's Note: The Money Fund and the Treasury Trust declare and credit dividends to your account daily and reinvest them or pay them out in cash monthly.


Each business day, we credit Money Fund and Treasury Trust shareholder accounts with a dividend consisting of substantially all of the net investment income earned by the Money Fund and the Treasury Trust since the last dividend. Such dividends are then paid on the last business day of each month. If you redeem all shares in your Money Fund or Treasury Trust account at any time during a month, all dividends credited to your account are paid to you along with the proceeds of redemption. On the last business day of the month (payment date), we will distribute dividends to Income Fund, Insured Fund and Government Fund shareholders substantially equal to all the net investment income earned by each Fund during that month. Shareholders eligible for the dividend are those who hold shares as of the date of record, which is the next to the last business day of that month.

Shareholders who reinvest their dividends will have their dividends reinvested on the payment date of that month, at that day's closing price. We will mail dividends to shareholders typically on the next business day following the payment date. Investors who select our Electronic Funds Transfer ("EFT") option will have their personal accounts credited normally within two business days following the payment date.

Each Stock Fund ordinarily pays dividends from net investment income quarterly and distributes net realized securities gains, if any, annually, but may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and in all even Our Trustees and Officers are: Richard F. Shelton, President and Trustee; John R. Hill, Vice President, Secretary and Trustee; Phillip W.
McClanahan, Vice President, Treasurer and Trustee; Stephen C. Rogers, Administrative Officer; Harry Holmes, Trustee, with Harry Holmes & Associates Consulting and formerly with Aspen Skiing Company and Pebble Beach Company; and John B. Sias, Trustee, President and CEO, Chronicle Publishing Company, formerly President ABC Television Network Group, and Director, Capital Cities/ABC Inc.


Manager's Note: We automatically reinvest your dividends and distributions unless you tell us otherwise.

Unless you otherwise indicate on your account application or notify our Shareholder Servicing Agent in writing later that you wish to receive cash, we will automatically reinvest all income dividends and capital gains distributions in additional shares of the Fund from which they were paid at no cost to you. Distributions are treated in the same manner for tax purposes whether paid in cash or reinvested in additional shares.


Manager's Note: The 500 Fund and the MidCap Fund assess an annual maintenance fee of $10.00 per account to offset the costs of maintaining shareholder accounts. The fee is deducted from each Fund's dividend at a rate of $2.50 per quarter.


The Funds will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized by each Fund or have expired. All expenses are accrued daily and deducted before declaration of dividends to investors.


For tax purposes, each Fund is treated as a separate taxable entity. Thus, any distributions of capital gains are on a per Fund basis rather than aggregated for the Trust as a whole. Any capital gains you may receive on your investment in the Funds are taxable (unless you are a tax-exempt organization that has not borrowed money to purchase shares). One annual payment from net realized capital gains (after offsetting any available capital loss carryovers) of each Fund, if any, will be distributed for the 12-month period ending October 31. When these distributions represent a Fund's long-term capital gains, the Code treats them that way for you, whether you take them in cash or reinvest them in additional shares, and regardless of how long you have been a shareholder. The determining factor is how long the Fund held the securities that produced the gains. You also may receive distributions of short-term capital gains, which will be taxed as ordinary income. The current maximum federal individual tax rate applicable to ordinary income is 39.6%, and the current maximum federal individual tax rate applicable to net long-term capital gains is 28%. Any dividend or distribution declared in October, November or December as of a record date in such months and paid in the following January will be treated as received on December 31 for federal tax purposes. Shareholders will be informed after the close of each calendar year as to the federal income tax consequences of distributions made each year.

With respect to the Income Fund, the Insured Fund, the Government Fund and the Stock Funds, you may also realize a gain or a loss in any year in which you redeem (sell) shares since the net asset value of the Funds fluctuate. The tax treatment will depend, of course, on how long you owned your shares and on your individual tax position. Any loss realized upon the redemption of shares within six months from the date of their purchase will be disallowed to the extent of tax-exempt dividends received during such period or will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In addition, all or a portion of any such loss will be disallowed to the extent other shares of the same Fund are acquired (including by reinvestment of dividends) within 30 days before or after such redemption.

We use the accounting practice called equalization for the Income Fund, the Insured Fund, the Government

Fund and the Stock Fund in order to avoid the dilution of the dividends payable to existing shareholders. Under this procedure, that portion of the net asset value per share of the Fund which is attributable to undistributed income is allocated as a credit to undistributed income in connection with the purchase of shares or a debit to undistributed income in connection with the redemption of shares. Thus, after every distribution, the value of a share drops by the amount of the distribution. If you purchase shares of one of these Funds before the record date of a distribution (the next to the last business day of the month) and elect to have distributions paid to you in cash, you will pay the full price for the shares and then receive some portion of that price back in the form of a distribution. Dividends and distributions from net realized short term securities gains paid or credited to accounts maintained by U.S. nonresident shareholders also may be subject to U.S. nonresident withholding taxes.


Any tax-exempt income accrued by the Income Fund or the Insured Fund prior to payment by it as a dividend will lose its tax-free status if you redeem your shares prior to the dividend record date, and instead will be included as part of the proceeds of such redemption. Accordingly, rather than being received as a tax-exempt dividend, it may be subject to federal and state income tax. You may redeem shares of the Income Fund or the Insured Fund with the least adverse tax consequences on the last business day of the month on which date the dividend representing substantially all the net income previously accrued for the month is declared. The percentage of income designated as tax-exempt by such Fund will be determined after the close of the Fund's fiscal year and will be applied uniformly to all distributions made by it during each fiscal year and may differ from the actual tax-exempt percentage for any particular month.

Manager's Note: Notice as to the tax status of your dividends and distributions is mailed to you annually. We will send you a statement of your account at least quarterly and after every transaction that affects your share balance or registration.

We are required by federal law to withhold 31% of reportable payments, which may include redemptions (except redemptions of Money Fund and Treasury Trust shares), capital gains distributions and other taxable distributions, if any, paid to certain accounts the holders of which have not complied with Internal Revenue Service ("IRS") regulations. In connection with this withholding requirement, you will be asked to certify on our application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% back-up withholding for previous underreporting to the IRS or that you are an exempt recipient. Shareholders are also required to disclose on their federal income tax returns their receipt of tax-exempt income, including tax-exempt distributions from the Tax-Free Funds, even though such distributions are not included in taxable income. For most kinds of accounts, each Fund will report the proceeds of your redemptions to you and the IRS annually. However, because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax. Notice as to the tax status of your dividends and distributions is mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year. Depending on the composition of a Fund's income, a portion of the dividends from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations.

Our discussions in this Prospectus are general by nature, and you are advised to consult your tax advisor for more complete information about federal, state, and local tax issues. Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. For example, shareholders subject to taxation in states other than California may be taxed in such states on dividends they receive that are exempt under the California personal income tax law.

ABOUT OUR MANAGEMENT

Manager's Note: Our Board of Trustees has extensive business, investment, and money management experience. The Trustees supervise our activities and review contractual arrangements with companies which provide us services. The officers of the Manager have extensive experience in the investment and securities business.

Our Trustees and Officers are: Richard F. Shelton,  President and Trustee;  John
R. Hill, Vice President, Secretary and Trustee; Phillip W. McClanahan, Vice President, Treasurer and Trustee; Stephen C. Rogers, Administrative Officer; Harry Holmes, Trustee, with Harry Holmes & Associates Consulting and formerly with Aspen Skiing Company and Pebble Beach Company; and John B. Sias, Trustee, President and CEO, Chronicle Publishing Company, formerly President ABC Television Network Group, and Director, Capital Cities/ABC Inc.


The Manager, CCM Partners, which is a California limited partnership, and the Trusts were founded in 1985. The general partner of the Manager is RFS Partners, which is a California limited partnership controlled by Richard F. Shelton, our President. In addition, the Manager has a number of limited partners with extensive business and investment backgrounds, including the following individuals: Hamilton W. Budge, of counsel to the law firm of Brobeck, Phleger & Harrison; Doris F. Fisher, co-founder of The Gap, Inc.; Robin Quist Gates, Trustee of the San Francisco Museum of Modern Art; Brooks Walker, Jr., Trustee of the San Francisco Museum of Modern Art, and Brayton Wilbur, Jr., President of Wilbur-Ellis, Inc. Phillip W. McClanahan is Director of Investments for the Manager. He has been involved in the day-to-day operations of the Income Fund, the Government Fund, the Money Fund, the Treasury Trust and the Insured Fund since their inception in 1985, 1989 (Treasury Trust) and 1992 (Insured Fund). He served as Vice President and Portfolio Manager at Transamerica Investment
Services from 1984 to 1985. From 1966 to 1984 he was Vice President and Portfolio Manager at Fireman's Fund Insurance Company and Amfire, Inc. For more information on Mr.EMcClanahan's business experience, please see "Trustees and Officers" in the Statement of Additional Information.


Bank of America NT&SA (Bank of America Capital Management, Inc.) is the Sub-Adviser for both of the Index Funds. The Sub-Adviser is a wholly owned subsidiary of BankAmerica Corporation, and currently has approximately $50 billion of assets under management. The Sub-Adviser, together with its affiliates, serves as investment adviser to sixteen mutual funds with total assets of approximately $11 billion. The Sub-Adviser currently manages approximately $2.1 billion in indexed assets.

For managing the investments and business affairs, the Income Fund, Insured Fund, Money Fund, Treasury Trust and Government Fund pays the Manager a monthly fee, less reimbursements as noted below, based on the following annualized percentages of average daily net assets of the Fund throughout the month: 0.50% of the first $100 million of net assets, plus 0.45% on net assets from $100 million to $500 million, and 0.40% of net assets above $500 million. For the Manager's services, the Manager is entitled to a monthly fee from the MidCap Fund computed at the annual rate of 0.40% of the value of its average daily net assets. The Manager is also entitled to a monthly fee from the 500 Fund computed at the annual rate of 0.25% of the value of its average daily net assets. For managing the investments and business affairs, the SmallCap Fund and the Equity Income Fund pay the Manager a monthly fee, less reimbursements as noted below, based on the following annualized percentages of average daily net assets of the Fund throughout the month: 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion.

Pursuant to the Sub-Advisory Agreement between the Manager and the Sub-Adviser, and subject to the overall policies, control, direction, and review of the Board of Trustees and to the instructions and supervision of the Manager, the Sub-Adviser is responsible for providing each Index Fund and the Equity Income Fund with investment advice on buying and selling specific securities and managing our portfolio investments, including the placement of orders for portfolio transactions. For its services, the Sub-Adviser will receive from the Manager a monthly fee, calculated at the annual rate of 0.10% of average daily net assets of the Index Funds, and 0.15% of average daily net assets of the Equity Income Fund, pursuant to a Sub-Advisory Agreement with the Manager. The Sub-Adviser's fee is not an additional expense of the Index Funds.


Pursuant to the Management Agreements with the Manager, each Fund is responsible for its own operating expenses including, but not limited to, the Manager's fee; taxes, if any; transfer agent, custodian, legal, and auditing fees; fees and expenses of Trustees who are not members of, affiliated with, or interested persons of the Manager; salaries of any personnel not affiliated with the Manager; periodic insurance premiums; trade association dues; expenses of obtaining quotations for calculating the value of each Fund's net assets and of bookkeeping and recordkeeping functions; printing and other expenses relating to each Fund's operations; plus any extraordinary and non-recurring expenses which are not expressly assumed by the Manager.


Manager's Note: We believe our annual fund operating expenses are among the lowest available.



Annual operating expenses of each Fund, excluding extraordinary items, are limited by the Manager to 1% of its average daily net assets, and the Manager has voluntarily agreed to further limitations. The Manager has agreed to waive its fees and absorb expenses to the extent necessary to limit total fund operating expenses through August 31, 1997 to the following annual rates of average net assets of each Fund: Money Fund-0.40%; Income Fund-0.65%; Insured Fund-0.55%; Government Fund-0.65%; Treasury Trust-0.44%; 500 Fund-0.20%; MidCap Fund-0.40%; SmallCap Fund-0.65%; and the Equity Income Fund-0.80%. The operating expenses, including the management fee and all other expenses (excluding extraordinary expenses), incurred by a Fund in excess of this expense ratio limitation will be reimbursed to that Fund by the Manager out of the management fee. The Manager paid for all of the Trusts' organization expenses and for substantially all of the Funds' operating expenses during the initial fiscal period ended August 31, 1986. During the fiscal years ended since then, the Manager has reimbursed each Fund and assumed certain Fund expenses to lower the net expenses of each Fund as set forth in their respective Financial Highlights on pages 6 through 11. The net management fee paid by each Fund during its last fiscal year ended August 31, 1996 as an annual percentage of average daily net assets was: 0.48% for the Income Fund, 0.36% for the Insured Fund, 0.44% for the Government Fund, 0.28% for the Treasury Trust, 0.29% for the Money Fund, 0.0% for the 500 Fund and 0.10% for the MidCap Fund. The SmallCap and Equity Income Funds were not in existence during this period.


Other Services - Firstar Trust Company ("Firstar") serves as the custodian of the portfolio securities and other assets of the Funds. Firstar also performs dividend-paying functions, maintains shareholder records, and acts as transfer agent for the Funds. For its services, Firstar is paid a monthly fee based upon a maintenance fee for each account in the Funds, plus charges for Fund and shareholder transactions. For an additional fee, Firstar also performs our portfolio and net asset valuation and the bookkeeping and recordkeeping required by the Investment Company Act of 1940.


Manager's Note: We require a completed and signed application for each new account you open, regardless of the method you choose for making your initial investment.


OPENING AN ACCOUNT


You'll  find all the  necessary  application  materials  included  in the packet accompanying this Prospectus. Additional paperwork may be required from corporations, associations, and certain other fiduciaries. The minimum initial investments and subsequent investments for each Fund is listed below.

                                        Minimum            Minimum
                                        initial          subsequent
        Fund                           investment        investment

        Income Fund ..................  $10,000             $250
        Insured Fund .................  $10,000             $250
        Money Fund ...................  $10,000             $250
        Government Fund ..............  $10,000             $250
        Treasury Trust ...............  $10,000             $250
        S&P 500 ......................   $5,000             $250
        S&P MidCap ...................   $5,000             $250
        S&P SmallCap .................   $5,000             $250
        Equity Income Fund ...........   $5,000             $250

We may change this minimum investment amount at any time or waive it at our discretion. To protect against fraud, it is the policy of the Funds not to accept third party checks for the purposes of opening new accounts or purchasing additional shares.


If you have any questions concerning the application materials, wire transfers, or our yields and net asset values, please call us, toll-free at (800) 225-8778. If you have any questions about our investment policies and objectives, please call us at (415) 398-2727 or 1 (800) 225-8778.


HOW TO BUY SHARES

Investing by Mail - If you wish to purchase shares directly from the Funds, you should:


o Initial Purchase -Make your check payable to the name of Fund in which you are investing and mail it with the application to the address indicated on the application. Please note the minimum initial investments listed above.


o Purchasing Additional Shares--Make your check payable to the name of the Fund in which you are investing, write your account number on the check, and mail your check with your confirmation stub to the address printed on your account statement. There is a $250 minimum for subsequent investments.


Manager's Note: Purchases are effective the day we receive federal funds (i.e., funds available at a Federal Reserve Bank).


Purchasing by Exchange - You may purchase shares in a Fund by exchanging shares from an account in one of our related Funds. Such exchanges must meet the minimum amounts required for initial or subsequent investments described above.

When opening an account by exchange, your new account must be established with the same registration as your other California Investment Trust Fund Group account and an exchange authorization must be in effect.


By Wire--

Federal funds should be wired to:

        Firstar Bank
        ABA # 075000022
        For: Firstar Trust Company
        Account # 112-952-137

For further credit to: (include the particular Fund name, the name in which the account is registered, and the account number).

If you are opening a new account by wire, you must first call California Investment Trust Fund Group at (800) 225-8778 to obtain an account number.

In order to make your order effective, we must have federal funds available to us at our Bank. Accordingly, your purchase will be processed at the net asset value next calculated after your investment has been converted to federal funds. If you invest by check, or non-federal funds wire, allow two business days for conversion into federal funds. If you wire money in the form of federal funds, your money will be invested at the share price next determined after receipt of the wire. You will begin to earn dividends as of the first business day following the day of your purchase.

All your purchases must be made in U.S. dollars and checks must be drawn on banks located in the U.S. We reserve the right to limit the number of investment checks processed at one time. If the check does not clear, we will cancel your purchase, and you will be liable for any losses or fees incurred.


When you purchase by check, redemption proceeds will not be sent until we are satisfied that the investment has been collected (confirmation of clearance will take up to 12 days). To protect against fraud it is the policy of the Funds not to accept third party checks. Payments by check or other negotiable bank deposit will normally be effective within two business days for checks drawn on a member of the Federal Reserve System and longer for most other checks. Wiring your money to us will reduce the time you must wait before redeeming or exchanging shares. You can wire federal funds from your bank, which may charge you a fee.


You may, if you wish, buy shares of a Fund through a registered securities dealer, who is solely responsible for the transmission of your order to Firstar and who may charge you a fee for this service. If you purchase shares through a dealer, your money will be invested at the share price next determined after receipt by our Shareholder Servicing Agent and conversion to federal funds.

If you wish, you also may deliver your investment checks (and application, for new accounts) to the Trust's office. However, if you do so, please note that your purchase will not be deemed received, nor will it be processed, until we have forwarded it on your behalf to Firstar which, in turn, will deposit your checks at the Bank for conversion to federal funds.


The Fund does not consider the U.S. Postal Service or other independant delivery service to be its agents. Therefore, deposit in the mail or with such services, or receipt by Firstar Trust Company's Post Office Box of purchase applications or redemption requests does not constitute receipt by Firstar Trust Company or the Fund.


You may wish to use dollar-cost averaging as a means of making investments of a fixed dollar amount at regular intervals into the Funds. Dollar-cost averaging is based on the assumption that investors cannot regularly outguess the ups and downs of the market. It is a method of investing that turns the ups and downs of the market to the advantage of the long-term investor. Instead of trying to time the highs and lows, you invest the same amount of money in mutual funds at regular intervals over a long period of time. The objective of dollar-cost averaging is to buy more when the price is low and less when the price is high. Although dollar-cost averaging cannot guarantee a profit (no system can give a gain to investors who have to sell at the bottom of the market), dollar-cost averaging allows you to take advantage of market swings by purchasing larger quantities of shares when prices are low. For example, if you invest $1000 at $10 per share, you receive 100 shares. If, at the time of your next purchase, the market has dropped and the price of shares of the fund has gone down to $5 per share, you will receive 200 shares for your $1000 purchase.

We reserve the right to suspend the offering of shares of any of the Funds for a period of time and to reject any specific purchase order in whole or in part.


SHAREHOLDER SERVICES

Manager's Note: The free exchange privilege is a convenient way to sell and to buy shares in our Funds in order to respond to changes in your goals.


Free Exchange Privilege

Our Funds have a variety of investment objectives as discussed elsewhere in this Prospectus. Before you make an exchange please note the following:

o  Read this Prospectus.

o Complete and sign an exchange authorization (if not previously done). Exchanges may be made only among designated accounts registered in the same name(s).

o Taxes: Each exchange actually represents the sale of shares of one Fund and the purchase of shares in another, which may produce a gain or loss for tax purposes. We will confirm each exchange transaction to you by mail.

o Proceeds of redemption from shares of the Fund exchanged are used to purchase the other Fund on the day the exchange is authorized (which must be prior to 4:00 p.m., Eastern time).

o Exchange by telephone: call the appropriate Fund at 800-225-8778. Give the names of the Funds, the exact name in which your accounts in the Funds are registered, your account numbers, the dollar amount that you wish to exchange and the required identification number. Telecommunications device for the deaf ("TDD") services for hearing impaired shareholders are available for telephone exchanges by calling (800) 864-3416.

Unless you submit an account application that indicates that you have declined telephone exchange privileges, you agree, by signing your account application, to authorize and direct the Funds to accept and act upon telephone, telex, fax, or telegraph instructions for exchanges involving your account or any other account with the same registration. The Funds employ reasonable procedures in an effort to confirm the authenticity of telephone instructions, such as requiring the caller to give a special authorization number. Provided these procedures are followed, you further agree that neither a Fund nor the Transfer Agent will be responsible for any loss, damage, cost or expense arising out of any telephone instructions received for an account and to hold harmless Firstar and the Funds, any of their affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents from any losses, expenses, costs or liabilities (including attorneys' fees) that may be incurred in connection with these instructions or the exercise of the telephone exchange privilege.

You should realize that by electing the telephone exchange option, you may be giving up a measure of security that you might otherwise have if you were to exchange your shares in writing. For reasons involving the security of your account, the telephone transaction may be tape recorded.

Automatic Share Accumulation Plan


Under the Funds' Automatic Share Accumulation Plan, an investor may arrange to make additional purchases (minimum $250) of Fund shares automatically on a monthly basis by electronic funds transferred from the shareholder's checking account if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. There is no fee to participate in this program. However, a service fee of $20.00 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds, or if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of the funds from the designated checking or NOW account. Investors may obtain more information concerning this program, including the application form, from the Funds.

The market value of shares of the Funds, except the Money Fund and the Treasury Trust, is subject to fluctuation. Before undertaking any plan for systematic investment, the investor should keep in mind that such a program does not assure a profit or protect against a loss.


Tax-Saving Retirement Plans



Manager's Note: Retirement plans are among the best tax breaks available to individuals. One of our Plans may fit your needs.



We can set up your new account in a Fund under one of several tax-sheltered plans. The following plans let you save for your retirement and shelter your investment earnings from current taxes.

o Individual Retirement Accounts (IRA): open to anyone who works. You can also make investments in the name of your spouse, if your spouse has no earned income. Each Fund is subject to an annual bank maintenance fee, currently $12.50 with a maximum annual charge of $25.00 per social security number.
This fee is assessed annually in September.

o Profit-Sharing and Money-Purchase Plans (Keogh): open to corporations, self-employed people and their partners, to benefit themselves and their employees.

o 403(b) Plans. Open to eligible employees of certain states and non-profit organizations.

We can provide you with complete information on any of these plans which discusses benefits, provisions and fees.

Systematic Withdrawal Plan

If you own shares of a Fund with a value of $10,000 or more, you may establish a Systematic Withdrawal Plan. You may receive monthly or quarterly payments in amounts of not less than $100 per payment. Details of this plan may be obtained by calling the Funds.


ADMINISTRATIVE INFORMATION

Cash Distributions

Unless you otherwise indicate on the account application, we will reinvest all dividends and capital gains distributions as applicable for your account in additional shares of the Fund from which they are distributed. On the application you may indicate by checking the appropriate box that you wish to receive either income dividends or capital gains distributions in cash. EFT is available to those investors who would like their dividends electronically transferred to their personal accounts. For those investors who do not request this feature, dividend checks will be mailed via regular mail. If you elect to receive distributions by mail and the U.S. Postal Service cannot deliver your checks, we will void such checks and reinvest your money in your account at the then current net asset value and reinvest your subsequent distributions.

Statement and Reports


Manager's Note: If you are a shareholder of the Income Fund, Insured Fund, Government Fund, Money Fund or Treasury Trust, we will send a statement of your account at least once a month and after every transaction that affects your share balance and/or account registration.


Investors who own solely Stock Fund shares will receive statements at least quarterly and after every transaction that affects their share balance and/or account registration. A statement with tax information will be mailed to you by January 31 of each year, a copy of which will be filed with the IRS if it reflects any taxable distributions. Twice a year you will receive our financial statements, at least one of which will be audited.



Manager's Note: Keep statements you receive after you buy or sell shares to assist in recordkeeping and tax calculations.


The account statements you receive will show the total number of shares of a Fund owned by you. You may rely on these statements in lieu of share certificates which are not necessary and will not be issued.

We pay for regular reporting services, but not for special services, such as a request for an historical transcript of an account. You may be required to pay a separate fee for these special services.

Consolidated Mailings

In an effort to reduce mailing costs, consolidated statements will be sent to each registrant. Consolidated statements include a summary of all Funds held by each registrant as identified by the first line of registration, social security number and address zip code. Consolidated statements offer convenience to investors by summarizing account information and reducing unnecessary mail. If you do not wish this consolidation to apply to your account(s), please notify the Fund of this in writing at the address on the cover page of this Prospectus.

Our Share Prices


Manager's Note: The number of shares your money buys reflects the per share price of the Fund you are buying on the day your transaction takes place.



The net asset value of each Fund is computed by adding all of its portfolio holdings and other assets, deducting its liabilities, and then dividing the result by the number of shares outstanding in that Fund. Our Shareholder Servicing Agent normally calculates this value at 4:00 p.m. Eastern Time or 1:00 p.m. Pacific Time on each day that the NYSE is open. The Money Fund's or Treasury Trust's net asset value will not be calculated nor transactions processed on certain holidays observed by national banks and/or our Shareholder Servicing Agent (Martin Luther King's Birthday, Presidents Day, Columbus Day and Veterans Day) in addition to those on which the NYSE is closed.

The share prices of the Income Fund, the Insured Fund, the Government Fund and the Stock Funds will vary over time as interest rates and the value of their securities vary. Portfolio securities of the Stock Funds that are listed on a national exchange are valued at the last reported sale price. U.S. Treasury Bills are valued at amortized cost, which approximates market value. Portfolio securities of the Income Fund, the Insured Fund and the Government Fund are valued by an independent pricing service that uses market quotations representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the respective Boards of Trustees.

The share price of the Government Fund, Income Fund, Insured Fund and Stock Funds are reported by the National Association of Securities Dealers, Inc. in the mutual funds section of most newspapers after the heading "California Trust"; The Government fund Nasdaq symbol is "CAUSX." The symbol for the Income Fund is "CFNTX." The symbol for the 500 Fund is "SPFIX". The symbol for the MidCap Fund is "SPMIX." The symbol for the Insured Fund is "CATFX". The symbol for the SmallCap Fund is SMCIX. The symbol for the Equity Income Fund is EQTIX.


We attempt to maintain the Money Fund's and the Treasury Trust's price at $1.00 per share. Securities owned by the Money Fund and by the Treasury Trust are valued on the basis of their amortized cost, which allocates evenly the income earned from the date of purchase of a security until its maturity instead of looking at actual changes in its market value. Calculations are made to compare the value of these Funds' investments using the amortized cost method with market values. Market valuations are obtained by using actual quotations provided by independent pricing services, market makers, estimates of market value, or values obtained from yield data relating to comparable classes of money market instruments published by reputable sources. Securities for which market valuations are not readily available or which are illiquid will be valued at their fair values as determined in good faith by the respective Boards of Trustees.

Performance Information

All performance information published in advertisements, sales literature and communications to investors, including various expressions of current yield, effective yield, tax equivalent yield, total return and distribution rate, is calculated and presented in accordance with the rules prescribed by the Securities and Exchange Commission.

The Money Fund and the Treasury Trust may publish both a current yield and an effective yield for specified 7-day periods. Current yield refers to the income generated by an investment in the Fund over the specified period which is then annualized (i.e., the amount of income generated by the investments during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). Effective yield is calculated in a similar manner, but, when annualized, the income earned by the investment is assumed to be reinvested; effective yield will differ from current yield because of the compounding effect of this assumed reinvestment. The Money Fund may also publish tax equivalent versions of these yields, as described below.

It is our current practice to reflect changes in the portfolio values, if any, of the Money Fund and the Treasury Trust in their daily dividend, and, for the purpose of calculating their yield, any realized gains and losses or unrealized appreciation or depreciation is not included in their daily net investment income.


The Income Fund, the Insured Fund, Government Fund and Equity Income Fund may publish a current yield over specified 30-day periods reflecting the income per share earned by each respective Fund's investments. Current yield for these Funds is calculated by dividing each Fund's annualized net investment income per share during the specified period by the net asset value per share at the end of such period. The Money Fund, the Income Fund and the Insured Fund also may publish a tax equivalent yield demonstrating the yield from a taxable investment necessary to produce an after-tax yield equivalent to the yields generated by these Funds, which invest principally in tax-exempt obligations. Tax equivalent yield is computed by dividing the tax exempt portion of each respective Fund's current (or effective) yield, calculated as indicated above, by one minus the stated income tax rate and adding the product to that portion (if any) of the Fund's yield that is not tax exempt.


From time to time each Fund may publish its total return. Yield information for the Income Fund, the Insured Fund and the Government Fund will be accompanied by total return information on these Funds. Total return information will state each Fund's average annual compounded rates of return over the most recent four calendar quarters and over the life of the Fund, based upon the value of shares acquired through a hypothetical $10,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period assuming reinvestment of all distributions at net asset value. Each Fund

(including the Money Fund and the Treasury Trust) also may advertise aggregate and average total return information over different periods of time. Aggregate total return information is calculated in a manner similar to average annual total return, except that the results are not annualized.

Each Fund also may publish a distribution rate in investor communications preceded or accompanied by a copy of this Prospectus. The current distribution rate for each Fund is calculated by dividing the annualization of the total distributions made by the Fund during a stated period by the net asset value per share at the end of such period. The distribution rate for a Fund may differ from its yield because the distribution rate may be calculated for a different period of time and may contain items of income that are not reflected in a Fund's yield.


In each case, performance information will be based on past performance and will reflect all recurring charges against Fund income. Performance information, because it is based on historical data, is not intended to indicate future performance of any Fund. See the Statement of Additional Information for a more detailed explanation and actual calculations of each Fund's yield for the 7-day or 30-day period (as appropriate) ended August 31, 1996.



HOW TO REDEEM SHARES

You may redeem all or a portion of your shares on any business day that the NYSE is open. Your shares will be redeemed at the net asset value next calculated after we have received your redemption request in proper form (see below). Remember that we may hold redemption proceeds until we are satisfied that we have collected investments which were made by check. To avoid these possible delays, which could be up to 12 calendar days, you should consider making your investment by wire, following the instructions on page 44.

By Mail: To:
California Investment Trust Fund Group        44 Montgomery Street,  Suite 2100
San Francisco, CA 94104

Send a "letter of instruction" specifying the name of the Fund, the number of shares to be sold, your name, your account number, and the additional requirements listed below that apply to your particular account.

Type of Registration                                   Requirements
Individual                                   Letter of instruction signed by all person(s)
Joint Tenants                                required to sign for the account, exactly as it
Tenants In Common                            is registered, accompanied by signature guarantee(s).
Sole Proprietorship
Custodial Uniform Gifts to Minors Act
General Partners
Corporation                                  Letter of instruction and a corporate resolution, signed
Association                                  by person(s) required to sign for the account, accompanied by signature guarantee(s).

Trust                                        A  letter  of  instruction  signed  by the  Trustee(s),  with a  signature guarantee.  (If the  Trustee's  name is not  registered  on your  account,  also provide a copy of the trust document, certified within the last 60 days.)

If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators, Guardians, etc.), please call the Funds for further instructions.

Firstar requires that signature(s) be guaranteed by an eligible signature guarantor such as a commercial bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association.


Manager's Note: With checkwriting, our most convenient redemption procedure, your investment will continue to earn income until the check clears your account. This checkwriting feature is not available for the Stock Funds.

By Check (except Stock Funds, minimum $500).

You must have applied for the checkwriting feature of your account. You may redeem provided that the proper signatures you designated are on the check. (There is no charge for this service and you may write an unlimited number of checks). The checkwriting feature is not available for the Stock Funds. Please note, a $20.00 fee will be charged to your account for any bounced check.

By Exchange

You must meet the minimum investment requirement of the other Fund. You can only exchange between accounts with identical registration. Exchanges are accepted until 4:00 p.m., Eastern time (1:00 p.m., Pacific Time).

By Wire

You must have applied for the wire feature on your account. We will notify you that this feature is active and you may then make wire redemptions by calling the Fund before 1:00 p.m., Pacific time. This means your money will be wired to your bank the next business day. There is a charge for each wire (currently $10.00).


By EFT

You must have applied for the EFT withdrawl feature on your account. Typically, money sent by EFT will be sent to your bank within three business days after the sales of your securities. There is no fee for this service.

By Telephone

Call the Fund at (800) 225-8778. Give the name of the Fund, the exact name in which your account is registered, your account number, the required identification number and the number of shares or dollar amount that you wish to redeem. TDD services for hearing impaired shareholders are available for telephone redemptions by calling (800) 864-3416. See the discussion of limitation of liability under "SHAREHOLDER SERVICES" - "Free Exchange Privilege."

Retirement Plan shareholders should complete a Rollover-Distribution Election Form.

Redemption Requirements to Remember

Before you redeem any shares in your account, please review the following information:


Any redemption request we receive from you must be in proper form, which means, among other things, that we must have a properly completed account application on file for you, you must properly sign your request, and if you are a corporation or another entity, we may require current corporate resolutions and other documents and information. Once your shares are redeemed, we will normally send you the proceeds within one day but not later than within seven days. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission to merit such action, we may suspend redemption or postpone payment dates. If you want to keep your account(s) open, please be sure that the value of all of your accounts in the Funds combined does not fall below $5,000 ($1,000 in the case of the Stock Funds) because of redemptions. Otherwise, we may close them and mail you the proceeds at the address we have in our records. We will give you 30 days' written notice that your account(s) will be closed unless you make an investment to increase your aggregated account balance(s) to the $5,000 minimum ($1,000 in the case of the Stock Funds). If you close your account, any accrued dividends will be paid as part of your redemption proceeds.


Manager's Note: You should not attempt to close your account by check, since you cannot be sure of the number of shares and value of your account. Use the wire redemption or mail redemption feature to close your account.



The share prices of the Income Fund, the Insured Fund, the Government Fund and the Index Funds will fluctuate and you may receive more or less than your original investment when you redeem. If you are an Income Fund, an Insured Fund or a Government Fund shareholder, you should not attempt to draw a check for more than 80% of the value of the shares in your account due to their potential fluctuations. If you are a Money Fund or Treasury Trust shareholder, you should not write a check on your account for more than the amount of money which is in your account. In any Fund, if the amount of your check is greater than the value of your account, your check will be returned to you unpaid and you may be subject to extra charges and penalties. The Bank currently charges you $20 for each check rejected because of an insufficient balance, and the bank where your check is deposited may charge the account in which the check was deposited with additional amounts.


Shareholder inquiries should be directed to the Funds at 44 Montgomery Street, #2100, San Francisco, CA 94104; or by calling the Funds at 1 (800) 225-8778.



MISCELLANEOUS INFORMATION

The Trusts were organized as Massachusetts business trusts on September 11, 1985. The Agreement and Declaration of Trust for each Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in any number of series (called Funds). Such shares will have no preemptive, conversion, or sinking rights. You have equal and exclusive rights to dividends and distributions declared by your Fund and to the net assets of your Fund upon liquidation or dissolution.

As business trusts, we are not required, nor do we intend, to hold annual shareholder meetings. However, we may hold special meetings for a specific Fund or a Trust as a whole for purposes such as electing Trustees, changing fundamental policies, or approving an investment management agreement. You also have equal rights as to voting and vote separately by Fund as to issues affecting only your Fund (such as changes in fundamental investment policies and objectives). Your voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect all of the Trustees. Meetings of shareholders may be called by the Trustees in their discretion or upon demand of the holders of 10% or more of the outstanding shares of any Fund for the purpose of electing or removing Trustees.

Our Board of Trustees may from time to time offer other Funds of either Trust, the assets and liabilities of which will likewise be separate and distinct from any other Fund of either Trust. Although this offering of shares of each of our Funds constitutes a separate and distinct offering of such shares, it is possible that a Fund might become liable for any misstatements or omissions from this Prospectus or the Statement of Additional Information about one of the other Funds. The Board of Trustees of each Trust has considered this factor with respect to each Trust in approving the use of a single, combined Prospectus and a joint Statement of Additional Information for all of the Funds.


The following  have been  appointed by the Board of Trustees to serve the Trusts
and  the  Funds:   Investment  Manager:   CCM  Partners,  a  California  limited
Partnership, 44 Montgomery Street, Suite 2100, San Francisco, CA 94104.

Custodian Bank, Shareholder Servicing and Transfer Agent: Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Legal Counsel: The validity of the shares of beneficial interest offered hereby will be passed upon by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104. Auditors: Tait, Weller & Baker, Two Penn Center Plaza, Suite 700, Philadelphia, Pennsylvania 19102-1707.

Distributor: RFS Partners, 44 Montgomery Street, Suite 2100, San Francisco, California 94104.

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus or in the Statement of Additional Information.

GLOSSARY

Tax  Anticipation   Notes  are  issued  to  finance  working  capital  needs  of municipalities and are issued in anticipation of various seasonal tax revenue, to be payable from these specific future taxes.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under FNMA (the Federal National Mortgage Association) or GNMA (the Government National Mortgage Association.)

Project Notes are instruments sold by the Department of Housing and Urban Development but issued by a state or local housing agency.

Short-Term Discount Notes (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and Prime-1 are the highest commercial paper ratings assigned by S&P and Moody's.


Variable rate obligations provide for adjustment in interest rates (which are set as a percentage of a designated base rate such as the prime rate of a bank or the 90-day U.S. Treasury Bill rate) on specific dates, while floating rate obligations have an interest rate which changes whenever there is a change in a designated base rate. Their relationship to the designated base rate means they are less subject to fluctuations in value. Our investment in these obligations will normally involve industrial development revenue bonds.

Certificates of participation represent an undivided interest in municipal obligations which are generally owned by a financial institution (primarily banks) and provide for ownership in proportion to a Fund's interest compared to the total principal amount of the underlying obligation. Each certificate of participation is backed by an irrevocable letter of credit or guaranty of a bank. We generally have the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand (after seven days' notice, at most).

Demand Feature and Puts. The variable and floating rate obligations described above may have a "demand feature" which means a Fund can demand payment at par plus accrued interest from the issuer or another party on short notice (generally not to exceed seven days) prior to specified notice dates. We will consider the maturities of these adjustable rate demand instruments to be the longer of the specified notice periods or the periods remaining until the next rate adjustment, even though the stated maturity of the instrument may be longer. Some of these instruments may be secured by letters of credit or another credit support arrangement provided by banks. In addition, we may purchase certain instruments (which may or may not have adjustable rates) which are payable on demand only on a specified date or series of dates; in any such case the next demand date will be treated as the maturity of the instrument. Purchase of these securities with these demand features normally results in a yield to maturity lower than that available on comparable securities without a demand feature.

Each Fund may acquire a right to sell a security back to the issuer or to another party in order to enhance liquidity. Such a right entitles the Fund to "put" securities back to the issuer or to another party within a specified period of time or on a date certain at an agreed upon price. The maturity of an obligation on which we have purchased a put will be the earliest date certain on which we can require payment.

In all cases receipt of payment for a security subject to a demand feature or a put depends on the ability of the other party to pay for the security when requested. We will limit these transactions to institutions which the Manager believes present minimal credit risks.

(See the Statement of Additional Information of the Trusts for further information on these investment

                         CALIFORNIA INVESTMENT TRUST II

                                    FORM N-1A

                         -------------------------------

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION


                         U.S. GOVERNMENT SECURITIES FUND
                        THE UNITED STATES TREASURY TRUST
                               S&P 500 INDEX FUND
                              S&P MIDCAP INDEX FUND
                             S&P SMALLCAP INDEX FUND
                               EQUITY INCOME FUND



                         -------------------------------

CALIFORNIA INVESTMENT TRUST FUND GROUP
44 Montgomery Street, Suite 2100
San Francisco, California 94104
(415) 398-2727

Statement of Additional Information - January 1, 1997

        The California Investment Trust Fund Group (the "Trusts") presently consists of nine separate funds which are part of California Investment Trust and California Investment Trust II (collectively the "Trusts"): California Tax-Free Income Fund (the "Income Fund"), California Insured Intermediate Fund (the "Insured Fund"), California Tax-Free Money Market Fund (the "Money Fund"), U.S. Government Securities Fund (the "Government Fund"), The United States Treasury Trust (the "Treasury Trust"), the S&P 500 Index Fund (the "500 Fund"), the S&P MidCap Index Fund (the "MidCap Fund"), the S&P SmallCap Index Fund (the "SmallCap Fund"), and the Equity Income Fund.

        This Statement of Additional Information relates to all funds of the Trusts. These funds are sometimes referred to herein collectively as the "Funds" and individually as a "Fund."

California Tax-Free Income Fund and California Insured Intermediate Fund both seek as high a level of income exempt from regular Federal income taxes and California personal income taxes as is consistent with prudent investment management and safety of capital. The Income Fund invests in intermediate and long-term municipal bonds. The Insured Fund invests primarily in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.

California Tax-Free Money Market Fund has the objectives of capital preservation, liquidity, and the highest achievable current income, exempt from regular Federal income taxes and California personal income taxes consistent with safety. This Fund invests in short-term securities and attempts to maintain a constant net asset value of $1.00 per share.

U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily Government National Mortgage Association Certificates ("GNMA").

The United States Treasury Trust seeks capital preservation, safety, liquidity, and, consistent with these objectives, the highest attainable current income exempt from state income taxes. This Fund will invest its assets only in short-term U.S. Treasury securities and its income will be exempt from California (and most other states') personal income taxes.

S&P 500 Index Fund is a diversified mutual fund that seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's (S&P) 500 Composite Stock Price Index (the "S&P 500").

S&P MidCap Index Fund is a diversified mutual fund that seeks to provide investment results that correspond to the total return of publicly traded common stocks of medium-size domestic companies, as represented by the S&P MidCap 400 Index (the "MidCap Index").

S&P SmallCap Index Fund is a diversified mutual Fund that seeks to provide investment results that correspond to the total return of publicly traded common stocks of small-sized companies, as represented by the S&P 600 SmallCap Index.

Equity Income Fund is a diversified mutual fund that seeks a high level of current income by investing primarily in income producing equity securities. As a secondary objective, the Fund will also consider the potential for price appreciation when consistent with seeking current income.

We will attempt to manage the Equity Income Fund so that the average income yield of the common stocks held by the Fund will be at least 50% greater than the yield of the S&P 500. Because of our strategies, we expect that the Fund will have less price volatility than the S&P 500.

        The combined Prospectus for the Funds dated January 1, 1997, as may be amended from time to time, provides the basic information you should know before investing in a Fund, and may be obtained without charge from the Funds at the above address. This Statement of Additional Information is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This Statement is intended to provide you with additional information regarding the activities and operations of the Trusts and each Fund, and should be read in conjunction with the Prospectus.

CONTENTS                                                                    Page

About the California Investment Trust Fund Group ....................       B-2
The Tax-Free Funds' Investment Objectives and Policies ..............       B-2
Investment Objectives and Policies of the Government
   Fund and the Treasury Trust ......................................       B-3
Investment Objectives and Policies of the Stock Funds ...............       B-4
Description of Investment Securities and
   Portfolio Techniques .............................................       B-5
Investment Restrictions .............................................       B-12
Trustees and Officers ...............................................       B-14
Investment Management and Other Services ............................       B-15
The Trusts' Policies Regarding Broker-Dealers
  Used for Portfolio Transactions ...................................       B-17
Additional Information Regarding Purchases and
  Redemptions of Fund Shares ........................................       B-18
Taxation ............................................................       B-20
Yield Disclosure and Performance Information ........................       B-22
Miscellaneous Information ...........................................       B-25
Financial Statements ................................................       B-27
Appendix ............................................................       B-27

ABOUT THE CALIFORNIA INVESTMENT TRUST FUND GROUP

        The California Investment Trust Fund Group currently consists of two diversified, open-end management investment companies, commonly called "mutual funds": California Investment Trust ("CIT") and California Investment Trust II ("CIT II"). Each Trust issues its shares of beneficial interest with no par value in different series, each known as a "Fund." Currently, CIT has three separate Funds, each of which maintains a totally separate investment portfolio: the Income Fund, the Money Fund, and the Insured Fund. CIT II currently has six Funds, the Government Fund, the Treasury Trust, the 500 Fund, the MidCap Fund, the SmallCap Fund and the Equity Income Fund. The Income Fund, the Money Fund and the Insured Fund are also referred to herein as the "Tax-Free Funds." The 500 Fund, the MidCap Fund and the SmallCap Fund are also referred to herein as the "Index Funds." The Index Funds, combined with the Equity income Fund, are referred to as the "Stock Funds". The Government Fund was originally named the "California GNMA Fund."

INVESTMENT OBJECTIVES AND POLICIES OF THE TAX-FREE FUNDS

        The following information supplements each Tax-Free Fund's investment objectives and basic policies as set forth in the Prospectus.

        As noted in the Prospectus, each Tax-Free Fund seeks to provide investors with income exempt from Federal income taxes and from California personal income tax. The Tax-Free Funds generally are as fully invested as practicable in municipal securities. However, because the Tax-Free Funds do not presently intend to invest in taxable obligations, there may be occasions when, as a result of maturities of portfolio securities or sales of Fund shares, or in order to meet anticipated redemption requests, a Fund may hold cash which is not earning income.

        Under California law, a mutual fund, or series thereof, must have at least 50% of its total assets invested in obligations that produce interest that is exempt from California personal income tax if received by an individual (including California state and local obligations, direct obligations of the U.S. Government and obligations of certain U.S. territories and possessions) at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income tax. Accordingly, as described in the Funds' Prospectus, under normal market conditions, each Tax-Free Fund attempts to invest 100% and, as a matter of fundamental policy, invests at least 80% of the value of its net assets in securities, the interest on which is, in the opinion of bond counsel, exempt from regular Federal income taxes and from California personal income tax, and is not a separate tax preference item subject to the Federal alternative minimum tax. Thus, it is possible, although not anticipated, that up to 20% of a Tax-Free Fund's assets could be invested in municipal securities from another state and/or in taxable obligations.

        The Income Fund and the Insured Fund both seek as high a level of income exempt from Federal and California personal income tax as is consistent with prudent investment management and safety of capital. The Income Fund seeks to reduce, to the extent possible, the credit risks of its portfolio by investing in California municipal securities having at the time of purchase one of the top four ratings, or if unrated, being of similar quality to one of the top four ratings, of Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), or Fitch Investors Service, Inc. ("Fitch"). These are considered to be "investment grade" securities, although securities rated Baa in the fourth highest category are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and to have some speculative characteristics. No more than 20% of the Income Fund's total assets will be invested in securities in the fourth highest category.

        The Insured Fund seeks to reduce the credit risks of its portfolio by investing in California municipal securities that are insured as to the timely payment of principal and interest under an insurance policy obtained by the issuer. The Insured Fund also may invest up to 20% of its total assets in uninsured California municipal securities in one of the top two rating categories or if unrated of similar quality to securities in one of the top two ratings.

        If the rating on an issue held in either the Income or the Insured Fund's portfolio is downgraded, CCM Partners (the "Manager") will consider such event in its evaluation of the overall investment merits of that security but such consideration will not necessarily result in the automatic sale of the security. When the Income or the Insured Fund invests in securities not rated by S&P, Moody's, or Fitch, it is the responsibility of our Manager to evaluate them and determine that they are of at least equal quality to rated securities.

        The Money Fund invests in high-quality securities, whether rated or unrated. Such issues include those rated, at the time of purchase, not lower than Aa (applicable to municipal bonds), MIG-2 (applicable to municipal notes), or P-1 (applicable to commercial paper) by Moody's; AA (bonds), SP-1 (notes), or A-1 (commercial paper) by S&P; or AA (bonds), FIN-1+ (notes), or Fitch-2 (commercial paper) by Fitch. Generally, all of the instruments held by the Money Fund are offered on the basis of a quoted yield to maturity and the price of the security is adjusted so that relative to the stated rate of interest, it will return the quoted rate to the purchaser.

        Subsequent to its purchase by the Income Fund, the Insured Fund or the Money Fund, a municipal security may be assigned a lower rating or cease to be rated. Such an event would not necessarily require the elimination of the issue from the portfolio, but CCM Partners ("the Manager") will consider such an event in determining whether the Income, the Insured Fund or the Money Fund should continue to hold the security in its portfolio. In addition to considering ratings assigned by the rating services in its selection of portfolio securities for the Income Fund or the Money Fund, the Manager considers, among other things, information concerning the financial history and condition of the issuer and its revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the debt securities.


INVESTMENT OBJECTIVES AND POLICIES OF THE
GOVERNMENT FUND AND THE TREASURY TRUST

        The following information supplements the investment objectives and basic policies of the Government Fund and the Treasury Trust as set forth in the Prospectus.

        The Government Fund seeks to provide safety from credit risk, liquidity, and as high a level of income as is consistent with such objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. To achieve its objective, the Fund currently invests primarily in "GNMA Certificates" (popularly called GNMA's or "Ginnie Mae's"). GNMA's are Government National Mortgage Association mortgage-backed securities representing part ownership of a pool of mortgage loans on real property.

        a GNMA Certificate differs from a bond in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. The Government Fund will purchase "modified pass-through" type GNMA Certificates for which the payment of principal and interest on a timely basis is guaranteed, rather than the "straight-pass through" Certificates for which such guarantee is not available. The Government Fund may also purchase "variable rate" GNMA Certificates or any other type which may be issued with GNMA's guarantee. The balance of the Government Fund's assets is invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury bills, notes, and bonds.

        Securities of the type to be included in the Government Fund have historically involved little risk of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Government Fund.

        GNMA Certificates are created by an "issuer," which is a Federal Housing Administration ("FHA") approved lender, such as mortgage bankers, commercial banks and savings and loan associations, who also meet criteria imposed by GNMA. The issuer assembles a specific pool of mortgages insured by either the FHA or the Farmers Home Administration or guaranteed by the Veterans Administration. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates secured by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

        The GNMA guarantee of timely payment of principal and interest on GNMA Certificates is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.

        When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagees or by result of foreclosure, such principal payments are passed through to the Certificate holders (such as the Government Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rights, it is not possible to predict the life of a particular GNMA Certificate, but FHA statistics indicate that 25 to 30 year single-family dwelling mortgages have an average life of approximately 12 years.

        Generally,   GNMA  Certificates  bear  a  nominal  "coupon  rate"  which represents the effective FHA-Veterans Administration mortgage rates for the underlying pool of mortgages, less GNMA and issuer's fees. Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates.

        The portion of the payments received by the Government Fund as a holder of the GNMA Certificates which constitutes a return of principal is added to the Government Fund's cash available for investment in additional GNMA Certificates or other U.S. Government guaranteed securities. The interest portion received by the Government Fund is distributed as net investment income to the Fund's shareholders.

        The Manager continually monitors the Government Fund's investments, and changes are made as market conditions warrant. However, the Fund does not engage in the trading of securities for the purpose of realizing short-term profits.

        The Treasury Trust seeks capital preservation, safety, liquidity, and, consistent with these objectives, the highest attainable current income exempt from state income taxes, by investing exclusively in U.S. Treasury securities, namely bills, notes or bonds which are direct obligations of the U.S. Government. The Treasury Trust's net assets will at the time of investment have remaining maturities of 397 days or less. The dollar weighted average maturity of its portfolio will generally be 90 days or less and it will attempt to maintain a constant net asset value of $1.00 per share.


INVESTMENT OBJECTIVES AND POLICIES OF THE STOCK FUNDS

        As stated in the Prospectus, the investment objective of the 500 Fund is to seek investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 79% of the market value of all common stocks publicly traded in the United States. The Manager believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general.

        The investment objective of the MidCap Fund is to seek investment results that correspond to the total return (i.e., the combination of capital changes and income) of publicly traded common stocks of medium-size domestic companies, as represented by the MidCap Index. The MidCap Index, representing approximately 9% of the market value of all common stocks publicly traded in the United States, is composed of 400 selected common stocks of medium-size domestic companies with market capitalizations between $152 million and $6.2 billion. The median market capitalization of the stocks in the MidCap Index is approximately $1.3 billion.

        The investment objective of the SmallCap Fund is to seek investment results that correspond to the total return of publicly traded common stocks of small sized companies, as represented by the S&P SmallCap 600 Index (the "SmallCap Index", The S&P SmallCap 600 Index is a registered trade mark of Standard & Poor's). As of November 29, 1996, the SmallCap Index, representing about 4% of the market value of all common stocks publicly traded in the United States, was composed of 600 selected domestic companies with market capitalizations between $47 million and $2.5 billion. The median market capitalization of the stocks in the SmallCap Index was $382 million.

The Equity Income Fund is a diversified mutual fund that seeks a high level of current income by investing primarily in income producing equity securities. As a secondary objective, the Fund will also consider the potential for price appreciation when consistent with seeking current income.

We will attempt to manage the Equity Income Fund so that the average income yield of the common stocks held by the Equity Income Fund will be at least 50% greater that the yield of the S&P 500 Composite Stock Price Index. Because of our strategies, we expect that the Fund will have less price volatility that the S&P 500 Index.

DESCRIPTION OF INVESTMENT SECURITIES AND PORTFOLIO TECHNIQUES

Municipal Securities

        The Prospectus and its Glossary briefly describe the general categories and nature of municipal securities. Discussed below are the major attributes of the various municipal and other securities in which each of the Tax-Free Funds may invest and of the portfolio techniques the Income Fund or the Money Fund may utilize.

        Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the issuer's taxing power for the payment of principal and interest.

        Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

        Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

        Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FHA under the Federal National Mortgage Association or the Government National Mortgage Association.

        Project Notes are instruments sold by the Department of Housing and Urban Development but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. Government, and generally are for periods of one year or less.

        Short-Term Discount Notes (tax-exempt commercial paper) are short-term (397 days or less) promissory notes issued by municipalities to supplement their cash flow.

        Municipal Bonds, which meet longer term capital needs and generally have
maturities   of  more   than  one  year   when   issued,   have  two   principal
classifications: general obligation bonds and revenue bonds.

        1. General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

        2. Revenue Bonds. A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

        Industrial Development Bonds which pay tax-exempt interest are in most cases revenue bonds and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment. As a result of 1986 federal tax legislation, industrial revenue bonds may no longer be issued on a tax-exempt basis for certain previously permissible purposes, including sports and pollution control facilities.

        There may, of course, be other types of municipal securities that become available which are similar to the foregoing described municipal securities in which the Tax-Free Funds may invest.

        Variable Rate Demand Notes ("VRDN's") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30, 60, 90, 180, or 365 day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

        The Tax-Free Funds may also invest in VRDN's in the form of participation interests ("Participating VRDN's") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDN's provide the Tax-Free Funds with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDN's from the institution upon a specified number of days' notice, not to exceed seven days. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. The Tax-Free Funds have an undivided interest in the underlying obligation and thus participate on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

        VRDN's may be unrated or rated and their creditworthiness may be a function of the creditworthiness of the issuer, the institution furnishing the irrevocable letter of credit, or both. Accordingly, a Tax-Free Fund may invest in such VRDN's the issuers or underlying institutions of which the Manager believes are creditworthy and satisfy the quality requirements of each Tax-Free Fund. The Manager will continuously monitor the creditworthiness of the issuer of such securities and the underlying institution.

        Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have seen wide fluctuations in interest rates. While the value of the underlying VRDN may change with changes in interest rates generally, the variable rate nature of the underlying VRDN should minimize changes in the value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Tax-Free Funds may invest in VRDN's on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VRDN's may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the VRDN's is made in relation to movements of various interest rate adjustment indices, the VRDN's are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

        For purposes of determining whether a VRDN held by a Tax-Free Fund matures within one year from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the demand period required before the Tax-Free Fund is entitled to receive payment of the principal amount of the instrument, or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a VRDN will be determined in the same manner for purposes of computing a Tax-Free Fund's dollar-weighted average portfolio maturity.

        Obligations with Puts Attached. Each Tax-Free Fund may purchase municipal securities together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a "put" and is also referred to as a "stand-by commitment." The Tax-Free Funds will use such puts in accordance with regulations issued by the Securities and Exchange Commission ("SEC"). The Manager understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Tax-Free Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment or similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that stand-by commitments will be available to the Tax-Free Funds nor have the Tax-Free Funds assumed that such commitments would continue to be available under all market conditions.

U.S. Government Obligations, Other Securities and Portfolio Techniques

        U.S. Government Obligations. U.S. Treasury obligations are issued by the Treasury and include Treasury bills (maturing within one year of the date they are issued), certificates of indebtedness, notes and bonds (issued with maturities longer than one year). Such obligations are backed by the full faith and credit pledge of the U.S. Government. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmer's Home Administration, Federal Home Loan Banks, the FHA, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association. Obligations are issued by such agencies or instrumentalities in a range of maturities and may be either (1) backed by the full faith and credit pledge of the U.S. Government, or (2) backed only by the rights of the issuer to borrow from the U.S. Treasury. The Funds may only invest in obligations backed by the U.S. Government's full faith and credit.

        Repurchase Transactions. The Tax-Free Funds, the Government Fund and the Stock Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System. Such a transaction is an agreement in which the seller of U.S. Government securities agrees to repurchase the securities sold to the Fund at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and in particular, at no time will the Money Fund invest in repurchase agreements with a term of more than one year. The U.S. Government securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. A Fund always receives as collateral U.S. Government securities whose market value, including accrued interest, is at least equal to 100% of the dollar amount invested by the Fund in each agreement, and such Fund makes payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Fund's total assets would be invested in such repurchase agreements. With respect to the Tax-Free Funds and the Government Fund, the Manager on an ongoing basis will review and monitor the creditworthiness of institutions with which it has entered into repurchase agreements. The current policy of the Stock Funds is to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Bank of America NT&SA (Bank of America Capital Management, Inc.), the Stock Funds' sub-adviser (the "Sub-Adviser"), subject to the oversight of the Manager and the Board of Trustees of CIT II.

        When-Issued Purchases and Forward Commitments. New issues of Government securities and municipal securities may be offered on a when-issued basis. Accordingly, the Tax-Free Funds and the Government Fund may purchase securities on a when-issued or forward commitment basis. When-issued purchases and forward commitments involve a commitment by the Funds to purchase securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated.

        The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Fund's net asset value starting on the day the Fund agrees to purchase the securities. Therefore, if a Fund remains substantially fully invested at the same time that it has committed to purchase securities on a when-issued or forward commitment basis, its net asset value per share may be subject to greater price fluctuation. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. Settlement of when-issued purchases and forward commitments generally takes place within two months of the date of the transaction, but delayed settlements beyond two months may be negotiated.

        The Funds make commitments to purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, each Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases a Fund may realize a capital gain or loss.

        When a Fund enters into a when-issued purchase or a forward commitment to purchase securities, the Funds' Custodian, Firstar Trust Company (the "Custodian") will establish, and maintain on a daily basis, a separate account of the Fund consisting of cash or portfolio securities having a value at least equal to the amount of the Fund's purchase commitments. These procedures are designed to insure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

        Lending Portfolio Securities. Each of the Tax-Free Funds and the Government Fund may lend up to 100% of its portfolio securities to non-affiliated brokers, dealers, and financial institutions provided that cash or U.S. Government securities equal to 100% of the market value of the securities loaned is deposited by the borrower with the lending Fund and is maintained each business day. As indicated in the Prospectus, although the Stock Funds have no current intention to do so, each Stock Fund may lend up to 10% of its portfolio securities to non-affiliated brokers, dealers and financial institutions provided that cash or U.S. Government securities equal to 100% of the market value of the securities loaned is deposited by the borrower with the lending fund and is maintained each business day. While such securities are on loan, the borrower will pay such Fund any income accruing thereon, and the Fund may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. Each Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Loans are typically subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and its shareholders. A Fund may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Manager (the Sub-Adviser in the case of the Stock Funds) will review and monitor the creditworthiness of such borrowers on an ongoing basis.

        Special Considerations Affecting Investment in California Municipal Obligations. The Money Fund invests a high proportion of its assets in California municipal securities. The Income Fund and the Insured Fund also invest primarily in California municipal securities. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. In addition to general economic pressures, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could adversely affect a California issuer's ability to raise revenues to meet itse financial obligations. The following is not an exhaustive list, constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California that have come to the attention of the Tax-Free Funds and were available before the date of this Statement of Additional Information. The Tax-Free Funds have not independently verified such information.

        As used below, "California Tax-Exempt Securities" includes issues secured by a direct payment obligation of the State and obligations of other issuers that rely in whole or in part on State revenues to pay their obligations, the interest on which is, in the opinion on bond counsel, exempt from federal income tax and California personal income tax. Property tax revenues and part of the State's General Fund surplus are distributed to counties, cities and their various taxing entities; whether and to what extent a portion of the State's General Fund will be so distributed in the future is unclear. State Budgetary Considerations

        Overview. After suffering through a severe recession, since the start of 1994 California's economy has been on a steady recovery. Employment has grown by over 500,000 in 1994 and 1995, and the pre-recession employment level is expected to be matched in 1996. The strongest growth has been in export-related industries, business services, electronics, entertainment, and tourism, whuich has offset the recession-related losses which were heaviest in aerospace and defense-related industries, finance and insurance. This recession seriously affected State tax revenues, which basically mirror economic conditions, and increased expenditures for health and welfare programs. As a result, from the late 1980's until 1992-93, the State experienced recurring budget deficits. A further consequence of the largest budget imbalance was to significantly reduce the State's available cash resources and require it to use a series of external borrowings to meet its cash needs.

        The State's accumulated budget deficit approached $2.8 billion at its peak on June 30, 1993. Because of the deterioration in the State's financial condition, the State's credit ratings have been reduced. Since October 1992, three major nationally recognized statistical rating organizations have lowered the State's general obligation bond rating from the highest rating of "AAA" to "A+" by S&P, "A1" by

Moody's, and "A+" by Fitch.

        Due to the improved California economy, however, the State's finances have improved. The 1995-96 fiscal year budget act projected that, after repaying the last of the budget deficit carried over from prior fiscal years, there would be a positive balance of 28 million in the budget reserve at June 30, 1996. In May 1996, the projections for the 1995-96 fiscal year were updated and it was then estimated that there would be a small deficit of about 70 million in the budget reserve at June, 30, 1996. Although the 1996-97 budget appropriated a budget reserve of 305 million at June 30, 1997, this assumed savings of about 660 million in the State's health and welfare costs based on changes to federal law, including welfare reform. The August 1996 federal welfare reform legislation is projected to provide only about 360 million of the assumed 660 in savings, however, (subject to further adjustment based on how the State implements changes to its welfare system).

        State Appropriations Limit. Subject to certain exceptions, the State is subject to an annual appropriations limit imposed by its Constitution on "proceeds of taxes". Various expenditures, including but not limited to debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

Issues Affecting Local Governments and Special Districts

        Proposition 13. Certain California Tax-Exempt Securities may be obligations of issuers that rely in whole or in part on ad valorem real property taxes for revenue. In 1978, California voters approved Proposition 13, which amended the State Constitution to limit ad valorem real property taxes and restrict the ability of taxing entities to increase property tax and other revenues. With certain exceptions, the maximum ad valorem real property tax is limited to 1% of the value of real property. The value of real property may be adjusted annually for inflation at a rate not exceeding 2% per year, or reduced to reflect declining value, and may also be adjusted when there is a change in ownership or new construction with respect to the property. Constitutional challenges to Proposition 13 to date have been unsuccessful.

        The State, in response to the significant reduction in local property tax revenues as a result of the passage of Proposition 13, enacted legislation to provide local government with increased expenditures from the General Fund. This post-Proposition 13 fiscal relief has, however, ended.

        Proposition 62. This initiative placed further restrictions on the ability of local governments to raise taxes and allocate approved tax revenues. Several recent decisions of the California Courts of Appeal have held parts of Proposition 62 unconstitutional. Recently, however, the California Supreme Court upheld a requirement imposed by Proposition 62 that "special taxes" be approved by two-thirds of the voters voting in an election on the issue. This recent decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes.

        Propositions 98 and 111. These initiatives changed the State appropriations limit and State funding of public education below the university level by guaranteeing K-14 schools a minimum share of General Fund revenues. The initiatives also require that the State establish a prudent reserve fund for public education.

        Proposition 218. Passed in November 1996, this initiativeplaces additional limitations on the ability of California local governments to increase general taxes and impose special assessments. Taxes, assessments and fees have a grace period of up to two years from November 1996 to receive voter approval.
        Appropriations Limit. Local governmental entities are also subject to annual appropriations limits. If a local government's revenues in any year exceed the limit, the excess must be returned to the public through a revision of tax rates or fee schedules over the following two years.

        Conclusion. The effect of these Constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend upon whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). The Tax-Free Funds' concentration in California tax-exempt securities provides a greater level of risk than a fund that is diversified across numerous state and municipal entities.



Additional Issues

        Mortgages and Deeds of Trust. The Tax-Free Funds may invest in issues that are secured in whole or in part by mortgages or deeds of trust on real property. California law limits the remedies of a creditor secured by a mortgage or a deed of trust, which may result in delays in the flow of revenues to, and debt service paid by, an issuer.

        Lease Financings. Some local governments and districts finance certain activities through lease arrangements. It is uncertain whether such lease financings are debt that requires voter approval.

        Seismic Risk. It is impossible to predict the time, location, or magnitude of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.

        Stock Index Futures Contracts. The Stock Funds may enter into agreements to "buy" or "sell" a stock index at a fixed price at a specified date. No stock actually changes hands under these contracts; instead, changes in the underlying index's value are settled in cash. The cash settlement amounts are based on the difference between the index's current value and the value contemplated by the contract. An option on a stock index futures contract is an agreement to buy or sell an index futures contract; that is, exercise of the option results in ownership of a position in a futures contract. Most stock index futures are based on broad-based common stocks, such as the S&P 500 and the MidCap Index, both registered trademarks of Standard & Poor's Corporation. Other broad-based indices include the New York Stock Exchange Composite Index, S&P BARRA/Value, Russell 2000, Value Line Composite Index and Standard & Poor's 100 Stock Index.

        The Sub-Adviser expects that futures transactions for the 500 Fund, the MidCap Fund, the SmallCap Fund and the Equity income Fund will typically involve the S&P 500, the MidCap Index, the Russell 2000 and the S&P BARRA/Value Index, respectively. Because the value of index futures depends primarily on the value of their underlying indexes, the performance of broad-based contracts will generally reflect broad changes in common stock prices. Each Fund's investments may be more or less heavily weighted in securities of particular types of issuers, or securities of issuers in particular industries, than the indexes underlying its index futures positions. Therefore, while a Fund's index futures positions should provide exposure to changes in value of the underlying indexes (or protection against declines in their value in the case of hedging transactions), it is likely that, in the case of hedging transactions, the price changes of a Fund's index futures positions will not match the price changes of the Fund's other investments. Other factors that could affect the correlation of a Fund's index futures positions with its other investments are discussed below.

        Futures Margin Payments. Both the purchaser and seller of a futures contract are required to deposit "initial margin" with a futures broker (known as a "futures commission merchant," or "FCM"), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The Sub-Adviser will attempt to minimize this risk by monitoring the creditworthiness of the FCMs with which the Stock Funds do business.

        Limitations on Stock Index Futures Transactions. Each Stock Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (the "CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, each Fund may use futures contracts for bona fide hedging purposes within the meaning of CFTC regulations; provided, however, that, with respect to positions in futures contracts which are not used for bona fide hedging purposes within the meaning of CFTC regulations, the aggregate initial margin required to establish such position will not exceed five percent of the liquidation value of each Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts into which the Fund has entered.

        The Sub-Adviser also intends to follow certain other limitations on each of the Stock Fund's futures activities. Under normal conditions, a Fund will not enter into any futures contract if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indexes or other instruments underlying the Fund's other futures positions would exceed 20% of such Fund's total assets (35% if total assets are below $25 million). In addition, each Fund does not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

        The above limitations on the Stock Funds' investments in futures contracts, and these Funds' policies regarding futures contracts discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

        Various exchanges and regulatory authorities have undertaken reviews of futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures transactions, and proposals to increase the margin requirements for various types of strategies. It is impossible to predict what actions, if any, will result from these reviews at this time.

        Each Stock Fund may purchase index futures contracts in order to attempt to remain fully invested in the stock market. For example, if a Fund had cash and short-term securities on hand that it wished to invest in common stocks, but at the same time it wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations, it could purchase an index futures contract in order to approximate the activity of the index with that portion of its portfolio. Each Stock Fund may also purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase stocks but had not yet done so, it could purchase a futures contract in order to participate in the index's activity while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from the stocks included in the underlying index, while taking advantage of potentially greater liquidity than futures contracts may offer. Although a Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open future obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days.

        When a Fund wishes to sell securities, it may sell stock index futures contracts to hedge against stock market declines until the sale can be completed. For example, if the Sub-Adviser anticipated a decline in common stock prices at a time when a Fund anticipated selling common stocks, it could sell a futures contract in order to lock in current market prices. If stock prices subsequently fell, the futures contract's value would be expected to rise and offset all or a portion of the anticipated loss in the common stocks the Fund had hedged in anticipation of selling them. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of any gains from those securities. The success of this type of strategy depends to a great extent on the degree of correlation between the index futures contract and the securities hedged.

        Asset Coverage for Futures Positions. Each Stock Fund will comply with guidelines established by the SEC with respect to coverage of futures strategies by mutual funds, and if the guidelines so require will set aside cash and or other appropriate liquid assets (e.g., U.S. Equities, U.S. Government securities or other high grade debt obligations) in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or such Fund's ability to meet redemption requests or other current obligations.

        Correlation of Price Changes. As noted above, price changes of a Fund's futures positions may not be well correlated with price changes of its other investments because of differences between the underlying indexes and the types of securities the Fund invests in. For example, if a Fund sold a broad-based index futures contract to hedge against a stock market decline while the Fund completed a sale of specific securities in its portfolio, it is possible that the price of the securities could move differently from the broad market average represented by the index futures contract, resulting in an imperfect hedge which could affect the correlation between the Fund's return and that of the respective benchmark index. In the case of an index futures contract purchased by the Fund either in anticipation of actual stock purchases or in an effort to be fully invested, failure of the contract to track its index accurately could hinder such Fund in the achievement of its objective.

        Stock index futures prices can also diverge from the prices of their underlying indexes. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying index, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. A Fund may sell futures contracts with a greater or lesser value than the securities it wishes to hedge in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases.

        Liquidity of Futures Contracts. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. Trading in index futures can also be halted if trading in the underlying index stocks is halted. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of potential consequences. If a Fund must continue to hold a futures position, its access to other assets held to cover the position could also be impaired.

INVESTMENT RESTRICTIONS

        Except as noted with respect to any Fund, each Trust has adopted the following restrictions as additional fundamental policies of its Funds, which means that they may not be changed without the approval of a majority of the outstanding voting securities of that Fund. Under the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities" of the Trust or of a particular Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Trust or of such Fund, or (2) 67% or more of the shares of the Trust or of such Fund present at a meeting of shareholders if more than 50% of the outstanding shares of the Trust or of such Fund are represented at the meeting in person or by proxy. A Fund may not:

        1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 10% (15% in the case of the Stock Funds) of the total asset value. However, a Fund will not purchase additional securities while the value of its outstanding borrowings exceeds 5% of its total assets. Secured temporary borrowings may take the form of a reverse repurchase agreement, pursuant to which a Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. (As a matter of operating policy, the Funds currently do not intend to utilize reverse repurchase agreements, but may do so in the future.)

        2. Except as required in connection with permissible futures contracts (Stock Funds only), buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

        3. Make loans, except (a) through the purchase of debt securities which are either publicly distributed or customarily purchased by institutional investors, (b) to the extent the entry into a repurchase agreement may be deemed a loan, or (c) to lend portfolio securities to broker-dealers or other institutional investors if at least 100% collateral, in the form of cash or securities of the U.S. Government or its agencies and instrumentalities, is pledged and maintained by the borrower.

        4. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

        5. With respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase
(a) the value of the holdings of the Fund in the securities of such issuer would exceed 5% of the value of the Fund's total assets, or (b) the Fund would own more than 10% of the voting securities of any such issuer (both the issuer of the municipal obligation as well as the financial institution/ intermediary shall be considered issuers of a participation certificate), except that the Insured Fund may invest more than 25% of its assets in securities insured by the same insurance company.

        6. Purchase securities from or sell to the Trust's officers and Trustees, or any firm of which any officer or Trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, Trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and Trustees together own beneficially more than 5% of such securities (non-fundamental for the Stock Funds).

        7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices, and provided that this limitation shall not prohibit the purchase of securities secured by real estate or interests therein.

        8. (a) Invest in commodities and commodity contracts, or interests in oil, gas, or other mineral exploration or development programs; provided, however, that a Fund may invest in futures contracts as described in the Prospectus and in this Statement of Additional Information (Stock Funds only).

            (b) Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that the Government Fund may purchase, hold, and dispose of "obligations with puts attached" in accordance with its investment policies (all Funds except the Stock Funds).

        9. Invest in companies for the purpose of exercising control or management.

        10. (a) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act and as such securities may be acquired in connection with a merger, consolidation, acquisition, or reorganization (the Stock Funds only).

             (b) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization (all Funds except the Stock Funds).

        11. Purchase illiquid securities, including (under current SEC interpretations) securities that are not readily marketable, and repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such illiquid securities.

        12. Invest 25% or more of its assets in securities of any one industry, although for purposes of this limitation, tax-exempt securities and obligations of the U.S. Government and its agencies or instrumentalities are not considered to be part of any industry (both the industry of the issuer of the municipal obligation as well as the industry of the financial institution/intermediary shall be considered in the case of a participation certificate), except that the Insured Fund may invest more than 25% of its assets in securities insured by the same insurance company.

        In addition, each Stock Fund has adopted the following restrictions as operating policies, which are not fundamental policies, and may be changed without shareholder approval in accordance with applicable regulations. Each Stock Fund may not:

        1.   Engage in short sales of securities.

        2. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of a Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange (the "NYSE") or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

        3. Enter into a futures contract or option on a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

        4. Invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for a period of less than three years.

        5. Invest in puts, calls, straddles or spread options, or any combination thereof.


        If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

TRUSTEES AND OFFICERS

        The Trustees of each Trust have the responsibility for the overall management of the Trust, including general supervision and review of its Funds' investment activities. The Trustees elect the officers of each Trust who are responsible for administering the day-to-day operations of such Trust and its Funds.


The affiliations of the officers and Trustees and their principal occupations for the past five years are listed below. The Trustees and officers of each Trust are identical. Trustees who are deemed to be an "interested person" of the Trust, as defined in the 1940 Act, are indicated by an asterisk (*).


                                         Positions and Offices                              Principal Occupation
Name and Address              Age           with the Trust                                within the past 5 years
------------------------------------------------------------------------------------------------------------------------------------
*Richard F. Shelton,           67        President and Trustee   Chief Executive Officer, CCM Partners;
44 Montgomery Street                                             1982-1984: General Partner, Senior Vice President, and Director,
Suite 2100                                                       Hambrecht & Quist and  President and Director, Hambrecht & Quist
San Francisco, CA 94104                                          Management Corporation; 1963-1982: Resident Manager,
                                                                 General Partner, Senior Vice President and Director,
                                                                 PaineWebber Jackson & Curtis.

*John R. Hill                  55        Vice President,         Director of Marketing, CCM Partners; 1975-1985:
44 Montgomery Street                     Secretary and Trustee   President and Director, The Great American Seed Company, Inc.
Suite 2100
San Francisco, CA  94104

*Phillip W. McClanahan         60        Vice President,         Director of Investments, CCM Partners;
44 Montgomery Street                     Treasurer and Trustee   1984-1985: Vice President and Portfolio Manager,
Suite 2100                                                       Transamerica Investment Services; 1966-1984:
San Francisco, CA 94104                                          Vice President and Portfolio Manager, Fireman's Fund Insurance
                                                                 Company and Amfire, Inc.

Harry Holmes                   70        Trustee                 Principal, Harry Holmes & Associates (consulting);
Del Ciervo at Midwood                                            1982-1984: President and Chief Executive Officer,
Pebble Beach, CA  93953                                          Aspen Skiing Company; 1973-1984: President
                                                                 and Chief Executive Officer, Pebble Beach Company
                                                                 (property management).

John B. Sias                   69        Trustee                 President and CEO, Chronicle Publishing Company, 1993 to present;
c/o Chronicle Publishing                                         formerly,  Director and Executive Vice  President,
    Company                                                      Capital Cities/ABC Inc. and President, ABC Network T.V. Group.
901 Mission Street
San Francisco, CA  94103

Stephen C. Rogers              30        Accounting and          Administrative Officer, CCM Partners;
44 Montgomery Street                     Compliance Officer      1992 to 1993: Marketing Representative, CCM Partners;
Suite 2100                                                       1990 to 1992: Marketing Representative, Xerox Corporation.
San Francisco, CA 94104


        As shown on the following table the Funds pay the fees of the Trustees who are not affiliated with the Manager, which are currently $2,500 per quarter and $500 for each meeting attended. The table provides information regarding all series of the California Investment Trust as of November 30, 1996. As of December 11, 1996, the Trustees and Officers as a group owned less than 1% of the outstanding shares of the Income Fund, the Money Fund, the 500 Fund and the Government Fund. As of December 11, 1996, the Trustees and officers of the Trust as a group owned approximately 3.6% of the Treasury Trust, 15% of the Insured Fund, 2.4% of the MidCap Fund, 25.6% of the SmallCap Fund and 18% of the Equity Income Fund and .

                                             Pension or         Estimated      Total Compenstation
                                          retirement benefits    Annual       respecting registrant
                              Aggregate   accrued as part of  Benefits upon      and Fund Complex
    Name/position           compensation     Fund Expenses     retirement        paid to Trustees
---------------------------------------------------------------------------------------------------
Richard F. Shelton             None               None            None               None
President, Trustee

John R. Hill                   None               None            None               None
Secretary, Trustee

Phillip W. McClanahan          None               None            None               None
Treasurer, Trustee

Harry Holmes                   $12,000            None            None               $12,000
Trustee

John B. Sias                   $12,000            None            None               $12,000
Trustee



INVESTMENT MANAGEMENT AND OTHER SERVICES

Management Services

        CCM Partners, a California Limited Partnership (the "Manager"), is the Manager of the Funds under Investment Management Agreements dated December 27, 1985, October 15, 1992, December 31, 1985 and April 13, 1992. (Such Investment Management Agreements are collectively referred to as the "Agreements.") Pursuant to the Agreements, the Manager supplies investment research and portfolio management, including the selection of securities for the Funds to purchase, hold, or sell and the selection of brokers or dealers through whom the portfolio transactions of each Fund are executed. With respect to the Stock Funds, the Manager intends to delegate these latter functions to the Sub-Adviser (see below). The Manager's activities are subject to review and supervision by the Trustees to whom the Manager renders periodic reports of the Funds' investment activities. The Manager, at its own expense, also furnishes the Trusts with executive and administrative personnel, office space and facilities, and pays certain additional administrative expenses incurred in connection with the operation of each Fund.

        Each Fund pays for its own operating expenses and for its share of its respective Trust's expenses not assumed by the Manager, including, but not limited to, costs of custodian services, brokerage fees, taxes, interest, costs of reports and notices to shareholders, costs of dividend disbursing and shareholder record-keeping services (including telephone costs), auditing and legal fees, the fees of the independent Trustees and the salaries of any officers or employees who are not affiliated with the Manager, and its pro rata portion of premiums on the fidelity bond covering the Fund.

        For the Manager's services, each Fund (except the Stock Funds) pays a monthly fee computed at the annual rate of 1/2 of 1% (0.50%) of the value of the average daily net assets of each Fund up to and including assets of $100 million; plus 45/100 of 1% (0.45%) per annum of average net assets over $100 million up to and including $500 million; and 4/10 of 1% (0.40%) per annum of average net assets over $500 million. For the Manager's services, the Manager is entitled to a monthly fee from the MidCap Fund computed at the annual rate of 4/10 of 1% (0.40%) of the value of its average daily net assets. The Manager is entitled to a monthly fee from the 500 Fund computed at the annual rate of 25/100 of 1% (0.25%) of the value of its average daily net assets. For the SmallCap Fund and the Equity Income Fund, the Manager is compensated at a rate of 1/2 of 1% (0.50%) per annum of the value of average daily net assets of these Funds up to and including $500 million; plus 45/100 of 1% (.45%) per annum of the value of assets up to and including $1 billion, and 40/100 of 1% (0.40%) per annum of average net assets above 1 billion.

        The Agreements provide that the Manager is obligated to reimburse each of the other Funds monthly (through a reduction of its management fees and otherwise) for all expenses (except for extraordinary expenses such as litigation) in excess of 1.00% of each Fund's average daily net assets. The

Manager may also, and has to date, reduced its fees in excess of its obligations under the Agreements.

        For the fiscal year ended August 31, 1994, the Manager received a fee of $392,554 from the Money Fund and reimbursed that Fund $257,901, which resulted in a net management fee of $134,653; the Manager received a management fee of $1,189,430 from the Income Fund, and did not make any reimbursements; the Manager received a fee of $168,965 from the Government Fund and reimbursed that Fund $35,484, which resulted in a net management fee of $133,481; the Manager received a fee of $110,942 from the Treasury Trust and reimbursed that Fund $52,550, which resulted in a net management fee of $58,392; the Manager received a fee of $86,437 from the Insured Fund and reimbursed that Fund $72,401 which resulted in a net gain to that Fund of $14,036 to defray other expenses.

        For the fiscal year ended August 31, 1995, the Manager received a fee of $420,624 from the Money Fund and reimbursed that Fund $214,505, which resulted in a net management fee of $206,119; the Manager received a management fee of $943,027 from the Income Fund, and did not make any reimbursements; the Manager received a fee of $139,656 from the Government Fund and reimbursed that Fund $30,584 which resulted in a net management fee of $109,072; the Manager received a fee of $144,720 from the Treasury Trust and reimbursed that Fund $63,017, which resulted in a net management fee of $81,703; the Manager received a fee of $108,729 from the Insured Fund and reimbursed that Fund $34,227 which resulted in a net management fee of $74,502.

        For the fiscal year ended August 31, 1996, the Manager received a fee of $462,785 from the Money Fund and reimbursed that Fund $196,188, which resulted in a net management fee of $266,597; the Manager received a management fee of $953,158 from the Income Fund, and did not make any reimbursements; the Manager received a fee of $152,331 from the Government Fund and reimbursed that Fund $20,327 which resulted in a net management fee of $132,004; the Manager received a fee of $194,340 from the Treasury Trust and reimbursed that Fund $89,737, which resulted in a net management fee of $104,603; the Manager received a fee of $117,306 from the Insured Fund and reimbursed that Fund $33,648 which resulted in a net management fee of $83,658.

        For the fiscal year ended August 31, 1994, the Manager received a fee of $77,415 from the MidCap Fund and reimbursed that Fund $110,314, which resulted in a net amount to the Fund of $32,899 to defray other expenses; the Manager received a fee of $32,897 from the 500 Fund and reimbursed that Fund $106,723, which resulted in a net amount to the Fund of $73,826 to defray other expenses.

        For the fiscal year ended August 31, 1995, the Manager received a fee of $89,035 from the MidCap Fund and reimbursed that Fund $88,110 which resulted in a net management fee of $925.00; the Manager received a fee of $41,579 from the 500 Fund and reimbursed that Fund $97,742, which resulted in a net amount to the Fund of $56,163 to defray other expenses.

        For the fiscal year ended August 31, 1996, the Manager received a fee of $121,051 from the MidCap Fund and reimbursed that Fund $91,951 which resulted in a net management fee of $29,100; the Manager received a fee of $83,907 from the 500 Fund and reimbursed that Fund $122,682, which resulted in a net amount to the Fund of $38,775 to defray other expenses.

        The Manager has retained Bank of America NT&SA (Bank of America Capital Management, Inc.) to act as Sub-Adviser to the Stock Funds, subject to supervision by the Manager and the Trust's Board of Trustees. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the actual management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Sub-Adviser. The Sub-Adviser provides the portfolio managers for each Fund, who make the necessary investment decisions and place transactions accordingly. The Manager compensates the Sub-Adviser at the annual rate of 1/10 of 1% (0.10%) of the value of the average daily net assets of the Index Funds and the annual rate of 15/100 of 1% (.15%) of the value of the average daily net assets of the Equity Income Fund.

        The Agreements with respect to the Income Fund, the Insured Fund and the Money Fund are currently in effect until December 27, 1997. The Agreement with respect to the Government Fund and the Treasury Trust is currently in effect until December 31, 1997. The Agreement and Sub-Advisory Agreement with respect to the Stock Funds are currently in effect until December 31, 1997. Each Agreement and the Sub-Advisory Agreement will be in effect thereafter only if it is renewed for each Fund for successive periods not exceeding one year by (i) the Board of Trustees of the Trusts or a vote of a majority of the outstanding voting securities of each Fund, and (ii) a vote of a majority of such Trustees who are not parties to said Agreement nor an interested person of any such party (other than as a Trustee), cast in person at a meeting called for the purpose of voting on such Agreement.

        Each Agreement and the Sub-Advisory Agreement may be terminated without penalty at any time by the applicable Trust with respect to one or more of the Funds to which the relevant Agreement applies (either by the applicable Board of Trustees or by a majority vote of the terminating Fund's outstanding shares) or by the Manager on 60-days' written notice, and will automatically terminate in the event of its assignment as defined in the 1940 Act.

Principal Underwriter

        RFS Partners, a California limited partnership, is currently the principal underwriter of each Fund's shares under an underwriting agreement with each Fund, pursuant to which RFS Partners agrees to act as each Fund's distribution agent. Each Fund's shares are sold to the public on a best efforts basis in a continuous offering without a sales load or other commission or compensation. RFS Partners is the general partner of the Funds' Manager. The general partner of RFS Partners is Richard F. Shelton, Inc., a corporation that is controlled by Richard F. Shelton, who is a Trustee and the President of the Trust. Mr. Hill and Mr. McClanahan are limited partners of RFS Partners. While the shares of each Fund are offered directly to the public with no sales charge, RFS Partners may, out of its own monies, compensate brokers who assist in the sale of a Fund's shares. In addition, the Manager may, out of its own monies, make cash contributions to tax-exempt charitable organizations which invest in the Government Fund or the Treasury Trust.

Other Services

        Firstar Trust Company is the shareholder servicing agent for the Trusts and acts as the Trusts' transfer and dividend-paying agent. In such capacities it performs many services, including portfolio and net asset valuation, bookkeeping, and shareholder record-keeping.

        Firstar Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Trusts. The Custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

        Tait, Weller & Baker, Two Penn Center Plaza, Suite 700, Philadelphia, Pennsylvania 19102-1707, are the independent auditors for the Trusts.

        The validity of shares of beneficial interest offered hereby will be passed on by Heller Ehrman White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

THE TRUSTS' POLICIES REGARDING BROKER-DEALERS
USED FOR PORTFOLIO TRANSACTIONS

        Decisions to buy and sell securities for the Funds, assignment of their portfolio business, and negotiation of commission rates and prices are made by the Manager or the Sub-Adviser subject to the supervision of the Manager, as applicable, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) available. Since it is anticipated that most purchases made by the Funds (other than the Stock Funds) will be principal transactions at net prices, the Funds will incur few or no brokerage costs. The Funds will deal directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker-dealer on its behalf unless it is determined that a better price or execution may be obtained by utilizing the services of a broker-dealer. Purchases of portfolio securities from underwriters may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and asked price.

        When a broker-dealer is used for portfolio transactions, the Manager or the Sub-Adviser, as applicable, will seek to determine that the amount of commissions paid is reasonable in relation to the value of the brokerage and research services and information provided, viewed in terms of either that particular transaction or its overall responsibilities with respect to the Funds for which it exercises investment discretion. In selecting broker-dealers and in negotiating commissions, the Manager or the Sub-Adviser, as applicable, considers the broker-dealer's reliability, the quality of its execution services on a continuing basis, the financial condition of the firm, and the research services provided, which include furnishing advice as to the value of securities, the advisability of purchasing or selling specific securities and furnishing analysis and reports concerning state and local governments, securities, and economic factors and trends, and portfolio strategy. The Manager or the Sub-Adviser, as applicable, considers such information, which is in addition to and not in lieu of the services required to be performed by the Sub-Adviser and the Manager under the Management and Sub-Advisory Agreements, to be useful in varying degrees, but of indeterminable value.


        The Funds may pay brokerage commissions in an amount higher than the lowest available rate for brokerage and research services as authorized, under certain circumstances, by the Securities Exchange Act of 1934. Where commissions paid reflect research services and information furnished in addition to execution, the Manager and the Sub-Advisor each believes that such services were bona fide and rendered for the benefit of its clients. There were no brokerage commissions paid by any of the Funds during the fiscal years ended August 31, 1992, 1993 or 1994. For the fiscal year ended August 31, 1995, the 500 Fund paid $4,694 in brokerage commissions and the MidCap Fund paid $4,091 in brokerage commissions. For the fiscal year ended August 31, 1996, the 500 Fund paid $634 in brokerage commissions and the MidCap Fund paid $4,945 in brokerage commissions.

        Provided that the best execution is obtained, the sale of shares of any of the Funds may also be considered as a factor in the selection of broker-dealers to execute the Funds' portfolio transactions. No affiliates of the Funds or of the Manager or of the Sub-Adviser will receive commissions for business arising directly or indirectly out of portfolio transactions of the Funds.

        If purchases or sales of securities of the Funds are considered at or about the same time, transactions in such securities will be allocated among the several Funds in a manner deemed equitable to all by the Manager, taking into account the respective sizes of the Funds, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases, however, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions or net prices will be beneficial to a Fund.

ADDITIONAL INFORMATION REGARDING PURCHASES
AND REDEMPTIONS OF FUND SHARES

Purchase Orders

        The purchase price for shares of the Funds is the net asset value of such shares next determined after receipt and acceptance of a purchase order in proper form. Many of the types of instruments in which the Funds invest must be paid for in "Federal funds," which are monies held by the Custodian on deposit at a Federal Reserve Bank. Therefore, the monies paid by an investor for shares of the Funds generally cannot be invested by the Funds until they are converted into and are available to a Fund in Federal funds, which may take up to two business days. In such cases, purchases by investors will not be considered in proper form and effective until such conversion and availability. However, in the event a Fund is able to make investments immediately (within one business day), it may accept a purchase order with payment otherwise than in Federal funds; in such event shares of a Fund will be purchased at the net asset value next determined after receipt of the order and payment. Once shares of a Fund are purchased, they begin earning income immediately, and income dividends will start being credited to the investor's account on the day following the effective date of purchase and continue through the day the shares in the account are redeemed.

        Payments transmitted by wire and received by Firstar Trust Company prior to 4:00 p.m. Eastern time (1:00 pm. Pacific time) on any business day are normally effective on the same day as received. Wire payments received by the Custodian after that time will normally be effective on the next business day. Payments transmitted by check or other negotiable bank draft will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Checks drawn in U.S. funds on foreign banks will not be credited to the shareholder's account and dividends will not begin accruing until the proceeds are collected, which can take a long period of time.

Shareholder Accounting

        All purchases of Fund shares will be credited to the shareholder in full and fractional shares of the relevant Fund (rounded to the nearest 1/1000 of a share) in an account maintained for the shareholder by the Trusts' transfer agent. Share certificates will not be issued for any Fund at any time. To open an account in the name of a corporation, a resolution of the corporation's Board of Directors will be required. Other evidence of corporate status or the authority of account signatories may be required.

        Each Trust reserves the right to reject any order for the purchase of shares of any Fund, in whole or in part. In addition, the offering of shares of any Fund may be suspended by the relevant Trust at any time and resumed at any time thereafter.


Shareholder Redemptions

        All requests for redemption and all share assignments should be sent to the applicable Fund, 44 Montgomery Street, Suite 2100, San Francisco, California 94104, or, for telephone redemptions, by calling the Fund at (800) 225-8778.

        Redemptions will be made in cash at the net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form, including all share certificates, share assignments, signature guarantees, and other documentation as may be required by the transfer agent. The amount received upon redemption may be more or less than the shareholder's original investment.

        The Trusts will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of such redemption request in proper form. However, each Trust reserves the right to suspend redemptions or postpone the date of payment (1) for any periods during which the New York Stock Exchange is closed (other than for the customary weekend and holiday closings), (2) when trading in the markets the Trusts usually utilize is restricted or an emergency exists, as determined by the Securities and Exchange Commission ("SEC"), so that disposal of the Trust's investments or the determination of a Fund's net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for the protection of a Trust's shareholders. Also, each Trust will not mail redemption proceeds until checks used for the purchase of the shares have cleared.

        As of the date of this Statement of Additional Information, the Trusts understand that the New

York Stock Exchange is closed on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas. The Trusts have been advised that the Custodian is also closed on Martin Luther King's Birthday. On holidays in which the Custodian is closed, any transactions will be processed on the following business day.

        Due to the relatively high cost of handling small investments, each Trust reserves the right to redeem, involuntarily, at net asset value, the shares of any shareholder whose accounts in the Trust have an aggregate value of less than $5,000 ($1,000 in the case of the Stock Funds), but only where the value of such accounts has been reduced by such shareholder's prior voluntary redemption of shares. In any event, before a Trust redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in that shareholder's account is less than the minimum amount and allow that shareholder 30 days to make an additional investment in an amount which will increase the aggregate value of that shareholder's accounts to at least $5,000 before the redemption is processed ($1,000 in the case of the Stock Funds).

        Use of the Exchange Privilege as described in the Prospectus in conjunction with market timing services offered through numerous securities dealers has become increasingly popular as a means of capital management. In the event that a substantial portion of a Fund's shareholders should, within a short period, elect to redeem their shares of that Fund pursuant to the Exchange Privilege, the Fund might have to liquidate portfolio securities it might otherwise hold and incur the additional costs related to such transactions. The Exchange Privilege may be terminated or suspended by the Funds upon 60-days prior notice to shareholders.

Redemptions in Kind

        Each Trust has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the applicable Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund from which the shareholder is redeeming in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of that Fund or the Trust. In such circumstances, the securities distributed would be valued at the price used to compute such Fund's net asset value. Should a Fund do so, a shareholder would likely incur transaction fees in converting the securities to cash.

Determination of Net Asset Value Per Share ("NAV")
        The valuation of the portfolio securities of the Money Fund and the Treasury Trust (including any securities held in the separate account maintained for when-issued securities) is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price such Funds would receive if they sold the instrument. During periods of declining interest rates, the daily yield on shares of the Money Fund and the Treasury Trust computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices. Thus, if the use of amortized cost by such Funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in such Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in such Fund would receive less investment income. The converse would apply in a period of rising interest rates.

        The use of amortized cost by the Money Fund and the Treasury Trust, and the maintenance of each Fund's per share net asset value at $1.00 is permitted by Rule 2a-7 under the 1940 Act, pursuant to which each Fund must adhere to certain conditions.

        The Money Fund and the Treasury Trust each maintain a dollar-weighted average portfolio maturity of 90 days or less, only purchase instruments having remaining maturities of 397 days or less, and only invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation is examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, which may include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, adjusting or withholding of dividends, redemptions of shares in kind, or establishing a net asset value per share by using available market quotations.

        The portfolio securities of the Stock Funds are generally valued at the last reported sale price. Securities held by the Stock Funds that have no reported last sale for any day that a Fund's NAV is calculated and securities and other assets for which market quotations are readily available are valued at the latest available bid price. Portfolio securities held by the Income Fund, the Insured Fund and the Government Fund for which market quotations are readily available are valued at the latest available bid price. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis unless the Trustees determine that such valuation does not reflect fair value. The Trusts may also utilize a pricing service, bank, or broker/dealer experienced in such matters to perform any of the pricing functions.

TAXATION

        Provided that, as anticipated, each Tax-Free Fund qualifies as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each Tax-Free Fund consists of Municipal Obligations, each Tax-Free Fund may designate and pay exempt-interest dividends from interest earned on such obligations. Such exempt-interest dividends may be excluded by shareholders of the Tax-Free Funds from their gross income for federal income tax purposes. Corporate shareholders must take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax. Each Tax-Free Fund might purchase municipal obligations at a discount from the prices at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount may be included in the Tax-Free Funds' ordinary income and will be taxable to shareholders as such when it is distributed. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each Tax-Free Fund consists of obligations that produce interest that is exempt from California personal income tax if received by an individual, and if each maintains its qualification as a regulated investment company, then such Tax-Free Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent they are attributable to interest received by such Tax-Free Fund on such obligations, are exempt from California personal income tax. The total amount of exempt-interest dividends paid by a Tax-Free Fund to its shareholders with respect to any taxable year cannot exceed the amount of interest received by the Fund during such year on tax-exempt obligations less any expenses attributable to such interest.

        Provided the Treasury Trust qualifies as a regulated investment company and meets certain requirements of California tax law, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets is invested in direct obligations of the United States (or other U.S. and California tax-exempt obligations), then the Treasury

Trust will be qualified to pay dividends to its shareholders that, to the extent they are attributable to interest received by the Treasury Trust on such U.S. Government obligations, will be exempt from California personal income tax. Because the GNMA certificates in which the Government Fund primarily invests are not considered direct obligations of the United States for this purpose, the Government Fund does not expect to meet the 50% requirement; as a result, dividends paid by the Government Fund will be subject to California personal income tax.

        Exempt-interest dividends paid to Tax-Free Fund shareholders that are corporations subject to California franchise or income tax will be taxed as ordinary income to such shareholders. Moreover, no dividend paid by the Tax-Free Funds will qualify for the corporate dividends-received deduction for federal income tax purposes.

        Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Fund is not deductible for federal income tax purposes. Under regulations used by the Internal Revenue Service ("IRS") for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares of a Fund. California personal income tax law restricts the deductibility of interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund paying dividends exempt from California personal income tax, as well as the allowance of losses realized upon a sale or redemption of shares, in substantially the same manner as federal tax law (which is described in the Prospectus). Further, a Tax-Free Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial revenue bonds or are "related persons" of such users. Such persons should consult their tax advisers before investing in one of the Tax-Free Funds.

        Up to 85% of Social Security or railroad retirement benefits may be included in federal taxable income for benefit recipients whose adjusted gross income (including income from tax-exempt sources such as tax-exempt bonds and the Tax-Free Funds) plus 50% of their benefits exceeds certain base amounts. Income from the Tax-Free Funds, and others like them, is included in the calculation of whether a recipient's income exceeds certain established amounts but is not taxable directly. California does not impose personal income tax on Social Security or railroad retirement benefits.

        From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It can be expected that similar proposals may be introduced in the future. Proposals by members of state legislatures may also be introduced which could affect the state tax treatment of the Tax-Free Funds' distributions. If such proposals were enacted, the availability of Municipal Obligations for investment by the Tax-Free Funds and the value of the Tax-Free Funds' portfolios would be affected. In such event, the Tax-Free Funds would reevaluate their investment objectives and policies.

General

        Each Fund (except the SmallCap Fund and the Equity Income Fund) is treated as a separate entity and intends to continue to qualify in each year to be treated as a separate "regulated investment company" under the Code. Each of these Funds has elected such treatment and has so qualified during its last fiscal year ended August 31, 1996. (The Equity Income Fund and the SmallCap Fund did not begin operations until September 1, 1996 and October 1, 1996 respectively). The Equity Income Fund and the SmallCap Fund intend to elect and qualify in each year to be treated as a "regulated investment company". To continue to qualify for the tax treatment afforded a regulated investment company under the Code, a Fund must distribute for each fiscal year at least 90% of its taxable income (including net realized short-term capital gains) and tax-exempt net investment income and meet certain source of income, diversification of assets and other requirements of the Code. Provided a Fund continues to qualify for such tax treatment, it will not be subject to federal income tax on the part of its net investment income and its net realized capital gains which it distributes to shareholders, nor will it be subject to Massachusetts or California income or excise taxation. Each Fund must also meet certain Code requirements relating to the timing of its distributions, which generally require the distribution of substantially all of its taxable income and capital gains each calendar year, in order to avoid a 4% federal excise tax on certain retained amounts.

        Each Stock Fund may purchase or sell futures contracts. Such transactions are subject to special tax rules which may affect the amount, timing and character of distributions to shareholders. Unless a Fund is eligible to make and makes a special election, such futures contracts that are "Section 1256 contracts" (such as a futures contract the margin requirements for which are based on a marked-to-market system and which is traded on a "qualified board or exchange") will be "marked to market" for federal income tax purposes at the end of each taxable year, i.e., each futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election is made, gain or loss from transactions in such futures contracts will be 60% long-term and 40% short-term capital gain or loss.

        Code Section 1092, which applies to certain "straddles", may affect the taxation of a Stock Fund's transactions in futures contracts. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in futures.

        One of the requirements for qualification as a regulated investment company is that less than 30% of a Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, a Stock Fund may be restricted in effecting closing transactions within three months after entering into a futures contract.

        Dividends of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable to shareholders as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether such distributions are taken in cash or reinvested in additional shares, and regardless of how long shares of a Fund have been held. The maximum federal income tax rate on long-term capital gains for individuals is currently 28% and the maximum federal individual tax rate on ordinary income is currently 39.6%. Dividends declared by a Fund in October, November, or December of any calendar year to shareholders of record as of a record date in such a month will be treated for federal income tax purposes as having been received by shareholders on December 31 of that year if they are paid during January of the following year.

        A portion of each Stock Fund's ordinary income dividends may qualify for the dividends received deduction available to corporate shareholders under Code
Section 243 to the extent that the Fund's income is derived from qualifying dividends. Availability of the deduction is subject to certain holding periods and debt-financing limitations. Because a Fund may also earn other types of income such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from a Fund that qualifies for the deduction generally will be less than 100%. Each Stock Fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends received deduction.

        The use of equalization accounting by the Income Fund, the Insured Fund and the Government Fund may affect the amount, timing and character of their distributions to shareholders.

        Each Fund is required to file information reports with the IRS with respect to taxable distributions and other reportable payments made to shareholders. The Code requires backup withholding of tax at a rate of 31% on redemptions (except redemptions of Money Fund and Treasury Trust shares) and other reportable payments made to non-exempt shareholders if they have not provided the Fund with their correct social security or other taxpayer identification number and made the certifications required by the IRS or if the IRS or a broker has given notification that the number furnished is incorrect or that withholding applies as a result of previous underreporting. Such withholding is not required with respect to the Tax-Free Funds' dividends qualifying as "exempt-interest dividends" but will apply to the proceeds of redemption or repurchase of Fund (except Money Fund and Treasury Trust) shares for which the correct taxpayer identification number has not been furnished in the manner required or if withholding is otherwise applicable. Therefore, investors should make certain that their correct taxpayer identification number and completed certifications are included in the application form when opening an account.

        The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisers to determine the suitability of a particular Fund and the applicability of any state, local, or foreign taxation. Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from a Fund at rates up to 30% (subject to reduction under certain income tax treaties).

YIELD DISCLOSURE AND PERFORMANCE INFORMATION

        As noted in the Prospectus, each Fund may from time to time quote various performance figures in advertisements and investor communications to illustrate the Fund's past performance. Performance information published by the Funds will be in compliance with rules adopted by the SEC. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods used by the Funds to compute or express performance is discussed below.

Total Return

        Total return for the Funds may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data for the Income Fund, the Insured Fund and the Government Fund will be limited to or accompanied by standardized information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the life of the Fund (i.e., the period from the Fund's inception of operations through the end of the most recent calendar quarter).

        The average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period and assumes reinvestment (on the reinvestment date) of all distributions at net asset value and redemption at the end of the stated period. It is calculated according to the following standardized formula:

        P(1+T)n  =  ERV

where:

P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

T =     average annual total return

n =     number of years

ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

        Aggregate total return is calculated in a similar manner, except that the results are not annualized.


        The average annual compounded rates of return, or total return, for the Income Fund, the Government Fund, the Insured Fund, the 500 Fund and the MidCap
Fund for the following periods were:

                                                                                                                         Period From
                                                                                                                          Inception*
                                                                One Year           Five Years          Ten Years           through
Fund                                                        Ending August 31,   Ending August 31,   Ended August 31,      August 31,
                                                                  1996               1996               1996                1996
Income Fund ......................................                6.82%              7.67%              7.44%               9.03%
Government Fund ..................................                4.35%              8.70%              8.43%               8.48%
Insured Fund .....................................                5.09%               N/A                N/A                 5.67%
500 Fund .........................................               16.49%               N/A                N/A                13.52%
MidCap Fund ......................................                7.52%               N/A                N/A                12.50%

-------------
* December 4, 1985 for the Income Fund and the Government Fund; October 15, 1992 for the Insured Fund; April 20, 1992 for the 500 Fund and the MidCap Fund. The Equity Income Fund and SmallCap Fund were started on September 1, 1996 and October 1, 1996 respectively.

Yield

        As stated in the  Prospectus,  a Fund may also quote its  current  yield
and,  where   appropriate,   effective   yield  and  tax  equivalent   yield  in
advertisements and investor communications.



        The current yield for the Income Fund, Insured Fund, Government Fund and the Equity Income Fund is determined by dividing the net investment income per share earned during a specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, according to the following formula:

        Yield  =  2 [(a-b) + 1)6-1]
                            cd

where:

a =     dividends and interest earned during the period;

b =     expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

d =     the maximum offering price per share on the last day of the period.

        The current yield for the Income Fund, the Government Fund and the Insured Fund for the 30-day period ended August 31, 1996 was 5.21%, 6.71% and 4.32%, respectively.

        The current yield for the Money Fund and the Treasury Trust is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a specified 7-day period, subtracting a hypothetical charge reflecting deductions of expenses, and dividing the net change or difference by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account does not include realized gains and losses or unrealized appreciation and depreciation.

        The Money Fund and the Treasury Trust may also quote an effective yield. Effective yield is calculated by compounding the base period return (calculated as described above) by adding 1, raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.

        The current yield and effective yield for the 7-day period ended August 31, 199 was 3.15% and 3.20%, respectively, for the Money Fund, and 4.82% and 4.93%, respectively, for the Treasury Trust.

        A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund which invests in tax-exempt obligations. The tax equivalent yields for the Treasury Trust and the Tax-Free Funds are computed by dividing that portion of the current yield (or effective yield) of each Fund (computed for each Fund as discussed for the current yield indicated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion (if any) of the yield of the Fund that is not tax-exempt. In calculating tax equivalent yields, the Tax-Free Funds assume an effective tax rate beginning in 1996 (combining federal and California rates) of 45.2%. The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits. The tax equivalent yield for the Income Fund for the 30-day period ended August 31, 1996, was 9.12%. The tax equivalent yield for the Money Fund for the 7-day period ended August 31, 1996 was 5.74%; the tax equivalent effective yield for this Fund for the same 7-day period was 5.75%. The tax equivalent yield for the Treasury Trust (using an effective California tax rate of 9.3%) for the 7-day period ended August 31, 1996 was 5.31%; the tax equivalent effective yield for this Fund for the same 7-day period was 5.43%. The tax equivalent yield for the Insured Fund for the 30-day period ended August 31, 1996 was 8.08%.

Distribution Rate

        Each Fund may also include a reference to its current distribution rate in investor communications and sales literature preceded or accompanied by the Prospectus, reflecting the amounts actually distributed to shareholders. All calculations of a Fund's distribution rate are based on the distributions per share which are declared, but not necessarily paid, during the fiscal year. The distribution rate is determined by dividing the distributions declared during the period by the net asset value per share on the last day of the period and annualizing the resulting figure. In calculating its distribution rate, each Fund uses the same assumptions that apply to its calculation of yield. The distribution rate will differ from a Fund's yield because it may include capital gains and other items of income not reflected in the Fund's yield, as well as interest income received by the Fund and distributed to shareholders which is reflected in the Fund's yield. The distribution rate does not reflect capital appreciation or depreciation in the price of the Fund's shares and should not be considered to be a complete indicator of the return to the investor on his investment.

Comparisons

        From time to time, advertisements and investor communications may compare a Fund's performance to the performance of other investments as reported in various indices or averages, in order to enable an investor better to evaluate how an investment in a particular Fund might satisfy his investment objectives. The Funds may also publish an indication of past performance as measured by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The Lipper performance analysis includes the reinvestment of dividends and capital gains distributions, but does not take any sales charges into consideration and is prepared without regard to tax consequences. In addition to Lipper, the Funds may publish an indication of past performance as measured by other independent sources such as **NoLOAD FUND*XR, a mutual fund monitoring system, the American Association of Individual Investors, Weisenberger Investment Companies Services, Donoghue's Money Fund Report, Barron's, Business Week, Financial World, Money Magazine, Forbes, and The Wall Street Journal.

        The Government Fund may also quote (among others) the following indices of bond prices prepared by Salomon Brothers Inc. These indices are not managed for any investment goal. Their composition may, however, be changed from time to time by Salomon Brothers Inc.

        The Mortgage Pass-Through Index is an index of approximately 200 mortgage-related securities, including GNMAs, FNMAs, Freddie Macs, conventional pass-through securities, and FHA project pools.

        The Long-Term Corporate Index is an index of all outstanding corporate bonds with more than twelve years remaining until maturity which currently includes approximately thirty securities.

        The High-Grade Corporate Index is an index of approximately 800 triple-a or double-a rated corporate bonds with more than twelve years remaining until maturity.

        The MidCap Fund, 500 Fund and SmallCap each may compare its performance to the performance of the MidCap Index, S&P 500 and SmallCap Index, respectively, and the Value Line Composite Index. The S&P 500, the MidCap Index, The SmallCap Index and the Value Line Composite Index are unmanaged indexes of common stock prices. The performance of each index is based on changes in the prices of stocks comprising such index and assumes the reinvestment of all dividends paid on such stocks. Taxes, brokerage commissions and other fees are disregarded in computing the level of each index.

                The performance of a Fund may also be compared to compounded rates of return regarding a hypothetical investment of $2,000 at the beginning of each year, earning interest throughout the year at the compounding interest rates of 5%, 7.5% and 10%.

        In assessing any comparisons of total return or yield, an investor should keep in mind that the composition of the investments in a reported average is not identical to a Fund's portfolio, that such averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its total return or yield. In addition, there can be no assurance that a Fund will continue its performance as compared to any such averages.

MISCELLANEOUS INFORMATION

        Shareholders of Funds other than the Stock Funds who so request may have their dividends paid out monthly in cash. Shareholders of the Stock Funds who so request may have their dividends paid out quarterly in cash. If a shareholder withdraws the entire amount in his Money Fund or Treasury Trust account at any time during the month, all daily dividends accrued with respect to his account during the month to the time of withdrawal will be paid in the same manner and at the same time as the proceeds of withdrawal.

        The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the relevant Trust. Each
Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the relevant Trust. Each Declaration of Trust also provides that a Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of that Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund(s) of which a shareholder holds shares. Each Declaration of Trust further provides that each Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trusts as investment companies as distinguished from operating companies would not likely give rise to liabilities in excess of a Fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Trust itself is unable to meet its obligations.

        As of Decmber 2, 1996, the following shareholders, to the Trusts' knowledge, owned beneficially more than 5% of a Fund's outstanding shares, as noted:


Treasury Trust:

Betty Walkup and Daniel Kelly, Trustees (12%)     Bruce and Betty Walkup, Trustees (8%)
Walkup 1994 Marital Trust                         Bruce and Betty Walkup Trust of 1981
650 California Street, #3030                      650 California Street #3030
San Francisco, California  94108                  San Francisco, CA 94108

Donald G. Fisher and Doris F. Fisher Trust (9%)   D&DF Foundation (5%)
Donald Fisher 1991 Charitable Remainder Trust     c/o Donald G. Fisher
1 Maritime Plaza, #1300                           One Harrison Street
San Francisco, California  94105                  San Francisco, California  94105

Money Fund:

Donald G. Fisher and Doris F. Fisher (13%)
c/o Donald G. Fisher c/o Pisces
One Harrison Street
San Francisco, California  94105

Insured Fund:

Northern Trust Co. Agent (10%)                    Deborah C. Murray (6%)
Matilda Wilbur                                    27 Makin Grade
P.O. Box 92956                                    P.O. Box 1172
Chicago, Illinois 60675                           Ross, California  94957

Richard F. Shelton Trustee (9%)                   John B. Sias (5%)
Richard F. Shelton Trust                          901 Mission Street
1170 Sacramento Street #10B                       San Francisco, CA 94103
San Francisco, CA 94108

Government Fund:

Blush & Company (9%)                              Asian Art Museum Foundation Endowment Fund (7%)
P.O. Box 976                                      Golden Gate Park
New York, New York 10268                          San Francisco, California  94118

500 Fund

State Street (6%)
FBO STRS
1001 Marina Village Parkway Fl 3
Alameda, CA  94501


MidCap Fund:

Donald G. Fisher and Doris F. Fisher, Trustees (9%)
The Donald G. Fisher 1991 Charitable Remainder Trust No. 1
c/o Pisces Inc.
One Maritime Plaza, #1300
San Francisco, California  94111


Equity Income Fund

Richard F. Shelton, Trustee (18%)                 Susan T Ballinger (7%)
Richard F. Shelton Trust                          50 Makin Grade
1170 Sacramento Street, #10B                      Kentfield, CA 94904
San Francisco, CA 94108

James Young and Gail Young, Trustees (9%)         Carsten Anderson & Gail Anderson (7%)
Gail W Young Trust                                10 Compton Circle
55505 Pebble Beach                                Mill Valley, CA 94941
La Quinta, CA 92253

SmallCap Fund

Richard F. Shelton, Trustee (24%)                 Carsten Anderson & Gail Anderson (9%)
Richard F. Shelton Trust                          10 Compton Circle
1170 Sacramento Street, #10B                      Mill Valley, CA 94941
San Francisco, CA 94108

Susan T Ballinger (10%)                           David E Davis, Trustee (5%)
50 Makin Grade                                    David E. Davis Trust
Kentfield, CA 94904                               PO Box 1161
                                                  Soquel, CA 95073


        Although each Fund is offering only its own shares by this joint Statement of Additional Information and joint Prospectus, it is possible that a Fund might become liable for any mis-statements in this statement or in the Prospectus about one of the other Funds. The Boards of Trustees of each Trust have considered this possibility in approving the use of a joint Prospectus and Statement of Additional Information.

FINANCIAL STATEMENTS

        The audited financial statements for the fiscal year ended August 31, 1996 for the Income Fund, the Money Fund, the Government Fund, the Treasury Trust, the Insured Fund, the 500 Fund and the MidCap Fund as contained in their combined Report to Shareholders for the fiscal year ended August 31, 1996 (the "Report"), are incorporated herein by reference to the Report which has been filed with the Securities and Exchange Commission. Any person not receiving the Report with this Statement should call or write the Funds to obtain a free copy.

APPENDIX

DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

        The following paragraphs summarize the descriptions for the rating symbols of municipal securities.

Municipal Bonds

Moody's Investors Service:

Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to
as  "gilt  edge."  Interest   payments  are  protected  by  a
large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Conditional Rating: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Rating Refinements: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation:

AAA: Municipal bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market they move with interest rates, and hence provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but also to some extent, economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


Fitch Investor's Service:

AAA: Bonds and notes rated AAA are regarded as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affect by reasonably foreseeable events.

AA: Bonds and notes rated AA are regarded as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities, and more subject to possible change over the term of the issue.

A: Bonds and notes rated A are regarded as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds and notes with higher ratings.

BBB: Bonds and notes rated BBB are regarded as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

Note: Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. These are refinements more closely reflecting strengths and weaknesses, and are not to be used as trend indicators.

Municipal Notes

Moody's:

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG-3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG-4: Notes are of adequate quality, carrying specific risk but having protection and not being distinctly or predominantly speculative.

Standard & Poor's:

Until June 29, 1984, Standard & Poor's used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less the ratings below usually will be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

Fitch:

Fitch Investment Note Ratings are grouped into four categories with the indicated symbols. The ratings reflect Fitch's current appraisal of the degree of assurance of timely payment, whatever the source.

FIN-1+: Notes assigned this rating are regarded as having the strongest degree of assurance for timely payment.

FIN-1: Notes assigned this rating reflect an assurance of timely payment only slightly less than the strongest issues.

FIN-2: Notes assigned this rating have a degree of assurance for timely payment but with a lesser margin of safety than the prior two categories.

FIN-3: Notes with this rating have speculative characteristics which suggest that the degree of assurance for timely payment is minimal.

Commercial Paper

Moody's:

Moody's Commercial Paper ratings, which are also applicable to municipal paper investments permitted to be made by the Trust, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1):          Superior capacity for repayment.

P-2 (Prime-2):          Strong capacity for repayment.

P-3 (Prime-3):          Acceptable capacity for repayment.

Standard & Poor's:

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Fitch:

Fitch-1: Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

Fitch-2: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Fitch-3: Commercial paper carrying this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the two higher categories.

Fitch-4: Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is minimal and is susceptible to near term adverse change due to less favorable financial or economic conditions.

                         CALIFORNIA INVESTMENT TRUST II

                                    FORM N-1A

                         ------------------------------

                                     PART C
                                OTHER INFORMATION


                         U.S. GOVERNMENT SECURITIES FUND
                        THE UNITED STATES TREASURY TRUST
                               S&P 500 INDEX FUND
                              S&P MIDCAP INDEX FUND
                             S&P SMALLCAP INDEX FUND
                               EQUITY INCOME FUND


                         -------------------------------

                         CALIFORNIA INVESTMENT TRUST II

                                    FORM N-1A

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.


           (a)      Financial Statements ^

             (1) Portfolio of Investments as of August 31, ^ 1996; Statement of Assets and Liabilities, as of August 31, ^ 1996; Statements of Operations for the year ended August 31, ^ 1996; Statement of Changes in Net Assets for the years ended August 31, ^ 1995 and ^ 1996; Financial Highlights for the various periods through August 31, ^ 1996; related notes to Financial Statements; and the Report of Independent Accountants for U.S. Government Securities Fund and The U.S. Treasury Trust, are incorporated by reference to the Annual Report to Shareholders of the California Investment Trust Fund Group for the year ended August 31, ^ 1996.

             (2)    Portfolios  of   Investments   as  of  August  31,  ^  1996;
                    Statements of Assets and Liabilities as of August 31, ^ 1996; Statements of Operations for the year ended August 31, ^ 1996; Statements of Changes in Net Assets for the years ended August 31, ^ 1995 and ^ 1996; Financial Highlights (for a share outstanding during the various periods through August 31, ^ 1996); related notes to Financial Statements; and the Report of the Independent Certified Public Accountants for S&P 500 Index Fund and S&P MidCap Index Fund are incorporated by reference to the Annual Report to Shareholders of the California Investment Trust Fund Group for the fiscal period ended August 31, ^ 1996.


           (b)      Exhibits:
                           (1)(A) Agreement and Declaration of Trust, as amended(c)
                           (1)(B)        Certificate   of   Amendment   to   the
                                         Agreement and Declaration of Trust(d)
                           (2)(A)        By-Laws(a)
                           (2)(B)        By-Laws Amendment(f)
                           (3)           Voting    Trust    Agreement   --   Not
                                         Applicabl(e)
                           (4)           Specimen     Certificate     --     Not
                                         Applicabl(e)
                           (5)(A)        Form of Management Agreement(d)
                           (5)(B)        Form of Sub-Advisory Agreement(d)
                           (6)           Form of Underwriting Agreement(d)

                           (7)           Bonus,  Profit  Sharing,   Pension  and
                                         Other  Similar  Arrangements  -- ^  Not
                                         Applicable

                           (8)           Custodian Agreement(c)
                           (9)           Other   Material   Contracts   --   Not
                                         Applicable
                           (10)          Opinion and Consent of Counsel(b)

                           (11)          Consent of  Independent Accountants^

                           (12) Financial Statements Omitted from Item 23 -- Not Applicable
                           (13)          Agreements   as  to  initial   capital;
                                         letter of investment intent(c)
                           (14)          Model Retirement Plan -- Not Applicable
                           (15) Distribution Plan adopted pursuant to Rule 12b-1 -- Not Applicable
                           (16)          Schedules          for      Performance
                                         Quotations(e)

                           (17)          Financial  Data  Schedule^

                           (18)          Multiple Class Plan -- Not Applicable

------------------------

(a) Previously filed as part of the original Registration Statement of the Registrant as filed on September 27, 1985.

(b)  Previously  filed  as  part  of  Pre-Effective   Amendment  No.  1  to  the
Registrant's Registration Statement as filed on November 25, 1985.

(c)  Previously  filed  as  part  of  Pre-Effective   Amendment  No.  1  to  the
Registrant's Registration Statement as filed on November 25, 1985.

(d) Previously filed as part of Pre-Effective Amendment No. 12 to the Registrant's Registration Statement as filed on February 11, 1992.

(e) Previously filed as part of Post-Effective Amendment No. 13 to the Registrant's Registration Statement as filed on November 2, 1992.

(f) Previously filed as part of Post-Effective Amendment No. 16 to the Registrant's Registration Statement as filed on November 2, 1993.

Item 25. Persons Controlled by or under Common Control with Registrant.

         As of the date of this Post-Effective Amendment, to the knowledge of the Registrant, the Registrant did not control any other person, nor was it under common control with another person.


Item 26. Number of Holders of Securities.


         As of ^ October 31, 1996, the number of shareholders of each of the Registrant's series of shares (Funds) were as follows:

Title of Fund                                  Number of Record Holders
-------------                                  ------------------------
S&P SmallCap Index Fund                               ^ 42
Equity Income Fund                                    ^ 45
U.S. Government Securities Fund                      ^ 538
The United States Treasury Trust                     ^ 300
S&P 500 Index Fund                                 ^ 1,342
S&P Midcap Index Fund                              ^ 1,018


Item 27. Indemnification.

         Please see Article VI of By-Laws (previously filed as Exhibit 2(A)) and
Article VII, Section 3 of the Agreement and Declaration of Trust, as amended (previously filed as Exhibit 1). Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

                  "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

         Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of Article VI.


Item 28. Business and Other Connections of Investment Adviser.

         A. The Manager. CCM Partners, a California Limited Partnership, is the Registrant's investment adviser with respect to these Funds. CCM Partners has been engaged during the past two fiscal years as investment adviser of the California Investment Trust, a diversified, open-end management investment company, which comprises the following series: California Tax-Free Income Fund, California Tax-Free Money Market Fund (from December, 1990 through February 27, 1993, CCM Partners served only as the administrator and not as adviser for this fund), and California Insured Tax-Free Income Fund. The principal business address of California Investment Trust is 44 Montgomery Street, Suite 2100, San Francisco, California 94104.

         From December, 1990 through February 27, 1993, CCM Partners also served as investment adviser of the California Tax-Free Money Trust, a registered management investment company. The principal business address of California Tax-Free Money Trust is 6 St. James Avenue, Boston, Massachusetts 02116.

         The officers of CCM Partners, Richard F. Shelton, Phillip N. McClanahan, and John R. Hill, have also served as officers and/or Trustees of the Registrant and California Investment Trust during the past two fiscal years. Stephen C. Rogers, an officer of CCM Partners, has also served as an officer of the Registrant and California Investment Trust since October 1994. For additional information, please see Part A of this Registration Statement.


         B. The Sub-Adviser. Bank of America is the Registrant's Sub-Adviser with respect to the S&P 500 Index Fund, the S&P MidCap Index Fund, the Equity Income Fund and the S&P SmallCap Index Fund. The following information has been supplied to the Registrant by the Sub-Adviser, and is believed to set forth the names of those directors of Bank of America who are, or have been, during the past two fiscal years, engaged for their own accounts in the capacities of director, officer, employee, partner, or trustee in any other business, profession, vocation or employment of a substantial nature, are set forth below:


Name                                       Affiliation
----                                       -----------

Joseph Alibrandi                           Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.  Chairman  of  the  Board  and
                                           Chief  Executive  Officer,  Whittaker
                                           Corporation,  Los Angeles, California
                                           (manufacturer of aerospace products).
                                           Chairman   of  the  Board  and  Chief
                                           Executive Officer, BioWhittaker, Inc.
                                           (manufacturer     of    biotechnology
                                           products).    Other    directorships:
                                           Catellus   Development   Corporation;
                                           Jacobs Engineering Group, Inc.; Santa
                                           Fe Pacific Corporation.

Jill E. Barad                              Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.   Chief   Operating   Officer,
                                           Mattel Inc., 333  Continental  Blvd.,
                                           El    Segundo,    California    90405
                                           (manufacturer of toys).

Peter B. Bedford                           Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.  President,  Bedford  Property
                                           Investors,      Inc.,      Lafayette,
                                           California  (real estate  development
                                           and investment).

Andrew F. Brimmer                          Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104. President,  Brimmer & Company,
                                           Inc.,  4400  MacArthur  Blvd.,  N.W.,
                                           Suite  302,  Washington,  D.C.  20007
                                           (economic and financial  consulting).
                                           Other    directorships:     BellSouth
                                           Corporation;   Blackstone  Investment
                                           Income   Trust,   Inc.;   Connecticut
                                           Mutual Life Insurance  Company;  E.I.
                                           duPont  de   Nemours   and   Company;
                                           Gannett Company,  Inc.; MNC Financial
                                           Corp.  (and  American  Security  Bank
                                           N.A.); Mercedes-Benz,  N.A.; Navistar
                                           International    Corporation;     PHH
                                           Corporation; UAL Corporation.

Richard A. Clarke                          Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.  Chairman  of  the  Board  and
                                           Chief Executive Officer,  Pacific Gas
                                           and Electric Company,  San Francisco,
                                           California    (gas    and    electric
                                           utility).

David A. Coulter                           Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94194.  President and Chief Executive
                                           Officer,    BankAmerica   Corporation
                                           NT&SA.

Timm F. Crull                              Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.  Chairman and Chief  Executive
                                           Officer,  Nestle USA, Inc., Glendale,
                                           California (food and related products
                                           processing).

Kathleen F. Feldstein                      Director,   BankAmerica   Corporation
                                           (bank  holding   Company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104. President,  Economics Studies,
                                           Inc.   (economic   consulting),   147
                                           Clifton       Street,        Belmont,
                                           Massachusetts    02178.     Director,
                                           Kleinwort  Benson  Australian  Income
                                           Fund.

Donald E. Guinn                            Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.  Chairman  Emeritus,   Pacific
                                           Telesis    Group,    San   Francisco,
                                           California   (telecommunications  and
                                           diversified  holding company).  Other
                                           directorships: Brunswick Corporation;
                                           The Dial Corp.; Pacific Bell; Pacific
                                           Mutual   Life   Insurance    Company;
                                           Pyramid    Technology    Corporation;
                                           Sterling Payot Company.

Frank L. Hope, Jr.                         Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.  Chairman  of the Board,  Hope
                                           Design Group,  San Diego,  California
                                           (architectural and engineering firm).

Ignacio E. Lozano, Jr.                     Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.  Editor-in-Chief,  La Opinion,
                                           Los  Angeles,  California  (newspaper
                                           publishing).

Walter E. Massey                           Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.   Provost   and  Senior   Vice
                                           President,      Academic     Affairs,
                                           University of  California,  Berkeley,
                                           California (education).

John M. Richman                            Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104. Of Counsel,  Wachtel,  Lipton,
                                           Rosen  and  Katz,  Chicago,  Illinois
                                           (law firm).

Richard M. Rosenberg                       Director,   Chairman  of  the  Board,
                                           President    and   Chief    Executive
                                           Officer,    BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.  Director,  Airborne  Express.
                                           Director,    Northrop    Corporation.
                                           Member,  Federal  Advisory Council to
                                           the Board of Governors of the Federal
                                           Reserve System.

A. Michael Spence                          Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104. Dean of the Graduate School of
                                           Business,     Stanford     University
                                           Stanford, California (education).

Solomon D. Trujillo                        Director,   BankAmerica   Corporation
                                           (bank  holding   company),   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.  President and Chief Executive
                                           Officer,   US   West   Communications
                                           Group.

                  The names of those executive officers of Bank of America who are, or have been, during the past two fiscal years, engaged for their own accounts in the capacities of director, officer, employee, partner, or trustee in any other business, profession, vocation or employment, are set forth below, with a description of the business, profession, vocation or employment, and the name and principal business address of any company with which such persons are connected:


Name                                       Affiliation
----                                       -----------
David A. Coulter                           President    and   Chief    Executive
                                           Officer,   BankAmerica   Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.


Kathleen J. Burke                          Vice      Chairman,       BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco,  California  94104. ^ Jack
                                           L. Meyers Vice Chairman,  BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.


Michael Murray                             Vice      Chairman,       BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

Michael O'Neill                            Vice  Chairman  and  Chief  Financial
                                           Officer,   BankAmerica   Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.

Thomas E. Peterson                         Vice      Chairman,       BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco,      California     94104.
                                           Director, VISA USA, Inc.

Michael E. Rossi                           Vice      Chairman,       BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

Martin A. Stein                            Vice      Chairman,       BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

Alexander M. Anderson                      Group   Executive   Vice   President-
                                           Investment    Management    Services,
                                           BankAmerica   Corporation,   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.


Charles Bell                               Group   Executive   Vice   President-
                                           Commercial   Business,    BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco,    California   94104.   ^
                                           Christopher  Callero Group  Executive
                                           Vice   President-National    Consumer
                                           Assets, BankAmerica Corporation, Bank
                                           of  America  NT&SA,  Bank of  America
                                           Center,  San  Francisco,   California
                                           94104.

Barbara J. Desoer                          Group   Executive   Vice   President-
                                           California Retail Group,  BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.


P. Gerald Doherry                          Group Executive Vice President-Global
                                           Capital     Markets,      BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.


Kenneth G. Edwards                         Group   Executive   Vice   President-
                                           Commercial  Real Estate,  BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

Jeremy G. Fair                             Group  Executive  Vice   President-US
                                           Corporate,  BankAmerica  Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.

Christine N. Garvey                        Group   Executive   Vice   President-
                                           Corporate      Real      Estate/OREO,
                                           BankAmerica   Corporation,   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.


^ John J. ^ Higgins                        Group    Executive   Vice   President
                                           ^-Business    Finance,    BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.


James E. Hulihan, Jr.                      Group  Executive Vice  President-Asia
                                           Retail      Banking,      BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

James G. Jones                             Group   Executive   Vice   President-
                                           Consumer     Credit,      BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.


Liam E. McGee                              Group   Executive   Vice   President-
                                           California    Retail,     BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco,  California 94104.

^Bruce W.  Mitchell                        Group    Executive    Vice  President
                                           and        General           Auditor,
                                           BankAmerica   Corporation,   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.


Robert P. Morrow, III                      Group  Executive Vice  President-Asia
                                           Wholesale    Banking,     BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

Barbara Z. Otto                            Group Executive Vice  President-Latin
                                           America/Canada,           BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

Raymond R. Peters                          Group  Executive  Vice  President and
                                           Treasurer,  BankAmerica  Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.

Barbara L. Rambo                           Group   Executive   Vice   President-
                                           Commercial    Banking,    BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

Daniel P. Riley                            Group   Executive   Vice   President-
                                           Support     Services,     BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

Arthur Ringwald                            Group   Executive   Vice   President-
                                           BankAmerica   Mortgage,   BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.


Federico Sacasa                            Group   Executive   Vice   President-
                                           International      Trade     Banking,
                                           BankAmerica   Corporation,   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.

Ralph Schauss                              Group   Executive   Vice   President-
                                           Europe,   Middle  East,  and  Africa,
                                           BankAmerica   Corporation,   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.

Frank A. Somers                            Group   Executive   Vice   President-
                                           Special      Assets,      BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.


Cheryl A. Sorokin                          Group  Executive  Vice  President and
                                           Secretary,  BankAmerica  Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.

Joseph E. Vaez                             Group  Executive  Vice  President and
                                           Director   of   Credit    Examination
                                           Services,   BankAmerica  Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California  94104.

^ Doyle L. Arnold                          Executive  Vice   President-Corporate
                                           Development, BankAmerica Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.


Jeanine Brown                              Executive Vice  President-Interactive
                                           Banking,   BankAmerica   Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.

Paul M. Dorfman                            Executive    Vice    President-Credit
                                           Policy, BankAmerica Corporation, Bank
                                           of  America  NT&SA,  Bank of  America
                                           Center,  San  Francisco,   California
                                           94104.


Stephen B. Galasso                         Executive Vice  President-Credit Card
                                           Group, BankAmerica Corporation,  Bank
                                           of  America  NT&SA,  Bank of  America
                                           Center,  San  Francisco,   California
                                           94104.


Richard V. Harris                          Executive   Vice   President-Leasing,
                                           BankAmerica   Corporation,   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.


Cheryl L. Kane                             Executive  Vice  President-Technology
                                           Support     Services,     BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.


John R. Lloyd, Jr.                         Executive       Vice       President-
                                           Institutional   Trust,    BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

Richard W. Madresh                         Executive   Vice   President-Business
                                           Credit, BankAmerica Corporation, Bank
                                           of  America  NT&SA,  Bank of  America
                                           Center,  San  Francisco,   California
                                           94104.

Donald A. Mullane                          Executive  Vice   President-Corporate
                                           Community  Development,   BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.


^ Terry E. Perucca                         Executive  Vice  President   ^-Global
                                           Equity    Investments,    BankAmerica
                                           Corporation,  Bank of America  NT&SA,
                                           Bank   of   America    Center,    San
                                           Francisco, California 94104.

James H. Roethe                            Executive    Vice     President-Legal
                                           Department,  BankAmerica Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.


Lewis W. Teel                              Executive   Vice    President-Trading
                                           Exposure   Control  and   Compliance,
                                           BankAmerica   Corporation,   Bank  of
                                           America   NT&SA,   Bank  of   America
                                           Center,  San  Francisco,   California
                                           94104.

John W. Wheeler                            Executive   Vice    President-Housing
                                           Services,   BankAmerica  Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.


M. Faye Wilson                             Executive   Vice   President-Consumer
                                           Finance,   BankAmerica   Corporation,
                                           Bank  of  America   NT&SA,   Bank  of
                                           America   Center,    San   Francisco,
                                           California 94104.



Item 29.  Principal Underwriters.

         RFS Partners is the principal underwriter, and in that capacity distributes the shares of the Funds. RFS Partners also serves as principal underwriter for the California Investment Trust. Certain limited partners of RFS Partners also serve as officers and/or trustees of the Registrant.


Item 30.  Locations of Accounts and Records.

         The  accounts,  books or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the Registrant's Shareholder Servicing and Transfer Agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


Item 31.  Management Services.

         All management-related service contracts are discussed in Part A or Part B of this Form N-1A.


Item 32.  Undertakings.

         (a) The Registrant hereby undertakes promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.


         (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified within four to six months from the effective date of the S&P SmallCap Index Fund and the Equity Income Fund.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of ^ 1993, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the ^ 27th day of ^ December , 1996.


                                    CALIFORNIA INVESTMENT TRUST II
                                    (Registrant)

                                    By      Richard F. Shelton*
                                            -------------------------------
                                            Richard F. Shelton, President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

  Signature                Capacity                        Date
  ---------                --------                        -----


Richard F. Shelton*       Principal Executive              ^ December 30, 1996
-------------------       Officer and Trustee
Richard F. Shelton

Phillip W. McClanahan*    Principal Financial              ^ December 30, 1996
----------------------    and Accounting Officer
Phillip W. McClanahan     and Trustee


John R. Hill*             Trustee                          ^ December 30, 1996
-------------
John R. Hill

Harry Holmes*             Trustee                          ^ December 30, 1996
-------------
Harry Holmes

John B. Sias*             Trustee                          ^ December 30, 1996
-------------
John B. Sias




* By:   /s/ Julie Allecta
        ----------------------------------------
        Julie Allecta, Attorney-in-Fact pursuant
        to Power of Attorney previously filed.

                                                                File Nos. 33-500
                                                                        811-4418



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 10549


                                  ------------



                                    EXHIBITS

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 21

                                       TO

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933
                                       AND

                                AMENDMENT NO. 23

                                      UNDER

                       THE INVESTMENT COMPANY ACAT OF 1940


                               -------------------

                         CALIFORNIA INVESTMENT TRUST ii
             (Exact name of registrant as specified in its charter)

                         CALIFORNIA INVESTMENT TRUST iI


                                Index to Exhibits



Exhibit No.                                                              Page
----------                                                               ----

(11)     Consent of Independent Accountants                              _____

(27)     Financial Data Schedule                                         _____